SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 333-38801
File No. 811-08457

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 25	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 25

DELAWARE GROUP FOUNDATION FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Public Offering:	January 28, 2008

It is proposed that this filing will become effective:

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 25 to Registration File No. 333-38801 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A - Prospectuses

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

Prospectus

Core Equity

Delaware Foundation Funds

Delaware Aggressive Allocation Portfolio
(Class A, Class B, Class C, Class R)
Delaware Moderate Allocation Portfolio
(Class A, Class B, Class C, Class R)
Delaware Conservative Allocation Portfolio
(Class A, Class B, Class C, Class R)

January 28, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus, and any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Portfolio profiles	page 1
Delaware Aggressive Allocation Portfolio	1
Delaware Moderate Allocation Portfolio	4
Delaware Conservative Allocation Portfolio	8

How we manage the Portfolios	page 16
Our investment strategies	16
The securities we typically invest in	21
More about the Portfolios	23
The risks of investing in the Portfolios	24
Disclosure of portfolio holdings information	29

Who manages the Portfolios	page 30
Investment manager	30
Portfolio managers	30
Manager of managers structure	32
Who’s who?	32

About your account	page 34
Investing in the Portfolios	34
Choosing a share class	34
How to reduce your sales charge	41
How to buy shares	45
Fair valuation	46
Retirement plans	47
Document delivery	47
How to redeem shares	47
Account minimums	49
Special services	49
Frequent trading of Portfolio shares	51
Dividends, distributions, and taxes	54

Financial highlights	page 56

Contact information	page 85

Profile

Delaware Aggressive Allocation Portfolio

What is the Portfolio’s objectives?

The Delaware Aggressive Allocation Portfolio seeks long-term capital growth. Although the Portfolio will strive to meet its investment objective, there is no assurance that it will.

What are the Portfolio’s main investment strategies?
We invest primarily in shares of other Delaware Investments® Funds, including equity funds and, to a lesser extent, fixed-income funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective, the Portfolio will typically invest more of its assets in equity funds and securities than in fixed-income funds and securities. Typically, the Portfolio will invest between 10% and 30% of its assets in international funds or securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the Portfolio’s investments. This Portfolio is subject to the same risks as the underlying

Delaware Investments® Funds in which it invests. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed-income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and fixed-income funds in the portfolio would decline and the value of Portfolio shares could decline as well. To the extent that it invests in international funds or securities, the Portfolio will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

For a more complete discussion of risk, please see “The risks of investing in the Portfolios” on page 24.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Portfolio

  Investors who are in the earlier stage of wealth accumulation, generally with higher risk tolerance.

  Investors seeking the capital appreciation potential of the stock market and who have no need for current income.

  Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Portfolio

  Investors with short-term financial goals.

  Investors whose primary goal is current income.

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

1

Profile

Delaware Aggressive Allocation Portfolio

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss	this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Aggressive Allocation Portfolio performed?

This bar chart and table can help you evaluate the risks of investing in the Portfolio. We show how the annual returns for the Portfolio’s Class A shares have varied over the past ten calendar years as well as the average annual returns of the Class A, B, C, and R shares for one-year, five-year, and 10-year or lifetime periods, as applicable. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps. Please see the footnotes on page 12 for additional information about the expense caps.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.14% for the quarter ended June 30, 2003, and its lowest quarterly return was -14.59% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

2

Average annual returns for periods ending 12/31/07

			10 years or
Delaware Aggressive Allocation Portfolio	1 year	5 years	lifetime**
Class A return before taxes	(0.46%)	11.37%	4.56%
Class A return after taxes on distributions	(1.76%)	10.72%	3.68%
Class A return after taxes on distributions
and sale of Portfolio shares	0.25%	9.74%	3.48%
Class B (if redeemed) return before taxes*	0.76%	11.55%	4.56%
Class C (if redeemed) return before taxes*	3.75%	11.82%	4.42%
Class R (if redeemed) return before taxes	5.33%	N/A	11.01%
S&P 500 Index
(reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%

The Portfolio’s returns above are compared to the performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Portfolio, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. The Index is not a perfect comparison for the Portfolio because the Portfolio may invest in fixed income and international securities, which are not included in the index. Maximum sales charges are included in the Portfolio’s returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime, and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Portfolio’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*Total returns assume redemption of shares at end of period. The 10-year return for Class B shares reflects conversion to Class A shares after approximately eight years. If shares were not redeemed, the returns for Class B would be 4.76%, 11.84% and 4.56% for the one-year, five-year, and 10-year periods, respectively. If shares were not redeemed, the returns for Class C would be 4.75%, 11.82%, and 4.42% for the one-year, five-year, and 10-year periods, respectively.

**Lifetime returns are shown for a class if the class has existed for less than 10 years. The Index returns shown are for 10 years because the Fund's Class A, Class B and Class C shares commenced operations more than 10 years ago. The inception date for Class R shares was June 2, 2003. The Index returns for the Class R lifetime was 11.56%. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for Class R lifetime reflects the return from June 30, 2003 through December 31, 2007.

3

Profile

Delaware Moderate Allocation Portfolio

What are the Portfolio’s investment objectives?

The Delaware Moderate Allocation Portfolio seeks capital appreciation with current income as a secondary objective. Although the Portfolio will strive to meet its investment objectives, there is no assurance that it will.

What are the Portfolio’s main investment strategies?
We invest primarily in shares of other Delaware Investments® Funds, including equity, fixed income, and international funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio.

Under normal circumstances, the Portfolio will invest at least 25% of its net assets in equity funds and securities and at least 25% of its net assets in fixed income funds and securities. This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio has the flexibility to invest more in equity funds and securities or more in fixed income funds and securities, depending on market conditions. However, it will typically invest at least 25% in fixed income securities or fixed income funds. The Portfolio will typically invest between 5% and 20% of its assets in international funds and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the Portfolio’s investments. This Portfolio is subject to the same risks as the underlying Delaware Investments® Funds in which it invests. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and the fixed income funds in the portfolio will decline and the Portfolio’s share value could decline as well. To the extent that it invests in international funds or securities, the Portfolio will be affected by changes in currency

Who should invest in the Portfolio

  Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.

  Investors seeking the capital appreciation potential of the stock market and the income potential of the bond market.

  Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

4

Who should not invest in the Portfolio

  Investors with short-term financial goals.

  Investors whose primary goal is high current income.

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

For a more complete discussion of risk, please see “The risks of investing in the Portfolios” on page 24.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Moderate Allocation Portfolio performed?

This bar chart and table can help you evaluate the risks of investing in the Portfolio. We show how the annual returns for the Portfolio’s Class A shares have varied over the past 10 calendar years as well as the average annual returns of the Class A, B, C, and R shares for one-year, five-year, and 10-year or lifetime periods, as applicable. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps. Please see the footnotes on page 12 for additional information about the expense caps.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 12.98% for the quarter ended June 30, 2003, and its lowest quarterly return was -9.92% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

5

Profile

Delaware Moderate Allocation Portfolio

Average annual returns for the periods ending 12/31/07

			10 years or
Delaware Moderate Allocation Portfolio	1 year	5 years	lifetime**
Class A return before taxes	(1.34%)	9.14%	4.22%
Class A return after taxes on distributions	(2.49%)	8.59%	3.33%
Class A return after taxes on distributions
and sale of Portfolio shares	(0.51%)	7.70%	3.11%
Class B (if redeemed) return before taxes*	(0.13%)	9.30%	4.23%
Class C (if redeemed) return before taxes*	2.77%	9.59%	4.10%
Class R (if redeemed) return before taxes	4.40%	N/A	8.74%
S&P 500 Index
(reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
Lehman Brothers U.S. Aggregate Index
(reflects no deduction for fees, expenses, or taxes)	6.97%	4.42%	5.97%

The Portfolio’s returns above are compared to the performance of the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. The Lehman Brothers U.S. Aggregate Index measures the performance of approximately 6,500 U.S. corporate and government bonds and other fixed income securities. You should remember that unlike the Portfolio, the Indices are unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Neither Index is a perfect comparison to Delaware Moderate Allocation Portfolio since the S&P 500 Index does not include fixed income securities and the Lehman Brothers U.S. Aggregate Index does not include stocks. Maximum sales charges are included in the Portfolio’s returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and IRAs. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime, and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Portfolio’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*Total returns assume redemption of shares at end of period. The 10-year return for Class B shares reflects conversion to Class A shares after approximately eight years. If shares were not redeemed, the returns for Class B would be 3.87%, 9.61%, and 4.23% for the one-year, five-year, and 10-year periods, respectively. If shares were not redeemed, the returns for Class C would be 3.77%, 9.59%, and 4.10% for the one-year, five-year, and 10-year periods, respectively.

**Lifetime returns are shown for a class if the class has existed for less than 10 years. The Index returns shown are for 10 years because the Fund's Class A, Class B and Class C shares commenced operations more than 10 years ago. The inception date for Class R shares was June 2, 2003. The Index returns for the Class R lifetime were 11.56% and 4.03% for the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index,  respectively. The Indexes report returns on a monthly basis as of the last day of the month. As a result, the Index returns for Class R lifetime reflect the return from June 30, 2003 through December 31, 2007.

6

Profile

Delaware Conservative Allocation Portfolio

What are the Portfolio’s investment objectives?

The Delaware Conservative Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation. Although the Portfolio will strive to meet its investment objectives, there is no assurance that it will.

What are the Portfolio’s main investment strategies?
We invest primarily in shares of other Delaware Investments® Funds, including fixed income and equity funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective, the Portfolio would typically have a larger percentage of its assets allocated to fixed income funds and securities (generally at least 45%) than to equity funds and securities (generally at least 20%). The Portfolio may allocate up to 10% to international funds and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the Portfolio’s investments. This Portfolio is subject to the same risks as the underlying Delaware Investments® Funds in which it invests. Therefore, to the extent that it invests in bonds and fixed income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and fixed income funds in the portfolio will decline and the Portfolio’s share value could decline as well. To the extent that it invests in equity funds and securities, it will be affected by declines in stock prices.

For a more complete discussion of risk, please see “The risks of investing in the Portfolios” on page 24.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

Who should invest in the Portfolio

  Investors who are in the wealth preservation phase, generally with lower risk tolerance.

  Investors in the pre-retirement or retirement phase, looking for an increase in income.

  Investors who want a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

8

Who should not invest in the Portfolio

  Investors with short-term financial goals.

  Investors whose primary goal is capital appreciation.

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss	this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Conservative Allocation Portfolio performed?

This bar chart and table can help you evaluate the risks of investing in the Portfolio. We show how the annual returns for the Portfolio’s Class A shares have varied over the past 10 calendar years as well as the average annual returns of the Class A, B, C, and R shares for one-year, five-year, and 10-year or lifetime periods, as applicable. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps. Please see the footnotes on page 12 for additional information about the expense caps.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 9.34% for the quarter ended June 30, 2003, and its lowest quarterly return was -6.34% for the quarter ended September 30, 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

9

Profile

Delaware Conservative Allocation Portfolio

Average annual returns for periods ending 12/31/07

			10 years or
Delaware Conservative Allocation Portfolio	1 year	5 year	lifetime**
Class A return before taxes	(1.79%)	6.80%	3.75%
Class A return after taxes on distributions	(3.08%)	5.91%	2.52%
Class A return after taxes on distributions
and sale of Portfolio shares	(0.96%)	5.39%	2.46%
Class B (if redeemed) return before taxes*	(0.59%)	6.91%	3.79%
Class C (if redeemed) return before taxes*	2.31%	7.24%	3.59%
Class R (if redeemed) return before taxes	3.95%	N/A	6.68%
Lehman Brothers U.S. Aggregate Index
(reflects no deduction for fees, expenses, or taxes)	6.97%	4.42%	5.97%

The Portfolio’s returns above are compared to the performance of the Lehman Brothers U.S. Aggregate Index. The Index measures the performance of approximately 6,500 U.S. corporate and government bonds and other fixed income securities. You should remember that unlike the Portfolio, the Index is unmanaged and does not include the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. In addition, the Index is not a perfect comparison to the Portfolio because the Portfolio invests in a variety of asset classes not represented in the Index, including equity securities, international securities and high-yielding corporate bonds. Maximum sales charges are included in the Portfolio’s returns shown above.

After-tax performance is presented only for Class A shares of the Portfolio. The after-tax returns for other Portfolio classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and IRAs. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime, and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Portfolio’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*Total returns assume redemption of shares at end of period. The 10-year return for Class B shares reflects conversion to Class A shares after approximately eight years. If shares were not redeemed, the returns for Class B would be 3.40%, 7.26%, and 3.79% for the one-year, five-year, and 10-year periods, respectively. If shares were not redeemed, the returns for Class C would be 3.30%, 7.24%, and 3.59% for the one-year, five-year, and 10-year periods, respectively.

** Lifetime returns are shown for a class if the class has existed for less than 10 years. The Index returns shown are for 10 years because the Fund's Class A, Class B and Class C shares commenced operations more than 10 years ago. The inception date for Class R shares was June 2, 2003. The Index return for the Class R lifetime was 4.03%. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for Class R lifetime reflects the return from June 30, 2003 through December 31, 2007.

10

Fees and expenses

What are the Portfolios’ fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Sales charges are fees paid directly from your investments when you buy or sell shares of the Portfolios.

Class	A	B	C	R
Maximum sales charge (load) imposed
on purchases as a percentage of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge
(load) as a percentage of original purchase price
or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]	none
Maximum sales charge (load) imposed
on reinvested dividends	none	none	none	none
Redemption fees	none	none	none	none
Exchange fees	none	none	none	none

11

Profile

Fees and expenses

Annual fund operating expenses are deducted from the Portfolios’ assets.

Class	A	B	C	R
Delaware Aggressive Allocation Portfolio
Management fees[4]	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.30%[5]	1.00%	1.00%	0.60%[5]
Other expenses[6]	0.49%	0.49%	0.49%	0.49%
Acquired fund fees and expenses[7]	0.89%	0.89%	0.89%	0.89%
Total annual fund operating expenses	1.93%	2.63%	2.63%	2.23%
Fee waivers and payments	(0.24%)	(0.19%)	(0.19%)	(0.29%)
Net expenses	1.69%	2.44%	2.44%	1.94%
Delaware Moderate Allocation Portfolio
Management fees[4]	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.30%[5]	1.00%	1.00%	0.60%[5]
Other expenses	0.46%	0.46%	0.46%	0.46%
Acquired fund fees and expenses[7]	0.80%	0.80%	0.80%	0.80%
Total annual fund operating expenses	1.81%	2.51%	2.51%	2.11%
Fee waivers and payments	(0.21%)	(0.16%)	(0.16%)	(0.26%)
Net expenses	1.60%	2.35%	2.35%	1.85%
Delaware Conservative Allocation Portfolio
Management fees[4]	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.30%[5]	1.00%	1.00%	0.60%[5]
Other expenses[6]	0.50%	0.50%	0.50%	0.50%
Acquired fund fees and expenses [7]	0.72%	0.72%	0.72%	0.72%
Total annual fund operating expenses	1.77%	2.47%	2.47%	2.07%
Fee waivers and payments	(0.25%)	(0.20%)	(0.20%)	(0.30%)
Net expenses	1.52%	2.27%	2.27%	1.77%

1 A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2 If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

3 Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

4 The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from February 1, 2008 through January 31, 2009 in order to prevent total annual

12

   fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings and liquidations (collectively, “non-routine expenses”)) from exceeding, in an aggregate amount, 0.55%, 0.55%, and 0.55% of average daily net assets of the Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio, respectively. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios.

5 The Portfolios’ distributor (Distributor) has contracted to limit the Class A and Class R shares’ 12b-1 fee from February 1, 2008 through January 31, 2009 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

6 “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

7 The Portfolios’ total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the financial highlights in this Prospectus or the Portfolios’ shareholder reports. The financial highlights only reflect each Portfolio’s operating expenses and do not include the fees and expenses of the underlying fund(s) in which each Portfolio invests.

13

Profile

Fees and expenses

This example is intended to help you compare the cost of investing in the Portfolios to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Portfolios’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net expenses, which include underlying Delaware Investments® Funds’ fees and expenses, with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

			(if redeemed)		(if redeemed)
Class [1]	A	B	B	C	C	R
Delaware Aggressive Allocation Portfolio
1 year	$737	$247	$647	$247	$347	$197
3 years	$1,124	$799	$1,074	$799	$799	$669
5 years	$1,536	$1,378	$1,603	$1,378	$1,378	$1,168
10 years	$2,681	$2,780	$2,780	$2,950	$2,950	$2,542
Delaware Moderate Allocation Portfolio
1 year	$728	$238	$638	$238	$338	$188
3 years	$1,092	$766	$1,041	$766	$766	$636
5 years	$1,480	$1,321	$1,546	$1,321	$1,321	$1,110
10 years	$2,563	$2,662	$2,662	$2,833	$2,833	$2,421
Delaware Conservative Allocation Portfolio
1 year	$721	$230	$630	$230	$330	$180
3 years	$1,077	$751	$1,026	$751	$751	$620
5 years	$1,457	$1,298	$1,523	$1,298	$1,298	$1,086
10 years	$2,520	$2,618	$2,618	$2,791	$2,791	$2,376

1 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and 10th years reflects expenses of the Class A shares.

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Other expenses paid by the Portfolios

Because the Portfolios invest primarily in other Delaware Investments® Funds, they will be shareholders of those funds. Like all shareholders, a Portfolio will bear a proportionate share of any management fees and other expenses of the underlying Delaware Investments® Funds that a Portfolio holds. These fees, which are deducted from the underlying funds before their share prices are calculated, are in addition to the management fee, distribution and service (12b-1) fee and other expenses charged by each Portfolio. Depending on which funds are held in each Portfolio, the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated an average expense ratio for each Portfolio, based on the expense ratios of the Delaware Investments® Funds for each of their most recent fiscal years and each Portfolio’s average investment during the fiscal year ended September 30, 2007. Based on these hypothetical calculations, the combined average expense ratio of the Delaware Investments® Funds that is borne by each of the Portfolios, including any applicable fee waiver, would have been as follows:

Aggressive Allocation Portfolio	0.89%
Moderate Allocation Portfolio	0.80%
Conservative Allocation Portfolio	0.72%

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How we manage the Portfolios

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies

In order to meet the changing needs of investors throughout their lives, Delaware Foundation Funds offers three different portfolios with varying levels of income and growth potential and corresponding variations in risk. From the most conservative (the Delaware Conservative Allocation Portfolio) to the moderate (the Delaware Moderate Allocation Portfolio) to the most aggressive (the Delaware Aggressive Allocation Portfolio), each Portfolio relies on active asset allocation and invests in a select group of Delaware Investments® Funds as it strives to attain its objective(s).

Each Portfolio is a type of mutual fund known as a fund-of-funds. A fund-of-funds typically invests in other mutual funds rather than individual securities. The potential benefits of such a strategy are three-fold:

1.   An extra layer of diversification by investing in a number of underlying funds that, in turn, invest in a broadly diversified number of individual securities;

2.   Access to the investment expertise of multiple portfolio managers and analysts who work on the underlying funds; and

3.   A professional portfolio manager who makes asset allocation decisions.

We offer the Portfolios because we believe that a fund-of-funds is an efficient way to provide active asset allocation services to meet the needs of investors at various stages of their life and wealth accumulation. Our active asset allocation strategy begins with an evaluation of three key factors:

  the expected return of specific asset classes such as equities or fixed income securities;

  the expected volatility or degree to which returns of each asset class have varied from one period to the next; and

  the correlation of various asset classes, that is, the degree to which two asset classes move up or down together.

After using this information to determine how much of each Portfolio will be allocated to a particular asset class, we then select specific Delaware Investments® Funds for investment. We have identified a select group of funds that suit the allocation strategies of the Portfolios and have grouped them into four broad asset classes.

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Delaware Investments® Funds available to the Portfolios

The Delaware Investments® Funds we typically invest in are listed below in their respective asset classes. Groupings are approximate and based on the core strategy of each individual fund. Management may add or delete funds from this list without shareholder approval.

U.S. Equity Funds

Delaware Growth Opportunities Fund

Investment Objective: Long-term capital growth	Principal Investment Strategy: Invests primarily in common stocks of medium-sized companies believed to have growth potential.

Delaware Value Fund

Investment Objective: Long-term capital appreciation	Principal Investment Strategy: Invests primarily in securities of large-capitalization companies believed to have long-term capital appreciation potential.

Delaware REIT Fund

Investment Objective: Maximum long-term total return with capital appreciation as a secondary objective	Principal Investment Strategy: Invests primarily in real estate investment trusts (REITs) and other companies that are principally engaged in the real estate industry.

Delaware Select Growth Fund

Investment Objective: Long-term capital appreciation	Principal Investment Strategy: Invests primarily in common stocks of companies of any size believed to have the potential for long-term appreciation and faster expected growth than the U.S. economy.

Delaware Small Cap Core Fund

Investment Objective: Long-term capital appreciation	Principal Investment Strategy: Invests primarily in stocks of small companies that are believed to have a combination of attractive valuations, growth prospects, and strong cash flows.

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How we manage the Portfolios

Delaware Small Cap Value Fund

Investment Objective: Capital appreciation	Principal Investment Strategy: Invests primarily in small companies that are believed to be undervalued.

Delaware Trend Fund

Investment Objective: Capital appreciation

Principal Investment Strategy: Invests primarily in stocks of growth-oriented, or emerging, companies believed to be responsive to changes in the marketplace and that have the fundamental characteristics to support continued growth.

Delaware U.S. Growth Fund

Investment Objective: Long-term capital appreciation	Principal Investment Strategy: Invests primarily in common stocks of companies believed to have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

International Equity Funds

Delaware Emerging Markets Fund

Investment Objective: Long-term capital appreciation	Principal Investment Strategy: Invests primarily in equity securities of issuers from countries whose economies are considered developing or emerging.

Delaware International Value Equity Fund

Investment Objective: Long-term growth without undue risk to principal	Principal Investment Strategy: Invests primarily in equity securities of companies located in developed market countries that provide the potential for capital appreciation that are believed to be undervalued.

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Delaware Global Value Fund

Investment Objective: Long-term capital appreciation	Principal Investment Strategy: Invests primarily in U.S. and non-U.S. equity securities of companies located or operating in established or emerging countries that are believed to be undervalued.

Fixed Income Funds

Delaware Core Plus Bond Fund*

Investment Objective: Maximum long-term total return consistent with reasonable risk

Principal Investment Strategy: Invests primarily in domestic (U.S.) investment-grade debt securities, but may also invest in high-yielding, lower quality corporate bonds (commonly known as “junk bonds”) and foreign securities.

Delaware Corporate Bond Fund

Investment Objective: Total return	Principal Investment Strategy: Invests primarily in investment-grade corporate bonds of intermediate duration (between four and seven years).

Delaware Delchester Fund

Investment Objective: Total return and secondarily high current income	Principal Investment Strategy: Invests primarily in high yield, higher risk corporate bonds, commonly known as “junk bonds.”

Delaware Extended Duration Bond Fund

Investment Objective: Total return	Principal Investment Strategy: Invests primarily in investment-grade corporate bonds of relatively longer duration (between eight and 11 years).

Delaware High-Yield Opportunities Fund

Investment Objective: Total return and, as a secondary objective, high current income	Principal Investment Strategy: Invests primarily in high yield, higher risk corporate bonds, commonly known as “junk bonds.”

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How we manage the Portfolios

Delaware Limited-Term Diversified Income Fund**

Investment Objective: Maximum total return consistent with reasonable risk

Principal Investment Strategy: Invests primarily in investment-grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations with an average effective duration of one to three years.

Delaware Inflation Protected Bond Fund

Investment Objective: Inflation protection and current income	Principal Investment Strategy: Invests primarily in inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities, and corporations.

Money Market Fund

Delaware Cash Reserve Fund

Investment Objective: Maximum current income, while preserving principal and maintaining liquidity	Principal Investment Strategy: Invests in highly liquid money market instruments.

*Prior to January 31, 2007, Delaware Core Plus Bond Fund was known as Delaware American Government Bond Fund.

**Prior to November 30, 2007, Delaware Limited-Term Diversified Income Fund was known as Delaware Limited-Term Government Fund.

Once we select appropriate investments for each Portfolio, we continually monitor the market and economic environments, the risk/reward profiles of each asset class, and the performance of individual funds. We actively adjust each Portfolio, striving to meet its investment objective.

The Portfolios’ investment objectives are non-fundamental. This means the Board may change an objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change becomes effective.

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The securities we typically invest in

Please see the Statement of Additional Information (SAI) for additional information about the certain of the securities described below as well as other securities in which the Funds may invest.

U.S. equity funds or U.S. equity securities

U.S. equity funds or U.S. equity securities may include Delaware Investments® Funds in the equity asset class or individual equity securities.

How the Portfolios use them: Each Portfolio may invest in one or more of the Delaware Investments U.S. Equity Funds described above. The Portfolios may allocate the following percentages of their respective net assets to U.S. equity investments:

Delaware Aggressive Allocation Portfolio: 45% to 75% of Assets Delaware Moderate Allocation Portfolio: 35% to 65% of Assets Delaware Conservative Allocation Portfolio: 20% to 50% of Assets

International equity funds or international equity securities

International equity funds or international equity securities may include Delaware Investments® Funds in the international equity asset class or individual international equity securities.

How the Portfolios use them: Each Portfolio may invest in one or more of the Delaware Investments International Equity Funds described above. The Portfolios may allocate the following percentages of their respective net assets to fixed income investments:

Delaware Aggressive Allocation Portfolio: 10% to 30% of Assets

Delaware Moderate Allocation Portfolio: 5% to 20% of Assets

Delaware Conservative Allocation Portfolio: 0% to 10% of Assets

Fixed income funds or fixed income securities

Fixed income funds or fixed income securities may include Delaware Investments® Funds in the fixed income asset class or individual fixed income securities.

How the Portfolios use them: Each Portfolio may invest in one or more of the Delaware Investments Fixed Income Funds described above. The Portfolios may allocate the following percentages of their respective net assets to fixed income investments:

Delaware Aggressive Allocation Portfolio: 5% to 35% of Assets Delaware Moderate Allocation Portfolio: 25% to 55% of Assets Delaware Conservative Allocation Portfolio: 45% to 75% of Assets

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How we manage the Portfolios

Money market funds or money market securities

Money market funds or money market securities may include Delaware Cash Reserve Fund, a money market fund, individual money market securities or repurchase agreements.

How the Portfolios use them: Each Portfolio may invest in the Delaware Cash Reserve Fund described above. The Portfolios may allocate the following percentages of their respective net assets to money market investments:

Delaware Aggressive Allocation Portfolio: 0% to 35% of Assets Delaware Moderate Allocation Portfolio: 0% to 35% of Assets Delaware Conservative Allocation Portfolio: 0% to 35% of Assets

Repurchase agreements

A repurchase agreement is an agreement between a buyer, such as a Portfolio, and seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Portfolios use them: We may use overnight repurchase agreements to invest cash prior to investing in other funds or securities, or for temporary defensive purposes. A Portfolio will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

Options and futures

Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller of an option must go through with the transaction if the option is exercised.

Futures contracts are agreements for the purchase or sale of a security or group of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

How the Portfolios use them: We might use options or futures to gain exposure to a particular market segment without purchasing individual funds or securities in that segment. We might use this approach if we had excess cash that we wanted to invest quickly or to make an investment without disrupting one of the other Delaware Investments® Funds.

We might also use options or futures to neutralize the effect of potential price declines without selling securities.

Use of these strategies can increase the operating costs of the Portfolios and can lead to loss of principal.

The Portfolios have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

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Borrowing from banks

We may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. Borrowing money could result in the Portfolios being unable to meet their investment objectives.

Temporary defensive positions

We are permitted to make temporary investments in bonds, cash or cash equivalents and may allocate 100% of a Portfolio’s net assets to Delaware Cash Reserve Fund in response to unfavorable market conditions. To the extent that we hold these securities, we may be unable to achieve a Portfolio’s objective.

Portfolio turnover

Though we anticipate that each of the Portfolios will have an annual portfolio turnover of less than 100%, some of the funds that the Portfolios may invest in have turnover rates greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rates in the individual funds held by the Portfolios could result in increased transaction costs and tax liability for investors.

More about the Portfolios

Guidelines for purchasing and redeeming shares of other Delaware Investments® Funds

Following is important information about how the Portfolios operate, which you should consider when evaluating the Portfolios.

  Each Portfolio will invest in the institutional class shares of certain Delaware Investments® Funds, except that when investing in Delaware Cash Reserve Fund, Class A will be used. This means the Portfolios will pay no sales charges or 12b-1 distribution fees on any of the shares of Delaware Investments® Funds that they purchase.

  Each Portfolio will bear its proportionate share of fees and expenses that apply to the institutional classes of the Delaware Investments® Funds they hold.

  Any performance reported for the Portfolios will include the impact of all fund expenses, whether they are related to the Portfolios or the underlying funds they invest in.

  We have adopted Asset Allocation Guidelines for our purchase and sale of other Delaware Investments® Funds. If the Manager of the Portfolios anticipates that a purchase or redemption will disrupt the investment strategies of an underlying fund, the Manager will confer with the portfolio managers of that fund to determine how to minimize adverse effects on both funds. Such steps might include staggering the timing and amounts of the transactions. As a result, the Portfolios might not be able to purchase or redeem shares of other Delaware Investments® Funds at the time or in the amounts that the Manager would otherwise prefer. This could decrease the total return or increase the volatility of each Portfolio.

  Because many Delaware Investments® Funds are managed independently by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities. Therefore, it is possible that one of the funds held by a Portfolio or the Portfolios themselves might be acquiring securities at the same time another is selling them. This could increase transaction costs.

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How we manage the Portfolios

The risks of investing in the Portfolios

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Portfolios you should carefully evaluate the risks. Because of the nature of the Portfolios, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Portfolios. Please see the SAI for further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market—like the stock or bond market—will decline in value because of factors such as economic conditions, future expectations, or investor confidence.

How the Portfolios/Funds strive to manage it: Most of the underlying Delaware Investments® Funds and the Portfolios themselves are subject to this risk. In all Portfolios, we generally maintain a long-term investment approach and focus on securities we believe can appreciate over an extended time frame regardless of interim market fluctuations. Though we may hold securities for any amount of time, we generally do not trade for short-term purposes.

Each Portfolio may hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock.

How the Portfolios/Funds strive to manage them: Most of the underlying Delaware Investments® Funds and the Portfolios themselves are subject to these risks. Delaware REIT Fund is particularly sensitive to changes in the real estate market. The underlying funds generally hold a number of different securities spread across various sectors. The Portfolios also follow a rigorous selection process before choosing securities and continually monitor them while they remain invested. This, combined with the fact that the Portfolios will hold at least four different Delaware Investments® Funds, typically representing different asset classes, should help to reduce industry and security risk.

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Small company risk

Small company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.

How the Portfolios/Funds strive to manage it: Several of the International and U.S. Equity Funds are subject to this risk. These Funds maintain well-diversified portfolios, select stocks carefully, and monitor them continually. In determining the asset allocation for the Portfolios, the Manager will evaluate the current risk and reward potential of small-

cap stocks and make allocation decisions accordingly.

The Aggressive Allocation Portfolio will generally have significant exposure to this risk, due to its greater emphasis on equities.

The Moderate Allocation Portfolio will have moderate exposure to this risk.

The Conservative Allocation Portfolio will generally have less exposure to this risk due to its reduced emphasis on equity securities.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

How the Portfolios/Funds strive to manage it: This is generally the most significant risk for Fixed Income Funds. In striving to manage this risk, Managers of Delaware Investments® Fixed Income Funds will typically monitor economic conditions and the interest rate environment. They will also usually keep the average maturity of a fund as short as is prudent, in keeping with the individual fund’s investment objective.

The Delaware Investments® Funds listed above that are subject to small company risk may also be subject to this risk. The Managers of these Funds consider the potential effect that rising interest rates might have on a stock before the stock is purchased.

The Aggressive Allocation Portfolio will generally have moderate exposure to this risk due to its lesser emphasis on Fixed Income Funds and securities. Though it will have holdings of small companies, these may be balanced by equity holdings of larger companies.

The Moderate Allocation Portfolio will generally have moderate exposure to this risk. Though it will have a fixed income allocation and holdings of small companies, these may be balanced by equity holdings of larger companies.

For the Conservative Allocation Portfolio, this is a significant risk due to its substantial allocation to fixed income funds and securities.

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How we manage the Portfolios

Credit risk

Credit risk is the risk that a bond’s issuer might be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high yield” bonds entails greater risk of principal loss than the risk involved in investment-grade bonds.

How the Portfolios/Funds strive to manage it: Each of the Delaware Investments® Funds investing primarily in fixed income securities is subject to some degree of credit risk. This is less substantial for high-quality, government-oriented funds and more significant for funds that invest in lower quality bonds.

For the Aggressive Allocation Portfolio, this is a less significant risk due to its reduced emphasis on fixed income securities.

For the Moderate Allocation Portfolio, this is a moderate risk. Though it probably will invest in high yield bond funds, these holdings may be balanced by an allocation to U.S. Equity Funds or higher-quality bond funds.

For the Conservative Allocation Portfolio, this may be a significant risk because the Portfolio may have a substantial allocation to high yield bond funds.

Prepayment risk

Prepayment risk is the risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund would then have to reinvest that money at a lower interest rate.

How the Portfolios/Funds strive to manage it: Prepayment risk can be a significant risk to Fixed Income Funds that have a large percentage of holdings in mortgage securities. In order to manage this risk, when we think interest rates are low, or that rates will be declining, Managers of these funds typically look for mortgage securities that they believe are less likely to be prepaid. The Portfolios will be more or less subject to this risk depending on how much they have allocated to Delaware Investments® Funds that hold a large percentage of mortgage securities.

For the Aggressive Allocation Portfolio there is low exposure to this risk due to a reduced emphasis on the fixed income asset class.

For the Moderate Allocation Portfolio there is relatively low exposure to this risk, due to its balanced approach and allocation to equity securities.

For the Conservative Allocation Portfolio, this could be a significant risk due to its greater focus on the fixed income asset class.

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Futures and options risk

Futures and options risk is the possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that the fund gains from using the strategy.	How the Portfolios/Funds strive to manage it: Each of the Portfolios and many of the Delaware Investments® Funds may use options and futures for defensive purposes, such as to protect gains in the portfolio without actually selling a security, or to gain exposure to a particular market segment without purchasing individual securities in the segment.

Foreign risk

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets, foreign economic conditions, lack of information or inadequate regulatory and accounting standards.

How the Portfolios/Funds strive to manage it: Many of the Delaware Investments® Funds invest some or all of their assets in foreign securities. Though each of the Portfolios may invest in International Equity Funds or international securities, they only may invest a limited portion of their net assets in International Equity Funds as described below. Holding both international and domestic securities in a well-allocated portfolio may actually help to reduce overall portfolio risk since these types of securities may experience different performance cycles.

The Aggressive Allocation Portfolio has moderate exposure to this risk, since international holdings may range from 10% to 30% of net assets.

The Moderate Allocation Portfolio has moderate exposure to this risk, since international holdings may range from 5% to 20% of net assets.

The Conservative Allocation Portfolio has low exposure to this risk because international holdings are limited to 10% of net assets.

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How we manage the Portfolios

Emerging markets risk

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

How the Portfolios/Funds strive manage it: Several of the International Equity Funds are subject to this risk. These funds carefully select securities within emerging markets and strive to consider all relevant risks associated with an individual company. When deciding how much to allocate to these funds, the Portfolios’ Manager will consider whether the potential rewards of investing in these funds outweigh the potential risks.

The Aggressive Allocation Portfolio has moderate exposure to this risk, since international holdings may range from 10% to 30% of net assets.

The Moderate Allocation Portfolio has moderate exposure to this risk, since international holdings may range from 5% to 20% of net assets.

The Conservative Allocation Portfolio has low exposure to this risk because international holdings are limited to 10% of net assets.

Currency risk

Currency risk is the risk that the value of a fund’s investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

How the Portfolios/Funds strive to manage it: Each of the International Equity Funds is subject to this risk and may try to hedge currency risk by purchasing foreign currency exchange contracts. By agreeing to purchase or sell foreign securities at a pre-set price on a future date, the International Equity funds strive to protect the value of the securities they own from future changes in currency rates. The International Equity Funds will use forward currency exchange contracts only for defensive measures, not to enhance portfolio returns. However, there is no assurance that a strategy such as this will be successful.

The Aggressive Allocation Portfolio has moderate exposure to this risk, since international holdings may range from 10% to 30% of net assets.

The Moderate Allocation Portfolio has moderate exposure to this risk, since international holdings may range from 5% to 20% of net assets.

The Conservative Allocation Portfolio has minimal exposure to this risk because international holdings are limited to 10% of net assets.

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Non-diversified risk

Non-diversified funds have the flexibility to invest as much as 50% of their assets in as few as two issuers, provided no single issuer accounts for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of a fund’s assets is invested in the securities of a single issuer. When a fund invests its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if the fund were fully diversified.

How the Portfolios/Funds strive to manage it: Several of the Delaware Investments® Funds in which the Portfolios may invest are non-diversified funds subject to this risk. However, we seek to reduce this risk by investing in multiple Delaware Investments® Funds.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.

How the Portfolios/Funds strive to manage it: Each of the Portfolios’ exposure to illiquid securities is limited to 15% of net assets. For each of the Delaware Investments® Funds, exposure to illiquid securities is limited to 10% or 15% of net assets.

Disclosure of portfolio holdings information

A description of the Portfolios’ policies and procedures with respect to the disclosure of the Portfolios’ securities holdings is available in the Portfolios’ SAI.

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Who manages the Portfolios

Investment manager

The Portfolios are managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager manages each Portfolio’s assets by allocating a Portfolio’s assets among the Delaware Investments® Funds. The management services include monitoring the Delaware Investments® Funds in order to determine whether they are investing their assets in a manner that is consistent with the asset classes targeted for investment by each Portfolio. The Manager also oversees the Portfolios’ direct investment in securities, manages the Portfolios’ business affairs, and provides daily administrative services. For its services, the Manager was paid an aggregate fee, net of waivers, of 0.06%, 0.09%, and 0.05% of average daily net assets during the last fiscal year for the Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio, and Delaware Conservative Allocation Portfolio, respectively.

A discussion of the basis for the Board’s approval of the Portfolios’ investment advisory contract is available in the Portfolios’ annual report to shareholders for the period ended September 30, 2007.

Portfolio managers

Michael J. Hogan assumed primary responsibility for making day-to-day investment decisions for the Portfolios on June 25, 2007. When making investment decisions for each Portfolio, Mr. Hogan regularly consults with Christopher S. Adams, Francis X. Morris, Michael S. Morris, and Donald G. Padilla.

Michael J. Hogan, CFA, Executive Vice President, Chief Investment Officer, and Head of Equity Investments
Michael J. Hogan joined Delaware Investments in April 2007 to lead equity investments, which comprises eight in-house investment teams. Prior to joining the firm, Mr. Hogan spent 11 years at SEI, most recently as the managing director and global head of equity for the past three years. SEI’s Global Equity team comprised more than 20 investment professionals across four countries and was responsible for a wide range of equity mandates. Mr. Hogan also led SEI’s U.S. Equity team, was the director for the Non-U.S. Equity team, and was a portfolio strategist on the Global Asset Allocation team. He worked at PNC Asset Management for seven years as a senior economist and then as a portfolio strategist. Mr. Hogan started his career at Wharton Econometric Forecasting Associates. He graduated from the University of Delaware with a bachelor’s degree and a master’s degree in economics, and he is a member of the Association for Investment Management and Research and The CFA Society of Philadelphia.

Christopher S. Adams, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Christopher S. Adams is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. From 1995 to 1998, he served as the firm’s vice president, strategic planning. Prior to joining Delaware Investments in 1995, Adams had approximately 10 years of experience in

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the financial services industry in the U.S. and U.K., including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. Adams holds both bachelor’s and master’s degrees in history and economics from Oxford University, England, and received an MBA with dual concentrations in finance and insurance/risk management from The Wharton School of the University of Pennsylvania. He is a director and past president of The CFA Society of Philadelphia.

Francis X. Morris, Senior Vice President, Chief Investment Officer – Core Equity
Francis X. Morris joined Delaware Investments in 1997 and is currently the chief investment officer for Core Equity investments. Prior to joining the firm, Morris served as vice president and director of equity research at PNC Asset Management. He received a bachelor’s degree from Providence College and holds an MBA from Widener University. Morris is a past president of The CFA Society of Philadelphia and is a member of the CFA Institute. In addition, he is a former officer of the National Association of Petroleum Investment Analysts.

Michael S. Morris, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Michael S. Morris, who joined Delaware Investments in 1999, is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Prior to joining the firm, he worked as a senior equity analyst at Newbold’s Asset Management, covering financial stocks. Morris began his investment career in 1993 at Ohio Casualty. He earned his bachelor’s degree in finance from Indiana University and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. He is a member of the Bank and Financial Analysts Association.

Donald G. Padilla, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Donald G. Padilla joined Delaware Investments in 1994 and is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Padilla joined Delaware Investments as an assistant controller in the firm’s treasury function, responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life 401(k) annuities segment. Prior to joining Delaware Investments, he held various positions at The Vanguard Group. Padilla holds a bachelor’s degree in accounting from Lehigh University, and he is a member of The CFA Society of Philadelphia.

The SAI for the Portfolios provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Portfolio shares.

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Who manages the Portfolios

Manager of managers structure

The Portfolios and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of a Portfolio without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Portfolios’ Board, for overseeing the Portfolios’ sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Portfolios or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Portfolios, the Manager may, in the future, recommend to the Portfolios’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of a Portfolio’s assets.

The Manager of Managers Structure enables the Portfolios to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Portfolios without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

Board of Trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Portfolios rely on certain exemptive rules adopted by the SEC that require its Board to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers: Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

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Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler: Pursuant to a contractual arrangement with the distributor, the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent: Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends, and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors: Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund’s assets.

Shareholders: Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

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About your account

Investing in the Portfolios

You can choose from a number of share classes for a Portfolio. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing a share class:

Class A

  Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.

  If you invest $50,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges and under certain circumstances the sales charge may be waived, as described in “How to reduce your sales charge’’ below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently limited to 0.25%) of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C, and Class R shares. See “Dealer compensation” below for further information.

  Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of sales charge, and rounding.

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	Sales charge as %	Sales charge as %
Amount of Purchase	of offering price	of net amount invested
Less than $50,000	5.75%	6.54%
$50,000 but under $100,000	4.75%	5.41%
$100,000 but under $250,000	3.75%	4.31%
$250,000 but under $500,000	2.50%	3.00%
$500,000 but under $1 million	2.00%	2.44%
$1 million or more	None*	None*

*There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year, and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time of purchase of the Class A shares being redeemed or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class B

As of May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), are allowed in Class B shares of the Portfolios, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in the Portfolios’ shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.	For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of May 31, 2007, the reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Portfolios’ or its Distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales

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About your account

charges and fees. The Portfolios may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus supplement if there are any changes to any attributes, sales charges, or fees.

  Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Portfolio. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

  If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

  In determining whether the CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges – Class B and Class C” below.

  Under certain circumstances, CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

  For approximately eight years after you buy your Class B shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fee, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Approximately eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.30% (currently limited to 0.25%). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B’s higher 12b-1 fees apply.

  You may purchase only up to $100,000 of Class B shares at any one time. Orders that exceed $100,000 will be rejected. The limitation on maximum purchases varies for retirement plans.

Class C

  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Portfolio. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than

12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges – Class B and Class C” below.

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  Under certain circumstances, the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Unlike Class B shares, Class C shares do not automatically convert to another class.

  You may purchase only up to $1,000,000 of Class C shares at any one time. Orders that exceed $1,000,000 will be rejected. The limitation on maximum purchases varies for retirement plans.

Class R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in a Portfolio. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

  Unlike Class B shares, Class R shares do not automatically convert into another class.

  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) individual retirement account (IRA) rollovers from plans maintained on the Delaware Investments®’ retirement recordkeeping system or BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRAs are eligible for Class R shares (e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Any account holding Class A shares as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

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About your account

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of contingent deferred sales charges – Class B and Class C

CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains	distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares of a Portfolio, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

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Dealer compensation

The financial advisor that sells you shares of the Portfolios may be eligible to receive the following amounts as compensation for your investment in the Portfolios. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	Class A1	Class B2	Class C3	Class R4
Commission (%)	—	4.00%	1.00%	—
Investment up to $49,999	5.00%	—	—	—
$50,000 - $99,999	4.00%	—	—	—
$100,000 - $249,999	3.00%	—	—	—
$250,000 - $499,999	2.00%	—	—	—
$500,000 - $999,999	1.60%	—	—	—
$1,000,000 - $4,999,999	1.00%	—	—	—
$5,000,000 - $24,999,999	0.50%	—	—	—
$25,000,000 +	0.25%	—	—	—
12b-1 Fee to Dealer	0.30%	0.25%	1.00%	0.60%

1 On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares, however the Distributor has contracted to limit this amount to 0.25% from February 1, 2008 through January 31, 2009.

2 On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a service fee of up to 0.25% from the date of purchase. After approximately eight years, Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

3 On sales of Class C shares, the Distributor may pay your securities dealer an up-front commission of 1.00%. The up front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the up-front commission of 1.00%, but may receive the full 1.00% 12b-1 fee upon sales of Class C shares.

4 On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.50% from February 1, 2008 through January 31, 2009. Your securities dealer may be eligible to receive a 12b-1 of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

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About your account

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Portfolios) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Portfolio shares and/or shareholder servicing, including providing the Portfolios with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Portfolio’s shares.

For more information, please see the Portfolios’ SAI.

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How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Portfolios in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other account, including retirement accounts held indirectly or through an intermediary, and the names of qualifying family members and their holdings. Class R shares have no sales charge. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Letter of Intent and Rights of Accumulation

Class A: For Class A, you will not have to pay an additional front-end sales charge.

Class B: For Class B, your account will be credited with the CDSC you previously paid on the amount you are reinvesting. Your schedule for CDSCs and conversion to Class A will not start over again; it will pick up from the point at which you redeemed your shares.

Class C: Not available

SIMPLE/IRA, SEP/IRA, SAR/SEP, Profit Sharing, Pension, 401(k), SIMPLE 401(k), 403(b)(7), and 457 Retirement Plans

How it works: These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A: Available

Classes B and C: There is no reduction in sales charges for Class B or Class C shares for group purchases by retirement plans.

How they work: Through a Letter of Intent, you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge), over a 13-month period to qualify for reduced front-end sales charges.

Through Rights of Accumulation you can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge) as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.

Class A: Available

Classes B and C: Although the Letter of Intent and Rights of Accumulation do not apply to the purchase of Class B and Class C shares, you can combine your purchase of Class A shares with your purchase of Class B and Class C shares to fulfill your Letter of Intent or qualify for Rights of Accumulation.

Reinvestment of Redeemed Shares

How it works: Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge, as noted to the right.

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About your account

Buying Class A shares at net asset value

Class A shares of a Portfolio may be purchased at NAV under the following circumstances, provided that you notify the Portfolio in advance that the trade qualifies for this privilege.

  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager’s current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer’s agreements with the Distributor. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment managers if such brokers, dealers, or investment managers have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Portfolio, if applicable.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Loan repayments made to a Portfolio account in connection with loans originated from accounts previously maintained by another investment firm.

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Waivers of contingent deferred sales charges

The Portfolios’ applicable CDSCs may be waived under the following circumstances:

Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

Classes A*, B, and C: Available

Redemptions that result from a Portfolio’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

Classes A*, B, and C: Available

Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the Code).

Class A*: Available

Classes B and C: Not available

Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.

Class A*: Available

Classes B and C: Not available

Periodic distributions from an individual retirement account (i.e., IRA, ROTH IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan** (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code.

Classes A*, B, and C: Available

Returns of excess contributions due to any regulatory limit from an individual retirement account (i.e., IRA, ROTH IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan).

Classes A*, B, and C: Available

Distributions by other employee benefit plans to pay benefits.

Class A*: Available

Classes B and C: Not available

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Code. The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.

Classes A*, B, and C: Available

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the

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About your account

Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

Classes A*, B, and C: Available

Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

Classes A* and C: Available

Class B: Not available

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase.

See “Buying Class A shares at Net Asset Value” above.

Class A*: Available

Classes B and C: Not available

* The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

** Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Portfolios, its transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds’ Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the Portfolios’ SAI, which is available upon request.

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How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the Portfolio and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail, or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the Portfolio and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum purchase is $250 and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings Account (formerly, an “Education IRA”) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is

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About your account

normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on a Portfolio’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of the Portfolio at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of the Portfolio is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. For a Portfolio that invests primarily in foreign securities, the NAV may change on days when the shareholder will not be able to purchase or redeem Portfolio shares. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. A Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

To the extent a portion of a Portfolio’s assets are invested in other mutual funds, the Portfolio’s NAV is calculated based upon the NAVs of the mutual funds in which the Portfolio invests. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effect of using fair value pricing.

The Portfolios anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolios value their securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the

46

Portfolios may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Portfolios’ Board has delegated responsibility for valuing each Portfolio’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Retirement plans

In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, shares in the Portfolios may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Portfolios can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of the Portfolios’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Portfolios. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to a Portfolio). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

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About your account

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

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Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act, and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, your Portfolio may redeem your account after 60 days’ written notice to you.

Special services To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan

The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit

With Direct Deposit, you can make additional investments through payroll deductions, recurring government or private payments, such as Social Security, or direct transfers from your bank account.

Electronic Delivery

With Delaware eDelivery you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access

Online Account Access is a password protected area of the Delaware Investments® Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option

With the Wealth Builder Option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund.

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About your account

The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a CDSC. Under some circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge, or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, a Portfolio would be unable to invest effectively in accordance with its investment objective(s) and policies or would otherwise potentially be adversely affected.

MoneyLineSM On Demand Service

Through our MoneyLineSM On Demand Service, you or your financial advisor may transfer money between your Portfolio account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLineSM On Demand Service has a minimum transfer of $25 and a maximum transfer of $100,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service

Through our MoneyLine Direct Deposit Service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan

Through our Systematic Withdrawal Plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount

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withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the

Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Portfolio shares

Each Portfolio discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Portfolios’ Board of Trustees has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Portfolios and their shareholders, such as market timing. The Portfolios will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, a Portfolio will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares through the exchange privilege. Each Portfolio reserves the right to consider other trading patterns to be market timing.

Your ability to use a Portfolio’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. Each Portfolio reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of a Portfolio’s market timing policy are not necessarily deemed accepted by a Portfolio and may be rejected by a Portfolio on the next Business Day following receipt by a Portfolio.

Redemptions will continue to be permitted in accordance with the Portfolios’ current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Portfolio shares and avoid frequent trading in Portfolio shares.

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About your account

Each Portfolio reserves the right to modify this policy, at any time without notice, including modifications to the Portfolios’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Portfolios’ shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Portfolios’ market timing policy does not require the Portfolios to take action in response to frequent trading activity. If a Portfolio elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Portfolio’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Portfolio may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Portfolio’s shares may also force a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Portfolio’s performance if, for example, a Portfolio incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures
 Each Portfolio, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in

52

Portfolio shares. This monitoring process involves several factors, which include scrutinizing transactions in Portfolio shares for violations of the Portfolios’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Portfolios may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset allocation, or dollar cost averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Portfolio, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. A Portfolio will attempt to have financial intermediaries apply the Portfolio’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce a Portfolio’s frequent trading policy with respect to an omnibus account, the Portfolio or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Portfolio’s policy, to shareholders investing in the Portfolio through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than a Portfolio. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Portfolio shares, and similar restrictions. A Portfolio’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, a Portfolio may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Portfolio shares.

Limitations on ability to detect and curtail market timing
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Portfolios and their agents to detect market timing in Portfolio shares, there is no guarantee that a Portfolio will be able to identify these shareholders or curtail their

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About your account

trading practices. In particular, a Portfolio may not be able to detect market timing in Portfolio shares attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Portfolio shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions
 Each Portfolio intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. The Portfolios intend to make distributions at least annually, usually in December, of substantially all of their net investment income and any net realized capital gains. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements
 Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. A Portfolio may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, a Portfolio makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Portfolio will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend”
If you are a taxable investor and invest in a Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of a Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations
In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

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Sale or Redemption of Portfolio Shares
A sale or redemption of Portfolio shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Portfolio shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup Withholding
By law, if you do not provide a Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other
Portfolio distributions and gains from the sale or exchange of your Portfolio shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S.

estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Fund to non-U.S. investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after December 31, 2007, unless such exemptions are extended or made permanent.

This discussion of “Dividends, distributions and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio.

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Financial highlights

Delaware Aggressive Allocation Portfolio Class A shares

Class A Shares
Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

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The financial highlights tables are intended to help you understand the Portfolios’ financial performance. All “per share” information reflects financial results for a single Portfolio share.

Year ended
				9/30
2007	2006	2005	2004	2003
$10.610	$10.080	$8.740	$7.750	$6.380

0.107	0.108	0.043	0.032	0.009
1.372	0.580	1.346	0.991	1.413
1.479	0.688	1.389	1.023	1.422

(0.163)	(0.101)	(0.049)	(0.033)	(0.052)
(0.576)	(0.057)	—	—	—
(0.739)	(0.158)	0.049	(0.033)	(0.052)

$11.350	$10.610	$10.080	$8.740	$7.750

14.52%	6.89%	15.93%	13.21%	22.40%

$38,495	$36,699	$28,326	$24,491	$22,965
0.81%	0.80%	0.83%	0.80%	0.80%

1.05%	1.13%	1.11%	1.67%	2.15%
0.98%	1.06%	0.45%	0.38%	0.13%

0.74%	0.73%	0.17%	(0.49% )	(1.22% )
8%	9%	15%	12%	5%

This information has been audited by Ernst & Young, LLP, whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ annual report, which is available upon request by calling 800 523-1918.

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Financial highlights

Delaware Aggressive Allocation Portfolio Class B shares

Class B Shares
Net asset value, beginning of period

Income from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

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Year ended
						9/30
2007	2006	2005		2004		2003
$10.480	$9.960	$8.660		$7.710		$6.340

0.026	0.032	(0.027)		(0.032)		(0.044)
1.355	0.573	1.327		0.982		1.414
1.381	0.605	1.300		0.950		1.370

(0.085)	(0.028)	—		—		—
(0.576)	(0.057)	—		—		—
(0.661)	(0.085)	—		—		—

$11.200	$10.480	$9.960		$8.660		$7.710

13.66%	6.10%	15.01%		12.32%		21.61%

$7,908	$7,864	$6,667		$4,052		$2,694
1.56%	1.55%	1.58%		1.55%		1.55%

1.75%	1.83%	1.81%		2.37%		2.86%
0.23%	0.31%	(0.30%	)	(0.37%	)	(0.62%	)

0.04%	0.03%	(0.53%	)	(1.19%	)	(1.93%	)
8%	9%	15%		12%		5%

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Financial highlights

Delaware Aggressive Allocation Portfolio Class C shares

Class C Shares
Net asset value, beginning of period

Income from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

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Year ended
						9/30
2007	2006	2005		2004		2003
$10.490	$9.970	$8.660		$7.710		$6.350

0.026	0.032	(0.027)		(0.032)		(0.045)
1.355	0.573	1.337		0.982		1.405
1.381	0.605	1.310		0.950		1.360

(0.085)	(0.028)	—		—		—
(0.576)	(0.057)	—		—		—
(0.661)	(0.085)	—		—		—

$11.210	$10.490	$9.970		$8.660		$7.710

13.65%	6.10%	15.12%		12.32%		21.42%

$6,027	$5,780	$4,147		$3,169		$2,525
1.56%	1.55%	1.58%		1.55%		1.55%

1.75%	1.83%	1.81%		2.37%		2.86%
0.23%	0.31%	(0.30%	)	(0.37%	)	(0.62%	)

0.04%	0.03%	(0.53%	)	(1.19%	)	(1.93%	)
8%	9%	15%		12%		5%

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Financial highlights

Delaware Aggressive Allocation Portfolio Class R shares

Class R Shares
Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized and unrealized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

[3] Date of commencement of operations; ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.

62

Year ended				6/2/03	[3]
			9/30	through
2007	2006	2005	2004	9/30/03
$10.580	$10.050	$8.710	$7.750	$7.460

0.080	0.083	0.012	0.002	(0.021)
1.362	0.576	1.346	0.990	0.311
1.442	0.659	1.358	0.992	0.290

(0.136)	(0.072)	(0.018)	(0.032)	—
(0.576)	(0.057)	—	—	—
(0.712)	(0.129)	(0.018)	(0.032)	—

$11.310	$10.580	$10.050	$8.710	$7.750

14.18%	6.61%	15.60%	12.81%	3.89%

$2,241	$1,220	$1,693	$933	$4
1.06%	1.05%	1.16%	1.15%	1.15%

1.35%	1.43%	1.41%	1.97%	2.88%
0.73%	0.81%	0.12%	0.03%	(0.86%	)

0.44%	0.43%	(0.13% )	(0.79% )	(2.59%	)
8%	9%	15%	12%	5%

63

Financial highlights

Delaware Moderate Allocation Portfolio Class A shares

Class A Shares
Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

64

Year ended
				9/30
2007	2006	2005	2004	2003
$10.270	$9.780	$8.830	$8.100	$6.900

0.181	0.164	0.110	0.094	0.088
0.952	0.443	0.963	0.733	1.249
1.133	0.607	1.073	0.827	1.337

(0.204)	(0.117)	(0.123)	(0.097)	(0.137)
(0.029)	—	—	—	—
(0.233)	(0.117)	(0.123)	(0.097)	(0.137)

$11.170	$10.270	$9.780	$8.830	$8.100

11.18%	6.25%	12.22%	10.24%	19.63%

$39,526	$34,361	$28,660	$26,321	$29,746
0.81%	0.80%	0.83%	0.80%	0.80%

1.02%	1.14%	1.09%	1.62%	2.03%
1.67%	1.65%	1.17%	1.08%	1.17%

1.46%	1.31%	0.91%	0.26%	(0.06% )
8%	6%	7%	13%	9%

65

Financial highlights

Delaware Moderate Allocation Portfolio Class B shares

Class B Shares
Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

66

Year ended
				9/30
2007	2006	2005	2004	2003
$10.230	$ 9.740	$8.800	$8.080	$6.880

0.100	0.089	0.040	0.029	0.032
0.947	0.447	0.956	0.729	1.248
1.047	0.536	0.996	0.758	1.280

(0.128)	(0.046)	(0.056)	(0.038)	(0.080)
(0.029)	—	—	—	—
(0.157)	(0.046)	(0.056)	(0.038)	(0.080)

$11.120	$10.230	$9.740	$8.800	$8.080

10.32%	5.52%	11.34%	9.39%	18.75%

$5,072	$4,582	$3,141	$2,448	$1,682
1.56%	1.55%	1.58%	1.55%	1.55%

1.72%	1.84%	1.79%	2.32%	2.74%
0.92%	0.90%	0.42%	0.33%	0.42%

0.76%	0.61%	0.21%	(0.44% )	(0.77% )
8%	6%	7%	13%	9%

67

Financial highlights

Delaware Moderate Allocation Portfolio Class C shares

Class C Shares
Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

68

Year ended
				9/30
2007	2006	2005	2004	2003
$10.250	$ 9.770	$8.820	$8.090	$6.890

0.100	0.089	0.040	0.029	0.031
0.947	0.437	0.966	0.739	1.249
1.047	0.526	1.006	0.768	1.280

(0.128)	(0.046)	(0.056)	(0.038)	(0.080)
(0.029)	—	—	—	—
(0.157)	(0.046)	(0.056)	(0.038)	(0.080)

$11.140	$10.250	$9.770	$8.820	$8.090

10.30%	5.40%	11.43%	9.50%	18.72%

$6,081	$4,130	$2,694	$1,962	$1,718
1.56%	1.55%	1.58%	1.55%	1.55%

1.72%	1.84%	1.79%	2.32%	2.74%
0.92%	0.90%	0.42%	0.33%	0.42%

0.76%	0.61%	0.21%	(0.44% )	(0.77% )
8%	6%	7%	13%	9%

69

Financial highlights

Delaware Moderate Allocation Portfolio Class R shares

Class R Shares
Net asset value, beginning of period

Income from investment operations:
Net investment income [1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return [2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

[3] Date of commencement of operations; ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.

70

Year ended				6/2/03	[3]
			9/30	through
2007	2006	2005	2004	9/30/03
$10.240	$ 9.750	$8.800	$8.100	$7.860

0.154	0.139	0.079	0.064	0.005
0.953	0.439	0.963	0.733	0.235
1.107	0.578	1.042	0.797	0.240

(0.178)	(0.088)	(0.092)	(0.097)	—
(0.029)	—	—	—	—
(0.207)	(0.088)	(0.092)	(0.097)	—

$11.140	$10.240	$9.750	$8.800	$8.100

10.94%	5.96%	11.89%	9.87%	3.05%

$1,157	$1,022	$1,110	$960	$6
1.06%	1.05%	1.16%	1.15%	1.15%

1.32%	1.44%	1.39%	1.92%	2.23%
1.42%	1.40%	0.84%	0.73%	0.14%

1.16%	1.01%	0.61%	(0.04% )	(0.94%	)
8%	6%	7%	13%	9%

71

Financial highlights

Delaware Conservative Allocation Portfolio Class A shares

Class A Shares
Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

72

Year ended
				9/30
2007	2006	2005	2004	2003
$9.270	$9.000	$8.450	$7.930	$7.040

0.260	0.242	0.205	0.155	0.172
0.503	0.241	0.522	0.459	0.867
0.763	0.483	0.727	0.614	1.039

(0.263)	(0.213)	(0.177)	(0.094)	(0.149)
(0.263)	(0.213)	(0.177)	(0.094)	(0.149)

$9.770	$9.270	$9.000	$8.450	$7.930

8.36%	5.46%	8.68%	7.77%	14.92%

$39,863	$33,571	$29,930	$27,270	$24,238
0.81%	0.80%	0.82%	0.80%	0.80%

1.06%	1.22%	1.20%	1.62%	1.97%
2.73%	2.70%	2.35%	1.86%	2.30%

2.48%	2.28%	1.97%	1.04%	1.13%
13%	9%	8%	25%	1%

73

Financial highlights

Delaware Conservative Allocation Portfolio Class B shares

Class B Shares
Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

74

				Year ended
				9/30
2007	2006	2005	2004	2003
$9.270	$9.000	$8.450	$7.960	$7.080

0.188	0.174	0.139	0.092	0.115
0.506	0.243	0.524	0.461	0.874
0.694	0.417	0.663	0.553	0.989

(0.194)	(0.147)	(0.113)	(0.063)	(0.109)
(0.194)	(0.147)	(0.113)	(0.063)	(0.109)

$9.770	$9.270	$9.000	$8.450	$7.960

7.57%	4.69%	7.89%	6.96%	14.09%

$826	$852	$758	$711	$698
1.56%	1.55%	1.57%	1.55%	1.55%

1.76%	1.92%	1.90%	2.32%	2.68%
1.98%	1.95%	1.60%	1.11%	1.55%

1.78%	1.58%	1.27%	0.34%	0.42%
13%	9%	8%	25%	1%

75

Financial highlights

Delaware Conservative Allocation Portfolio Class C shares

Class C Shares
Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

76

				Year ended
				9/30
2007	2006	2005	2004	2003
$9.230	$8.960	$8.420	$7.930	$7.050

0.189	0.175	0.139	0.093	0.116
0.505	0.242	0.514	0.460	0.873
0.694	0.417	0.653	0.553	0.989

(0.194)	(0.147)	(0.113)	(0.063)	(0.109)
(0.194)	(0.147)	(0.113)	(0.063)	(0.109)

$9.730	$9.230	$8.960	$8.420	$7.930

7.60%	4.71%	7.80%	6.99%	14.15%

$2,294	$1,643	$579	$641	$340
1.56%	1.55%	1.57%	1.55%	1.55%

1.76%	1.92%	1.90%	2.32%	2.68%
1.98%	1.95%	1.60%	1.11%	1.55%

1.78%	1.58%	1.27%	0.34%	0.42%
13%	9%	8%	25%	1%

77

Financial highlights

Delaware Conservative Allocation Portfolio Class R shares

Class R Shares
Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

[3] Date of commencement of operations; ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.

78

			Year ended	6/2/03 [3]
			9/30	through
2007	2006	2005	2004	9/30/03
$9.250	$8.980	$8.420	$7.930	$7.800

0.237	0.220	0.176	0.126	0.034
0.503	0.236	0.531	0.449	0.131
0.740	0.456	0.707	0.575	0.165

(0.240)	(0.186)	(0.147)	(0.085)	(0.035)
(0.240)	(0.186)	(0.147)	(0.085)	(0.035)

$9.750	$9.250	$8.980	$8.420	$7.930

8.12%	5.16%	8.46%	7.27%	2.12%

$792	$661	$200	$185	$8
1.06%	1.05%	1.15%	1.15%	1.15%

1.36%	1.52%	1.50%	1.92%	2.28%
2.48%	2.45%	2.02%	1.51%	1.30%

2.18%	1.98%	1.67%	0.74%	0.17%
13%	9%	8%	25%	1%

79

Financial highlights

How to read the financial highlights

Net investment income (loss)
 Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from Net realized gain on investments.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and CDSCs, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
 Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

80

Contact information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Shareholder Service Center: 800 523-1918
Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern Time:
–	For Portfolio information, literature, price, yield and performance figures.
–	For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.
  Delaphone Service: 800 362-FUND (800 362-3863)
  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

Delaware Foundation Funds Portfolio Symbols

Delaware Aggressive Allocation Portfolio	CUSIP	Nasdaq
Class A	245918883	DFGAX
Class B	245918875	DFGDX
Class C	245918867	DFGCX
Class R	245918826	DFGRX
Delaware Moderate Allocation Portfolio
Class A	245918503	DFBAX
Class B	245918602	DFBBX
Class C	245918701	DFBCX
Class R	245918834	DFBRX
Delaware Conservative Allocation Portfolio
Class A	245918107	DFIAX
Class B	245918206	DFIDX
Class C	245918305	DFICX
Class R	245918818	DFIRX

85

Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semiannual reports to shareholders. In the Portfolios’ shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio’s performance during the period covered by the report. You can find more information about the Portfolios in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Portfolios, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail, or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or call 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Portfolios’ SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Portfolios’ Web site (www.delawareinvestments.com). You may obtain additional information about the Portfolios from your financial advisor.

You can find reports and other information about the Portfolios on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Portfolios, including their SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

PR-444 [9/07] CGI 1/08	Investment Company Act file number: 811-08457	MF-07-12-025 PO 12616

Prospectus

Core Equity

Delaware Foundation Funds

Delaware Aggressive Allocation Portfolio
(Institutional Class)

Delaware Moderate Allocation Portfolio
(Institutional Class)

Delaware Conservative Allocation Portfolio
(Institutional Class)

January 28, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus, and any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit www.delawareinvestments.com/edelivery.

Portfolio profiles	page 1
Delaware Aggressive Allocation Portfolio	1
Delaware Moderate Allocation Portfolio	4
Delaware Conservative Allocation Portfolio	8

How we manage the Portfolios	page 16
Our investment strategies	16
The securities we typically invest in	21
More about the Portfolios	23
The risks of investing in the Portfolios	24
Disclosure of portfolio holdings information	28

Who manages the Portfolios	page 29
Investment manager	29
Portfolio managers	29
Manager of managers structure	32
Who’s who?	32

About your account	page 34
Investing in the Portfolios	34
Payments to intermediaries	34
How to buy shares	35
Fair valuation	36
Document delivery	37
How to redeem shares	37
Account minimum	38
Exchanges	38
Frequent trading of Portfolio shares	39
Dividends, distributions, and taxes	41

Financial highlights	page 44

Contact information	page 53

Profile

Delaware Aggressive Allocation Portfolio

What is the Portfolio’s investment objective?

The Delaware Aggressive Allocation Portfolio seeks long-term capital growth. Although the Portfolio will strive to meet its investment objective, there is no assurance that it will.

What are the Portfolio’s main investment strategies?
We invest primarily in shares of other Delaware Investments® Funds, including equity funds and, to a lesser extent, fixed income funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective, the Portfolio will typically invest more of its assets in equity funds and securities than in fixed income funds and securities. Typically, the Portfolio will invest between 10% and 30% of its assets in international funds or securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the Portfolio’s investments. This Portfolio is subject to the same risks as the underlying

Delaware Investments® Funds in which it invests. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and fixed income funds in the portfolio will decline and the value of Portfolio shares could decline as well. To the extent that it invests in international funds or securities, the Portfolio will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

For a more complete discussion of risk, please see “The risks of investing in the Portfolios” on page 24.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Portfolio

  Investors who are in the earlier stage of wealth accumulation, generally with higher risk tolerance.

  Investors seeking the capital appreciation potential of the stock market and who have no need for current income.

  Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Portfolio

  Investors with short-term financial goals.

  Investors whose primary goal is current income.

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

1

Profile

Delaware Aggressive Allocation Portfolio

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss	this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

How has the Delaware Aggressive Allocation Portfolio performed?

This bar chart and table can help you evaluate the risks of investing in the Portfolio. We show how the annual returns for the Portfolio’s Institutional Class shares have varied over the past 10 calendar years, as well as the average annual returns of the Institutional Class shares for one-year, five-year, and 10-year periods. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps. Please see the footnotes on page 12 for additional information about the expense caps.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 15.29% for the quarter ended June 30, 2003, and its lowest quarterly return was -14.57% for the quarter ended September 30, 2002.

2

Average annual returns for periods ending 12/31/07

			10 years
			(Inception
Delaware Aggressive Allocation Portfolio Institutional Class	1 year	5 years	12/31/97)
Return before taxes	5.74%	12.96%	5.44%
Return after taxes on distributions	4.27%	12.24%	4.48%
Return after taxes on distributions
and sale of Portfolio shares	4.32%	11.14%	4.21%
S&P 500 Index
(reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%

The Portfolio’s returns above are compared to the performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. You should remember that unlike the Portfolio, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. The Index is not a perfect comparison for the Portfolio because the Portfolio may invest in fixed income and international securities, which are not included in the Index.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime, and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Portfolio’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

3

Profile

Delaware Moderate Allocation Portfolio

What are the Portfolio’s investment objectives?

The Delaware Moderate Allocation Portfolio seeks capital appreciation with current income as a secondary objective. Although the Portfolio will strive to meet its investment objectives, there is no assurance that it will.

What are the Portfolio’s main investment strategies?
We invest primarily in shares of other Delaware Investments® Funds, including equity, fixed income, and international funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio.

Under normal circumstances, the Portfolio will invest at least 25% of its net assets in equity funds and securities and at least 25% of its net assets in fixed income funds and securities. This policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio has the flexibility to invest more in equity funds and securities or more in fixed income funds and securities, depending on market conditions. However, it will typically invest at least 25% in fixed income securities or fixed income funds. The Portfolio will typically invest between 5% and 20% of its assets in international funds and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the Portfolio’s investments. This Portfolio is subject to the same risks as the underlying Delaware Investments® Funds in which it invests. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and the fixed income funds in the portfolio will decline and the Portfolio’s share value could decline as well. To the extent that it

Who should invest in the Portfolio

  Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.

  Investors seeking the capital appreciation potential of the stock market and the income potential of the bond market.

  Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Portfolio

  Investors with short-term financial goals.

  Investors whose primary goal is high current income.

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

4

invests in international funds or securities, the Portfolio will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

For a more complete discussion of risk, please see “The risks of investing in the Portfolios” on page 24.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Moderate Allocation Portfolio performed?

This bar chart and table can help you evaluate the risks of investing in the Portfolio. We show how the annual returns for the Portfolio’s Institutional Class have varied over the past 10 calendar years, as well as the average annual returns of the Institutional Class shares for one-year, five-year, and 10-year periods. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps. Please see the footnotes on page 12 for additional information about the expense caps.

Year-by-year total return (Institutional Class)

 During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 13.12% for the quarter ended June 30, 2003, and its lowest quarterly return was -9.79% for the quarter ended September 30, 2002.

5

Profile

Delaware Moderate Allocation Portfolio

Average annual returns for periods ending 12/31/07

			10 years
			(Inception
Delaware Moderate Allocation Portfolio Institutional Class	1 year	5 years	12/31/97)
Return before taxes	4.91%	10.72%	5.11%
Return after taxes on distributions	3.60%	10.08%	4.13%
Return after taxes on distributions
and sale of Portfolio shares	3.58%	9.06%	3.84%
S&P 500 Index
(reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%
Lehman Brothers U.S. Aggregate Index
(reflects no deduction for fees, expenses, or taxes)	6.97%	4.42%	5.97%

The Portfolio’s returns above are compared to the performance of the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. The S&P 500 Index is an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market. The Lehman Brothers U.S. Aggregate Index measures the performance of approximately 6,500 U.S. corporate and government bonds and other fixed income securities. You should remember that unlike the Portfolio, the Indices are unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Neither Index is a perfect comparison to Delaware Moderate Allocation Portfolio since the S&P 500 Index does not include fixed income securities and the Lehman Brothers U.S. Aggregate Index does not include stocks.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and IRAs. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime, and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Portfolio’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

6

Profile

Delaware Conservative Allocation Portfolio

What are the Portfolio’s investment objectives?

The Delaware Conservative Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation. Although the Portfolio will strive to meet its investment objectives, there is no assurance that it will.

What are the Portfolio’s main investment strategies?
We invest primarily in shares of other Delaware Investments® Funds, including fixed income and equity funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Portfolio. In striving to meet its objective, the Portfolio would typically have a larger percentage of its assets allocated to fixed income funds and securities (generally at least 45%) than to equity funds and securities (generally at least 20%). The Portfolio may allocate up to 10% to international funds and securities.

What are the main risks of investing in the Portfolio?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the Portfolio’s investments. This Portfolio is subject to the same risks as the underlying

Delaware Investments® Funds in which it invests. Therefore, to the extent that it invests in bonds and fixed income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds and fixed income funds in the portfolio will decline and the Portfolio’s share value could decline as well. To the extent that it invests in equity funds and securities, it will be affected by declines in stock prices.

For a more complete discussion of risk, please see “The risks of investing in the Portfolios” on page 24.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency.

You should keep in mind that an investment in the Portfolio is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Portfolio with your financial advisor to determine whether it is an appropriate choice for you.

Who should invest in the Portfolio

  Investors who are in the wealth preservation phase, generally with lower risk tolerance.

  Investors in the pre-retirement or retirement phase, looking for an increase in income.

  Investors who want a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Portfolio

  Investors with short-term financial goals.

  Investors whose primary goal is capital appreciation.

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

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How has Delaware Conservative Allocation Portfolio performed?

This bar chart and table can help you evaluate the risks of investing in the Portfolio. We show how the annual returns for the Portfolio’s Institutional Class shares have varied over the past ten calendar years, as well as the average annual returns of the Institutional Class shares for one-year, five-year, and 10-year periods. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps. Please see the footnotes on page 12 for additional information about the expense caps.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 9.26% for the quarter ended June 30, 2003, and its lowest quarterly return was -6.34% for the quarter ended September 30, 1998.

9

Profile

Delaware Conservative Allocation Portfolio

Average annual returns for periods ending 12/31/07

			10 years
			(Inception
Delaware Conservative Allocation Portfolio Institutional Class	1 year	5 years	12/31/97)
Return before taxes	4.45%	8.35%	4.63%
Return after taxes on distributions	3.00%	7.36%	3.30%
Return after taxes on distributions
and sale of Portfolio shares	3.11%	6.70%	3.17%
Lehman Brothers U.S. Aggregate Index
(reflects no deduction for fees, expenses, or taxes)	6.97%	4.42%	5.97%

The Portfolio’s returns above are compared to the performance of the Lehman Brothers U.S. Aggregate Index. The Index measures the performance of approximately 6,500 U.S. corporate and government bonds and other fixed income securities. You should remember that unlike the Portfolio, the Index is unmanaged and does not include the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. In addition, the Index is not a perfect comparison to the Portfolio, because the Portfolio invests in a variety of asset classes, not represented in the Index, including equity securities, international securities and high-yielding corporate bonds.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and IRAs. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime, and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Portfolio’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

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What are the Portfolios’ fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

Institutional Class
Maximum sales charge (load) imposed
on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge
(load) as a percentage of original purchase price
or redemption price, whichever is lower	none
Maximum sales charge (load) imposed
on reinvested dividends	none
Redemption fees	none
Exchange fees[1]	none

11

Profile

Fees and expenses

Annual fund operating expenses are deducted from the Portfolios’ assets.

	Institutional Class
Delaware Aggressive Allocation Portfolio
Management fees[2]	0.25%
Distribution and service (12b-1) fees	none
Other expenses [3]	0.49%
Acquired fund fees and expenses [4]	0.89%
Total annual fund operating expenses	1.63%
Fee waivers and payments	(0.19%	)
Net expenses	1.44%
Delaware Moderate Allocation Portfolio
Management fees[2]	0.25%
Distribution and service (12b-1) fees	none
Other expenses [3]	0.46%
Acquired fund fees and expenses [4]	0.80%
Total annual fund operating expenses	1.51%
Fee waivers and payments	(0.16%	)
Net expenses	1.35%
Delaware Conservative Allocation Portfolio
Management fees[2]	0.25%
Distribution and service (12b-1) fees	none
Other expenses [3]	0.50%
Acquired fund fees and expenses [4]	0.72%
Total annual fund operating expenses	1.47%
Fee waivers and payments	(0.20%	)
Net expenses	1.27%

1 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2 The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from February 1, 2008 through January 31, 2009 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings and liquidations (collectively, “non-routine expenses”)) from exceeding, in an aggregate amount, 0.55%, 0.55%,

12

and 0.55% of average daily net assets of the Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservation Allocation Portfolio, respectively. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios.

3 “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4 The Portfolios’ total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the financial highlights in this Prospectus or the Portfolios’ shareholder reports. The financial highlights only reflect each Portfolio’s operating expenses and do not include the fees and expenses of the underlying fund(s) in which each Portfolio invests.

13

Profile

Fees and expenses

This example is intended to help you compare the cost of investing in the Portfolios to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Portfolio expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Portfolios’ actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net expenses, which include underlying Delaware Investments® Funds’ fees and expenses, with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

Institutional Class
Delaware Aggressive Allocation Portfolio
1 year	$147
3 years	$496
5 years	$869
10 years	$1,917
Delaware Moderate Allocation Portfolio
1 year	$137
3 years	$462
5 years	$809
10 years	$1,788
Delaware Conservative Allocation Portfolio
1 year	$129
3 years	$445
5 years	$784
10 years	$1,740

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Other expenses paid by the Portfolios

Because the Portfolios invest primarily in other Delaware Investments® Funds, they will be shareholders of those funds. Like all shareholders, a Portfolio will bear a proportionate share of any management fees and other expenses of the underlying Delaware Investments® Funds that a Portfolio holds. These fees, which are deducted from the underlying funds before their share prices are calculated, are in addition to the management fee and other expenses charged by each Portfolio. Depending on which funds are held in each Portfolio, the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated an average expense ratio for each Portfolio, based on the expense ratios of the Delaware Investments® Funds for each of their most recent fiscal years and each Portfolio’s average investment during the fiscal year ended September 30, 2007 Based on these hypothetical calculations, the combined average expense ratio of the Delaware Investments® Funds that is borne by each of the Portfolios, including any applicable fee waiver, would have been as follows:

Aggressive Allocation Portfolio	0.89%
Moderate Allocation Portfolio	0.80%
Conservative Allocation Portfolio	0.72%

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How we manage the Portfolios

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies

In order to meet the changing needs of investors throughout their lives, Delaware Foundation Funds offers three different portfolios with varying levels of income and growth potential and corresponding variations in risk. From the most conservative (the Delaware Conservative Allocation Portfolio) to the moderate (the Delaware Moderate Allocation Portfolio) to the most aggressive (the Delaware Aggressive Allocation Portfolio), each Portfolio relies on active asset allocation and invests in a select group of Delaware Investments® Funds as it strives to attain its objective(s).

Each Portfolio is a type of mutual fund known as a fund-of-funds. A fund-of-funds typically invests in other mutual funds rather than individual securities. The potential benefits of such a strategy are three-fold:

1. An extra layer of diversification by investing in a number of underlying funds that, in turn, invest in a broadly diversified number of individual securities;

2. Access to the investment expertise of multiple portfolio managers and analysts who work on the underlying funds; and

3. A professional portfolio manager who makes asset allocation decisions.

We offer the Portfolios because we believe that a fund-of-funds is an efficient way to provide active asset allocation services to meet the needs of investors at various stages of their life and wealth accumulation. Our active asset allocation strategy begins with an evaluation of three key factors:

  the expected return of specific asset classes such as equities or fixed income securities;

  the expected volatility or degree to which returns of each asset class have varied from one period to the next; and

  the correlation of various asset classes, that is, the degree to which two asset classes move up or down together.

After using this information to determine how much of each Portfolio will be allocated to a particular asset class, we then select specific Delaware Investments® Funds for investment. We have identified a select group of funds that suit the allocation strategies of the Portfolios and have grouped them into four broad asset classes.

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Delaware Investments® Funds available to the Portfolios

The Delaware Investments® Funds we typically invest in are listed below in their respective asset classes. Groupings are approximate and based on the core strategy of each individual fund. Management may add or delete funds from this list without shareholder approval.

U.S. Equity Funds

Delaware Growth Opportunities Fund

Investment Objective: Long-term capital growth	Principal Investment Strategy: Invests primarily in common stocks of medium-sized companies believed to have growth potential.

Delaware Value Fund

Investment Objective: Long-term capital appreciation	Principal Investment Strategy: Invests primarily in securities of large-capitalization companies believed to have long-term capital appreciation potential.

Delaware REIT Fund

Investment Objective: Maximum long-term total return with capital appreciation as a secondary objective	Principal Investment Strategy: Invests primarily in real estate investment trusts (REITs) and other companies that are principally engaged in the real estate industry.

Delaware Select Growth Fund

Investment Objective: Long-term capital appreciation	Principal Investment Strategy: Invests primarily in common stock of companies of any size believed to have the potential for long-term appreciation and faster expected growth than the U.S. economy.

Delaware Small Cap Core Fund

Investment Objective: Long-term capital appreciation	Principal Investment Strategy: Invests primarily in stocks of small companies that are believed to have a combination of attractive valuations, growth prospects, and strong cash flows.

17

How we manage the Portfolios

Delaware Small Cap Value Fund

Investment Objective: Capital appreciation	Principal Investment Strategy: Invests primarily in small companies that are believed to be undervalued.

Delaware Trend Fund

Investment Objective: Capital appreciation	Principal Investment Strategy: Invests primarily in stocks of growth-oriented, or emerging, companies believed to be responsive to changes in the marketplace and that have the fundamental characteristics to support continued growth.

Delaware U.S. Growth Fund

Investment Objective: Long-term capital appreciation	Principal Investment Strategy: Invests primarily in common stocks of companies believed to have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

International Equity Funds

Delaware Emerging Markets Fund

Investment Objective: Long-term capital appreciation	Principal Investment Strategy: Invests primarily in equity securities of issuers from countries whose economies are considered developing or emerging.

Delaware International Value Equity Fund

Investment Objective: Long-term growth without undue risk to principal	Principal Investment Strategy: Invests primarily in equity securities of companies located in developed market countries that provide the potential for capital appreciation that are believed to be undervalued.

Delaware Global Value Fund

Investment Objective: Long-term capital appreciation	Principal Investment Strategy: Invests primarily in U.S. and non-U.S. equity securities of companies located or operating in established or emerging countries that are believed to be undervalued.

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Fixed Income Funds

Delaware Core Plus Bond Fund*

Investment Objective: Maximum long-term total return consistent with reasonable risk	Principal Investment Strategy: Invests primarily in domestic (U.S.) investment-grade debt securities, but may also invest in high-yielding, lower quality corporate bonds (commonly known as “junk bonds”) and foreign securities.

Delaware Corporate Bond Fund

Investment Objective: Total return	Principal Investment Strategy: Invests primarily in investment-grade corporate bonds of intermediate duration (between four and seven years).

Delaware Delchester Fund

Investment Objective: Total return and secondarily high current income	Principal Investment Strategy: Invests primarily in high yield, higher risk corporate bonds, commonly known as “junk bonds.”

Delaware Extended Duration Bond Fund

Investment Objective: Total return	Principal Investment Strategy: Invests primarily in investment-grade corporate bonds of relatively longer duration (between eight and 11 years).

Delaware High-Yield Opportunities Fund

Investment Objective: Total return and, as a secondary objective, high current income	Principal Investment Strategy: Invests primarily in high yield, higher risk corporate bonds, commonly known as “junk bonds.”

Delaware Limited-Term Diversified Income Fund**

Investment Objective: Maximum total return consistent with reasonable risk	Principal Investment Strategy: Invests primarily in investment-grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations with an average effective duration of one to three years.

19

How we manage the Portfolios

Delaware Inflation Protected Bond Fund

Investment Objective: Inflation protection and current income	Principal Investment Strategy: Invests primarily in inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities, and corporations.

Money Market Fund

Delaware Cash Reserve Fund

Investment Objective: Maximum current income, while preserving principal and maintaining liquidity	Principal Investment Strategy: Invests in highly liquid money market instruments.

*Prior to January 31, 2007, Delaware Core Plus Bond Fund was known as Delaware American Government Bond Fund.

**Prior to November 30, 2007, Delaware Limited-Term Diversified Income Fund was known as Delaware Limited-Term Government Fund.

Once we select appropriate investments for each Portfolio, we continually monitor the market and economic environments, the risk/reward profiles of each asset class, and the performance of individual funds. We actively adjust each Portfolio, striving to meet its investment objective.

The Portfolios’ investment objectives are non-fundamental. This means the Board may change an objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change becomes effective.

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The securities we typically invest in

Please see the Statement of Additional Information (SAI) for additional information about certain of the securities described below as well as other securities in which the Funds may invest.

U.S. equity funds or U.S. equity securities

U.S. equity funds or U.S. equity securities may include Delaware Investments® Funds in the equity asset class or individual equity securities.

How the Portfolios use them: Each Portfolio may invest in one or more of the Delaware Investments U.S. Equity Funds described above. The Portfolios may allocate the following percentages of their respective net assets to U.S. equity investments:

Delaware Aggressive Allocation Portfolio: 45% to 75% of Assets Delaware Moderate Allocation Portfolio: 35% to 65% of Assets Delaware Conservative Allocation Portfolio: 20% to 50% of Assets

International equity funds or international equity securities

International equity funds or international equity securities may include Delaware Investments® Funds in the international equity asset class or individual international equity securities.

How the Portfolios use them: Each Portfolio may invest in one or more of the Delaware Investments International Equity Funds described above. The Portfolios may allocate the following percentages of their respective net assets to fixed income investments:

Delaware Aggressive Allocation Portfolio: 10% to 30% of Assets

Delaware Moderate Allocation Portfolio: 5% to 20% of Assets

Delaware Conservative Allocation Portfolio: 0% to 10% of Assets

Fixed income funds or fixed income securities

Fixed income funds or fixed income securities may include Delaware Investments® Funds in the fixed income asset class or individual fixed income securities.

How the Portfolios use them: Each Portfolio may invest in one or more of the Delaware Investments Fixed Income Funds described above. The Portfolios may allocate the following percentages of their respective net assets to fixed income investments:

Delaware Aggressive Allocation Portfolio: 5% to 35% of Assets

Delaware Moderate Allocation Portfolio: 25% to 55% of Assets

Delaware Conservative Allocation Portfolio: 45% to 75% of Assets

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How we manage the Portfolios

Money market funds or money market securities

Money market funds or money market securities may include Delaware Cash Reserve Fund, a money market fund, individual money market securities or repurchase agreements.

How the Portfolios use them: Each Portfolio may invest in the Delaware Cash Reserve Fund described above. The Portfolios may allocate the following percentages of their respective net assets to money market investments:

Delaware Aggressive Allocation Portfolio: 0% to 35% of Assets Delaware Moderate Allocation Portfolio: 0% to 35% of Assets Delaware Conservative Allocation Portfolio: 0% to 35% of Assets

Repurchase agreements

A repurchase agreement is an agreement between a buyer, such as a Portfolio, and seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Portfolios use them: We may use overnight repurchase agreements to invest cash prior to investing in other funds or securities, or for temporary defensive purposes. A Portfolio will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

Options and futures

Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller of an option must go through with the transaction if the option is exercised.

Futures contracts are agreements for the purchase or sale of a security or group of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

How the Portfolios use them: We might use options or futures to gain exposure to a particular market segment without purchasing individual funds or securities in that segment. We might use this approach if we had excess cash that we wanted to invest quickly or to make an investment without disrupting one of the other Delaware Investments® Funds.

We might also use options or futures to neutralize the effect of potential price declines without selling securities.

Use of these strategies can increase the operating costs of the Portfolios and can lead to loss of principal.

The Portfolios have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

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Borrowing from banks

We may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. Borrowing money could result in the Portfolios being unable to meet their investment objectives.

Temporary defensive positions

We are permitted to make temporary investments in bonds, cash or cash equivalents and may allocate 100% of a Portfolio’s net assets to Delaware Cash Reserve Fund in response to unfavorable market conditions. To the extent that we hold these securities, we may be unable to achieve a Portfolio’s objective.

Portfolio turnover

Though we anticipate that each of the Portfolios will have an annual portfolio turnover of less than 100%, some of the funds that the Portfolios may invest in have turnover rates greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rates in the individual funds held by the Portfolios could result in increased transaction costs and tax liability for investors.

More about the Portfolios

Guidelines for purchasing and redeeming shares of other Delaware Investments® Funds

Following is important information about how the Portfolios operate, which you should consider when evaluating the Portfolios.

  Each Portfolio will invest in the institutional class shares of certain Delaware Investments® Funds, except that when investing in Delaware Cash Reserve Fund, Class A will be used. This means the Portfolios will pay no sales charges or 12b-1 distribution fees on any of the shares of Delaware Investments® Funds that they purchase.

  Each Portfolio will bear its proportionate share of fees and expenses that apply to the institutional classes of the Delaware Investments® Funds they hold.

  Any performance reported for the Portfolios will include the impact of all fund expenses, whether they are related to the Portfolios or the underlying funds they invest in.

  We have adopted Asset Allocation Guidelines for our purchase and sale of other Delaware Investments® Funds. If the Manager of the Portfolios anticipates that a purchase or redemption will disrupt the investment strategies of an underlying fund, the Manager will confer with the portfolio managers of that fund to determine how to minimize adverse effects on both funds. Such steps might include staggering the timing and amounts of the transactions. As a result, the Portfolios might not be able to purchase or redeem shares of other Delaware Investments® Funds at the time or in the amounts that the Manager would otherwise prefer. This could decrease the total return or increase the volatility of each Portfolio.

  Because many Delaware Investments® Funds are managed independently by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities. Therefore, it is possible that one of the funds held by a Portfolio or the Portfolios themselves might be acquiring securities at the same time another is selling them. This could increase transaction costs.

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How we manage the Portfolios

The risks of investing in the Portfolios

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Portfolios you should carefully evaluate the risks. Because of the nature of the Portfolios, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Portfolios. Please see the SAI for further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market – like the stock or bond market – will decline in value because of factors such as economic conditions, future expectations, or investor confidence.

How the Portfolios/Funds strive to manage it: Most of the underlying Delaware Investments® Funds and the Portfolios themselves are subject to this risk. In all Portfolios, we generally maintain a long-term investment approach and focus on securities we believe can appreciate over an extended time frame regardless of interim market fluctuations. Though we may hold securities for any amount of time, we generally do not trade for short-term purposes.

Each Portfolio may hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock.

How the Portfolios/Funds strive to manage them: Most of the underlying Delaware Investments® Funds and the Portfolios themselves are subject to these risks.

Delaware REIT Fund is particularly sensitive to changes in the real estate market. The underlying funds generally hold a number of different securities spread across various sectors. The Portfolios also follow a rigorous selection process before choosing securities and continually monitor them while they remain invested. This, combined with the fact that the Portfolios will hold at least four different Delaware Investments® Funds, typically representing different asset classes, should help to reduce industry and security risk.

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Small company risk

Small company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.

How the Portfolios/Funds strive to manage it: Several of the International and U.S. Equity Funds are subject to this risk. These Funds maintain well-diversified portfolios, select stocks carefully, and monitor them continually. In determining the asset allocation for the Portfolios, the Manager will evaluate the current risk and reward potential of small-cap stocks and make allocation decisions accordingly.

The Aggressive Allocation Portfolio will generally have significant exposure to this risk, due to its greater emphasis on equities.

The Moderate Allocation Portfolio will have moderate exposure to this risk.

The Conservative Allocation Portfolio will generally have less exposure to this risk due to its reduced emphasis on equity securities.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

How the Portfolios/Funds strive to manage it: This is generally the most significant risk for Fixed Income Funds. In striving to manage this risk, Managers of Delaware Investments® Fixed Income Funds will typically monitor economic conditions and the interest rate environment. They will also usually keep the average maturity of a fund as short as is prudent, in keeping with the individual fund’s investment objective.

The Delaware Investments® Funds listed above that are subject to small company risk may also be subject to this risk. The Managers of these Funds consider the potential effect that rising interest rates might have on a stock before the stock is purchased.

The Aggressive Allocation Portfolio will generally have moderate exposure to this risk due to its lesser emphasis on Fixed Income Funds and securities. Though it will have holdings of small companies, these may be balanced by equity holdings of larger companies.

The Moderate Allocation Portfolio will generally have moderate exposure to this risk. Though it will have a fixed income allocation and holdings of small companies, these may be balanced by equity holdings of larger companies.

For the Conservative Allocation Portfolio, this is a significant risk due to its substantial allocation to fixed income funds and securities.

Credit risk

Credit risk is the risk that a bond’s issuer might be unable to make timely payments of interest	and principal.

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How we manage the Portfolios

Investing in so-called “junk” or “high yield” bonds entails greater risk of principal loss than the risk involved in investment-grade bonds.

How the Portfolios/Funds strive to manage it: Each of the Delaware Investments® Funds investing primarily in fixed income securities is subject to some degree of credit risk. This is less substantial for high-quality, government-oriented funds and more significant for funds that invest in lower quality bonds.

For the Aggressive Allocation Portfolio, this is a less significant risk due to its reduced emphasis on fixed income securities.

For the Moderate Allocation Portfolio, this is a moderate risk. Though it probably will invest in high yield bond funds, these holdings may be balanced by an allocation to U.S. Equity Funds or higher-quality bond funds.

For the Conservative Allocation Portfolio, this may be a significant risk because the Portfolio may have a substantial allocation to high yield bond funds.

Prepayment risk

Prepayment risk is the risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund would then have to reinvest that money at a lower interest rate.

How the Portfolios/Funds strive to manage it: Prepayment risk can be a significant risk to Fixed Income Funds that have a large percentage of holdings in mortgage securities. In order to manage this risk, when we think interest rates are low, or that rates will be declining, Managers of these funds typically look for mortgage securities that they believe are less likely to be prepaid. The Portfolios will be more or less subject to this risk depending on how much they have allocated to Delaware Investments® Funds that hold a large percentage of mortgage securities.

For the Aggressive Allocation Portfolio there is low exposure to this risk due to a reduced emphasis on the fixed income asset class.

For the Moderate Allocation Portfolio there is relatively low exposure to this risk, due to its balanced approach and allocation to equity securities.

For the Conservative Allocation Portfolio, this could be a significant risk due to its greater focus on the fixed income asset class.

Futures and options risk

Futures and options risk is the possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that the fund gains from using the strategy.

How the Portfolios/Funds strive to manage it: Each of the Portfolios and many of the Delaware Investments® Funds may use options and futures for defensive purposes, such as to protect gains in the portfolio without actually selling a security, or to gain exposure to a particular market segment without purchasing individual securities in the segment.

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Foreign risk

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets, foreign economic conditions, lack of information or inadequate regulatory and accounting standards.

How the Portfolios/Funds strive to manage it: Many of the Delaware Investments® Funds invest some or all of their assets in foreign securities. Though each of the Portfolios may invest in International Equity Funds or international securities, they only may invest a limited portion of their net assets in International Equity Funds as described below. Holding both international and domestic securities in a well-allocated portfolio may actually help to reduce overall portfolio risk since these types of securities may experience different performance cycles.

The Aggressive Allocation Portfolio has moderate exposure to this risk, since international holdings may range from 10% to 30% of net assets.

The Moderate Allocation Portfolio has moderate exposure to this risk, since international holdings may range from 5% to 20% of net assets.

The Conservative Allocation Portfolio has low exposure to this risk because international holdings are limited to 10% of net assets.

Emerging markets risk

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

How the Portfolios/Funds strive to manage it: Several of the International Equity Funds are subject to this risk. These funds carefully select securities within emerging markets and strive to consider all relevant risks associated with an individual company. When deciding how much to allocate to these funds, the Portfolios’ Manager will consider whether the potential rewards of investing in these funds outweigh the potential risks.

The Aggressive Allocation Portfolio has moderate exposure to this risk, since international holdings may range from 10% to 30% of net assets.

The Moderate Allocation Portfolio has moderate exposure to this risk, since international holdings may range from 5% to 20% of net assets.

The Conservative Allocation Portfolio has low exposure to this risk because international holdings are limited to 10% of net assets.

Currency risk

Currency risk is the risk that the value of a fund’s investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may	reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

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How we manage the Portfolios

How the Portfolios/Funds strive to manage it: Each of the International Equity Funds is subject to this risk and may try to hedge currency risk by purchasing foreign currency exchange contracts. By agreeing to purchase or sell foreign securities at a pre-set price on a future date, the International Equity funds strive to protect the value of the securities they own from future changes in currency rates. The International Equity Funds will use forward currency exchange contracts only for defensive measures, not to enhance portfolio returns. However, there is no assurance that a strategy such as this will be successful.

The Aggressive Allocation Portfolio has moderate exposure to this risk, since international holdings may range from 10% to 30% of net assets.

The Moderate Allocation Portfolio has moderate exposure to this risk, since international holdings may range from 5% to 20% of net assets.

The Conservative Allocation Portfolio has minimal exposure to this risk because international holdings are limited to 10% of net assets.

Non-diversified risk

Non-diversified funds have the flexibility to invest as much as 50% of their assets in as few as two issuers, provided no single issuer accounts for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of a fund’s assets is invested in the securities of a single issuer. When a fund invests its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if the fund were fully diversified.

How the Portfolios strive to manage it: Several of the Delaware Investments® Funds in which the Portfolios may invest are non-diversified funds subject to this risk. However, we seek to reduce this risk by investing in multiple Delaware Investments® Funds.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.

How the Portfolios/Funds strive to manage it: Each of the Portfolios’ exposure to illiquid securities is limited to 15% of net assets. For each of the Delaware Investments® Funds, exposure to illiquid securities is limited to 10% or 15% of net assets.

Disclosure of portfolio holdings information

A description of the Portfolios’ policies and procedures with respect to the disclosure of the Portfolios’ securities holdings is available in the Portfolios’ SAI.

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Who manages the Portfolios

Investment manager

The Portfolios are managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager manages each Portfolio’s assets by allocating a Portfolio’s assets among the Delaware Investments® Funds. The management services include monitoring the Delaware Investments® Funds in order to determine whether they are investing their assets in a manner that is consistent with the asset classes targeted for investment by each Portfolio. The Manager also oversees the Portfolios’ direct investment in securities, manages the Portfolios’ business affairs, and provides daily administrative services. For its services, the Manager was paid an aggregate fee, net of waivers, of 0.06%, 0.09%, and 0.05% of average daily net assets during the last fiscal year for the Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio, and Delaware Conservative Allocation Portfolio, respectively.

A discussion of the basis for the Board’s approval of the Portfolios’ investment advisory contract is available in the Portfolios’ annual report to shareholders for the period ended September 30, 2007.

Portfolio managers

Michael J. Hogan assumed primary responsibility for making day-to-day investment decisions for the Portfolios on June 25, 2007. When making investment decisions for each Portfolio, Mr. Hogan regularly consults with Christopher S. Adams, Francis X. Morris, Michael S. Morris, and Donald G. Padilla.

Michael J. Hogan, CFA, Executive Vice President, Chief Investment Officer, and Head of Equity Investments
Michael J. Hogan joined Delaware Investments in April 2007 to lead equity investments, which comprises eight in-house investment teams. Prior to joining the firm, Mr. Hogan spent 11 years at SEI, most recently as the managing director and global head of equity for the past three years. SEI’s Global Equity team comprised more than 20 investment professionals across four countries and was responsible for a wide range of equity mandates. Mr. Hogan also led SEI’s U.S. Equity team, was the director for the Non-U.S.Equity team, and was a portfolio strategist on the Global Asset Allocation team. He worked at PNC Asset Management for seven years as a senior economist and then as a portfolio strategist. Mr. Hogan started his career at Wharton Econometric Forecasting Associates. He graduated from the University of Delaware with a bachelor’s degree and a master’s degree in economics, and he is a member of the Association for Investment Management and Research and The CFA Society of Philadelphia.

Christopher S. Adams, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Christopher S. Adams is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. From 1995 to 1998, he served as the firm’s vice president, strategic planning. Prior to joining Delaware Investments in 1995, Adams had

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Who manages the Portfolios

approximately 10 years of experience in the financial services industry in the U.S. and U.K., including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. Adams holds both bachelor’s and master’s degrees in history and economics from Oxford University, England, and received an MBA with dual concentrations in finance and insurance/risk management from The Wharton School of the University of Pennsylvania. He is a director and past president of The CFA Society of Philadelphia.

Francis X. Morris, Senior Vice President, Chief Investment Officer – Core Equity
Francis X. Morris joined Delaware Investments in 1997 and is currently the chief investment officer for Core Equity investments. Prior to joining the firm, Morris served as vice president and director of equity research at PNC Asset Management. He received a bachelor’s degree from Providence College and holds an MBA from Widener University. Morris is a past president of The CFA Society of Philadelphia and is a member of the CFA Institute. In addition, he is a former officer of the National Association of Petroleum Investment Analysts.

Michael S. Morris, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Michael S. Morris, who joined Delaware Investments in 1999, is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Prior to joining the firm, he worked as a senior equity analyst at Newbold’s Asset Management, covering financial stocks. Morris began his investment career in 1993 at Ohio Casualty. He earned his bachelor’s degree in finance from Indiana University and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. He is a member of the Bank and Financial Analysts Association.

Donald G. Padilla, CFA, Vice President, Portfolio Manager, Senior Equity Analyst
Donald G. Padilla joined Delaware Investments in 1994 and is a portfolio manager on the firm’s Core Equity team. He also performs analysis and research to support the portfolio management function. Padilla joined Delaware Investments as an assistant controller in the firm’s treasury function, responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life 401(k) annuities segment. Prior to joining Delaware Investments, he held various positions at The Vanguard Group. Padilla holds a bachelor’s degree in accounting from Lehigh University, and he is a member of The CFA Society of Philadelphia.

The SAI for the Portfolios provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Portfolio shares.

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Who manages the Portfolios

Manager of managers structure

The Portfolios and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of a Portfolio without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Portfolios’ Board, for overseeing the Portfolios’ sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Portfolios or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Portfolios, the Manager may, in the future, recommend to the Portfolios’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of a Portfolio’s assets.

The Manager of Managers Structure enables the Portfolios to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Portfolios without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?

Board of Trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Portfolios rely on certain exemptive rules adopted by the SEC that require its Board to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

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Portfolio managers: Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian: Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Financial intermediary wholesaler: Pursuant to a contractual arrangement with the distributor, the financial intermediary wholesaler is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent: Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends, and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders: Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

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About your account

Investing in the Portfolios

Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

  tax-exempt employee benefit plans of the Fund’s Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor);

  institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered investment managers investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the investment manager for investment purposes. Use of the Institutional Class shares is restricted to investment managers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

  certain plans qualified under Section 529 of the Internal Revenue Code (Code) for which the Fund’s Manager, Distributor, or service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; or

  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Portfolios) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Portfolio shares and/or shareholder servicing, including providing the Portfolios with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to

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the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your

Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Portfolio’s shares.

For more information, please see the Portfolios’ SAI.

How to buy shares

By mail	By wire

Complete an investment slip and mail it with your check, made payable to the Portfolio and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the Portfolio in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class B, Class C or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

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About your account

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on a Portfolio’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of the Portfolio at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of the Portfolio is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. For a Portfolio that invests primarily in foreign securities, the NAV may change on days when the shareholder will not be able to purchase or redeem Portfolio shares. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. A Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

To the extent a portion of a Portfolio’s assets are invested in other mutual funds, the Portfolio’s NAV is calculated based upon the NAVs of the mutual funds in which the Portfolio invests. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effect of using fair value pricing. The Portfolios anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Portfolios may use fair value pricing more frequently for securities traded primarily

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in non-U.S. markets because, among other things, most foreign markets close well before the Portfolios value their securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Portfolios may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools, to the extent available.

Subject to the Board’s oversight, the Portfolios’ Board has delegated responsibility for valuing each Portfolio’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send one copy of the Portfolios’ prospectus and annual and semiannual reports to that address, unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Portfolios. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Portfolio) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656,

Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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About your account

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Portfolios). Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum

If you redeem shares and your account balance falls below $250, your Portfolio may redeem your account after 60 days’ written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class A, Class B, Class C, or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, a Portfolio would be unable to invest effectively in accordance with its investment objective and policies or would otherwise be adversely affected.

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Frequent trading of Portfolio shares

Each Portfolio discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Portfolios’ Board of Trustees has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Portfolios and their shareholders, such as market timing. The Portfolios will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, a Portfolio will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares through the exchange privilege. Each Portfolio reserves the right to consider other trading patterns to be market timing.

Your ability to use a Portfolio’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. Each Portfolio reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of a Portfolio’s market timing policy are not necessarily deemed accepted by a Portfolio and may be rejected by a Portfolio on the next Business Day following receipt by a Portfolio.

Redemptions will continue to be permitted in accordance with the Portfolios’ current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Portfolio shares and avoid frequent trading in Portfolio shares.

Each Portfolio reserves the right to modify this policy, at any time without notice, including modifications to the Portfolios’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Portfolios’ shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Portfolios’ market

 39

About your account

timing policy does not require the Portfolios to take action in response to frequent trading activity. If a Portfolio elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Portfolio’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Portfolio may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Portfolio’s shares may also force a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Portfolio’s performance if, for example, a Portfolio incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures
 Each Portfolio, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Portfolio shares. This monitoring process involves several factors, which include scrutinizing transactions in Portfolio shares for violations of the Portfolios’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Portfolios may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive

40

or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset allocation, or dollar cost averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Portfolio, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. A Portfolio will attempt to have financial intermediaries apply the Portfolio’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce a Portfolio’s frequent trading policy with respect to an omnibus account, the Portfolio or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Portfolio’s policy, to shareholders investing in the Portfolio through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than a Portfolio. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Portfolio shares, and similar restrictions. A Portfolio’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, a Portfolio may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Portfolio shares.

Limitations on ability to detect and curtail market timing
Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Portfolios and their agents to detect market timing in Portfolio shares, there is no guarantee that a Portfolio will be able to identify these shareholders or curtail their trading practices. In particular, a Portfolio may not be able to detect market timing in Portfolio shares attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Portfolio shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions
Each Portfolio intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you.

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About your account

The Portfolios intend to make distributions at least annually, usually in December, of substantially all of their net investment income and any net realized capital gains. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements
 Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. A Portfolio may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, a Portfolio makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Portfolio will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying A Dividend”
If you are a taxable investor and invest in a Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of a Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations
In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or Redemption of Portfolio Shares
A sale or redemption of Portfolio shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Portfolio shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup Withholding
By law, if you do not provide a Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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Other
Portfolio distributions and gains from the sale or exchange of your Portfolio shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. The exemption from U.S. withholding for short-term capital gain and interest-related dividends paid by the Fund to non-U.S.

investors will terminate and no longer be available for dividends paid by the Fund with respect to its taxable years beginning after December 31, 2007, unless such exemptions are extended or made permanent.

This discussion of “Dividends, distributions and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio.

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Financial highlights

Delaware Aggressive Allocation Portfolio

Institutional Class
Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

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The financial highlights tables are intended to help you understand the Portfolios’ financial performance. All “per share” information reflects financial results for a single Portfolio share.

Year ended
				9/30
2007	2006	2005	2004	2003
$10.630	$10.100	$ 8.760	$7.760	$6.390

0.134	0.134	0.067	0.053	0.027
1.381	0.578	1.344	0.999	1.413
1.515	0.712	1.411	1.052	1.440

(0.189)	(0.125)	(0.071)	(0.052)	(0.070)
(0.576)	(0.057)	—	—	—
(0.765)	(0.182)	(0.071)	(0.052)	(0.070)

$11.380	$10.630	$10.100	$8.760	$7.760

14.87%	7.12%	16.16%	13.58%	22.69%

$115	$99	$550	$635	$557
0.56%	0.55%	0.58%	0.55%	0.55%

0.75%	0.83%	0.81%	1.37%	1.86%
1.23%	1.31%	0.70%	0.63%	0.38%

1.04%	1.03%	0.47%	(0.19% )	(0.93% )
8%	9%	15%	12%	5%

This information has been audited by Ernst & Young, LLP, whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ annual report, which is available upon request by calling 800 523-1918.

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Financial highlights

Delaware Moderate Allocation Portfolio

Institutional Class
Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

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				Year ended
				9/30
2007	2006	2005	2004	2003
$10.300	$9.800	$8.850	$8.110	$6.910

0.208	0.188	0.133	0.116	0.106
0.950	0.453	0.962	0.741	1.250
1.158	0.641	1.095	0.857	1.356

(0.229)	(0.141)	(0.145)	(0.117)	(0.156)
(0.029)	—	—	—	—
(0.258)	(0.141)	(0.145)	(0.117)	(0.156)

$11.200	$10.300	$9.800	$8.850	$8.110

11.41%	6.60%	12.46%	10.61%	19.92%

$98	$401	$643	$774	$831
0.56%	0.55%	0.58%	0.55%	0.55%

0.72%	0.84%	0.79%	1.32%	1.74%
1.92%	1.90%	1.42%	1.33%	1.42%

1.76%	1.61%	1.21%	0.56%	0.23%
8%	6%	7%	13%	9%

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Financial highlights

Delaware Conservative Allocation Portfolio

Institutional Class
Net asset value, beginning of period

Income from investment operations:
Net investment income[1]
Net realized and unrealized gain on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

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				Year ended
				9/30
2007	2006	2005	2004	2003
$9.290	$9.020	$8.470	$7.930	$7.040

0.284	0.264	0.226	0.176	0.191
0.512	0.241	0.522	0.468	0.861
0.796	0.505	0.748	0.644	1.052

(0.286)	(0.235)	(0.198)	(0.104)	(0.162)
(0.286)	(0.235)	(0.198)	(0.104)	(0.162)

$9.800	$9.290	$9.020	$8.470	$7.930

8.72%	5.71%	8.92%	8.16%	15.12%

$87	$80	$254	$387	$300
0.56%	0.55%	0.57%	0.55%	0.55%

0.76%	0.92%	0.90%	1.32%	1.68%
2.98%	2.95%	2.60%	2.11%	2.55%

2.78%	2.58%	2.27%	1.34%	1.42%
13%	9%	8%	25%	1%

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Financial highlights

How to read the financial highlights

Net investment income (loss)
 Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
 A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from Net realized gain on investments.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
 Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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Contact Information

  Web site: www.delawareinvestments.com

  E-mail: service@delinvest.com

  Client Services Representative: 800 510-4015

  Delaphone Service: 800 362-FUND (800 362-3863)
  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

Delaware Foundation Funds Portfolio Symbols

	CUSIP	Nasdaq
Delaware Aggressive Allocation Portfolio (Institutional Class)	245918859	DFGIX

Delaware Moderate Allocation Portfolio (Institutional Class)	245918800	DFFIX

Delaware Conservative Allocation Portfolio (Institutional Class)	245918404	DFIIX

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Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semiannual reports to shareholders. In the Portfolios’ shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio’s performance during the period covered by the report. You can find more information about the Portfolios in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Portfolios, you can write to us at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail, or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or call 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Portfolios’

SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Portfolios’ Web site (www.delawareinvestments.com). You may obtain additional information about the Portfolios from your financial advisor.

You can find reports and other information about the Portfolios on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Portfolios, including their SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

PR-447 [9/07] CGI 1/08	Investment Company Act file number: 811-08457	MF-07-12-026	PO 12617

STATEMENT OF ADDITIONAL INFORMATION
January 28, 2008

DELAWARE GROUP FOUNDATION FUNDS
Delaware Aggressive Allocation Portfolio
Delaware Moderate Allocation Portfolio
Delaware Conservative Allocation Portfolio

2005 Market Street
Philadelphia, PA 19103-7094

For Prospectus, Performance and Information on Existing Accounts of
Class A Shares, Class B Shares, Class C Shares, and Class R Shares: 1-800 523-1918

For more information about the Institutional Class: 1-800-510-4015

Dealer Services (Broker/dealers only): 1-800 362-7500

     This Statement of Additional Information (“Part B”) describes shares of Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation and Delaware Conservative Portfolio (each individually, a “Portfolio”, and collectively, the “Portfolios”), which are series of Delaware Group Foundation Funds (the “Trust”). Each Portfolio offers Class A, B, C and R Shares (each individually, a “Class” and collectively, the “Portfolio Classes”). Each Portfolio also offers an Institutional Class (the “Institutional Class”). All references to “shares” in this Part B refer to all classes of shares of the Portfolios, except where noted. The Portfolios’ investment manager is Delaware Management Company, a series of Delaware Management Business Trust (the “Manager”).

     This Part B supplements the information contained in the current prospectuses for the Portfolios, each dated January 28, 2008, as they may be amended from time to time (the “Prospectuses”). This Part B should be read in conjunction with the applicable Prospectus. This Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectuses. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Portfolios’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at the above address or by calling the above phone number. Each Portfolio’s financial statements, the notes relating thereto, the financial highlights and the report of independent registered public accounting firm are incorporated by reference from each Portfolio’s Annual Reports into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

	Page		Page
Organization and Classification	2	Purchasing Shares	42
Investment Objectives, Restrictions and Policies	2	Investment Plans	53
Investment Strategies and Risks	4	Determining Offering Price and Net Asset Value	56
Disclosure of Portfolio Holdings Information	26	Redemption and Exchange	57
Management of the Trusts	27	Distributions and Taxes	64
Investment Manager and Other Service Providers	34	Performance	73
Portfolio Managers	38	Financial Statements	73
Trading Practices and Brokerage	40	Principal Holders	73
Capital Structure	42

ORGANIZATION AND CLASSIFICATION

Organization
     The Trust was organized as a Delaware statutory trust on October 24, 1997.

Classification
     The Trust is an open-end management investment company. The Portfolios are diversified as defined by the Investment Company Act of 1940 (the “1940 Act”).

INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

Investment Objectives
      The Portfolios’ investment objectives are described in the Prospectuses. Each Portfolio’s investment objective is non-fundamental, and may be changed without shareholder approval. However, the Trust’s Board of Trustees (the “Board”) must approve any changes to non-fundamental investment objectives and a Portfolio will notify shareholders at least 60 days prior to a material change in its investment objective.

Fundamental Investment Restrictions
     Each Portfolio has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of the Portfolio’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Portfolio shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Portfolio from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. A Portfolio may, from time to time, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers within various industries or industry groupings.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that the Portfolio may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the “1933 Act”).

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent the Portfolio from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
      In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, the Portfolios will be subject to the following investment restriction, which is considered non-fundamental and may be changed by the Board without shareholder approval: The Portfolios may not invest more than 15% of their respective net assets in securities that they cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the applicable Portfolio has valued the investment.

     Except for the Portfolios’ policy on borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

     In applying a Portfolio’s fundamental investment restriction concerning concentration that is described above it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) investments in other funds in the Delaware Investments family will not be deemed to be investments in the “investment company” industry.

Portfolio Turnover
     Portfolio trading will be undertaken principally to accomplish each Portfolio’s respective investment objective. The Portfolios are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Portfolio’s respective investment objective. The Portfolios will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Portfolio’s respective investment objective.

     The portfolio turnover rate tells you the amount of trading activity in a Portfolio’s portfolio. A turnover rate of 100% would occur, for example, if all of a Portfolio’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Portfolio’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

     For the fiscal years ended September 30, 2006 and 2007, the Portfolios’ portfolio turnover rates were as follows:

Portfolio	2006	2007
Aggressive Allocation Portfolio	9%	8%
Moderate Allocation Portfolio	6%	8%
Conservative Allocation Portfolio	9%	13%

INVESTMENT STRATEGIES AND RISKS

     The Prospectuses discuss the Portfolios’ investment objectives and the strategies followed to seek to achieve those objectives. The following discussion supplements the description of the Portfolios’ investment strategies and risks that are included in the Prospectuses. The Portfolios’ investment strategies are non-fundamental and may be changed without shareholder approval.

     The Portfolios invest primarily in other funds in the Delaware Investments family of funds (each a “Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds”). In addition to investments in the Delaware Investments® Funds, pursuant to an Order received from the SEC on April 6, 1998, the Portfolios may, to the extent consistent with their respective investment objectives, invest directly in the same securities and employ the same investment strategies as any of the underlying Delaware Investments® Funds, to the extent consistent with each Portfolio’s investment objective as stated in the Prospectuses.

     The Delaware Investments® Funds include funds investing in U.S. and foreign stocks, bonds and money market instruments. The list of Delaware Investments® Funds set forth in the Prospectuses in which the Portfolios may invest may change from time to time, and Delaware Investments® Funds may be added or deleted upon the recommendation of the Manager, without shareholder approval.

Asset-Backed Securities
      Certain Delaware Investments® Funds may invest a portion of their assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or, in the case of certain Delaware Investments® Funds, the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Delaware Investments® Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information and respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Combined Transactions
      Certain Delaware Investments® Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager, it is in the best interests of a Delaware Investments® Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Convertible Securities
     Certain Delaware Investments® Funds may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Delaware Investments® Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Delaware Investments® Fund upon conversion of a convertible security will generally be held for so long as the respective manager anticipates such stock will provide a Delaware Investments® Fund with opportunities which are consistent with a Delaware Investments® Fund’s investment objectives and policies.

     A Delaware Investments® Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by its investment manager to be of comparable quality. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

     A Delaware Investments® Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market, as well as adverse publicity with respect to these securities, may have an adverse impact on market price and a Delaware Investments® Fund’s ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Delaware Investments® Fund to obtain accurate market quotations for purposes of pricing such Delaware Investments® Fund’s portfolio and calculating its net asset value (“NAV”). The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody’s Investors Service, Inc. (“Moody’s”) or by Standard & Poor’s (“S&P”) to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.

     In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.

     Certain Delaware Investments® Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock (“PERCS”), which provide an investor with the opportunity to earn higher dividend income than is available on a company’s common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer’s common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer’s common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     Certain Delaware Investments® Funds may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS generally have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Depositary Receipts
     Certain Delaware Investments® Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts (“ADRs”) and European and Global Depositary Receipts (“Depositary Receipts”). ADRs are receipts typically issued by a U.S. bank or trust company, while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying securities issued by a foreign corporation. “Sponsored” ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” ADRs and Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs and Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

Eurodollar Instruments
     Certain Delaware Investments® Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Delaware Investments® Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Foreign Currency Conversion
     Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Delaware Investments® Fund at one rate, while offering a lesser rate of exchange should such Delaware Investments® Fund desire to resell that currency to the dealer.

Foreign Currency Transactions
     Certain Delaware Investments® Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

     Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Delaware Investments® Fund will account for forward contracts by marking to market each day at daily exchange rates.

     When a Delaware Investments® Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund’s assets denominated in such foreign currency, a Delaware Investments® Fund’s custodian bank or sub-custodian will place cash or liquid high grade debt securities in a separate account of such Delaware Investments® Fund in an amount not less than the value of such Delaware Investments® Fund’s total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Delaware Investments® Fund’s commitments with respect to such contracts.

Foreign Securities
     A Portfolio and/or a Delaware Investments® Fund may be subject to foreign withholding taxes on income from certain foreign securities. This in turn, could reduce a Portfolio’s or a Fund’s distributions paid to shareholders.

     Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since a Delaware Investments® Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Delaware Investments® Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain Delaware Investments® Funds permit it to enter into forward foreign currency exchange contracts in order to hedge those Delaware Investments® Funds’ holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any “regulated futures contract” or “non-equity option” marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a “section 988 hedging transaction” (as defined in the Code and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts a Delaware Investments® Fund may make or enter into will be subject to the special currency rules described above.

Forward Foreign Currency Exchange Contracts
     The Delaware Investments® Funds’ dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Delaware Investments® Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and fund expenses. Position hedging is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency. A Delaware Investments® Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of a forward contract) of securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

     When a Delaware Investments® Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Delaware Investments® Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, such Delaware Investments® Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Delaware Investments® Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Delaware Investments® Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Delaware Investments® Fund denominated in such foreign currency.

     Certain Delaware Investments® Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by these Portfolios.

     In connection with purchases and sales of securities denominated in foreign currencies, a Delaware Investments® Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade’s settlement date. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Manager expects to enter into settlement hedges in the normal course of managing the Delaware Investments® Funds’ foreign investments. The Delaware Investments® Funds could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Manager.

     Certain Delaware Investments® Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Delaware Investments® Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge (sometimes referred to as a “position hedge”) would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Delaware Investments® Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Euros in return for U.S. dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover currency forward contracts. As required by SEC guidelines, certain Delaware Investments® Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Delaware Investments® Funds will not segregate assets to cover forward contracts, including settlement hedges, position hedges and proxy hedges. Successful use of forward currency contracts will depend on the Manager’s skill in analyzing and predicting currency values. Forward contracts may substantially change a Delaware Investments® Fund’s investment exposure to changes in currency exchange rates, and could result in losses to a Delaware Investments® Fund if currencies do not perform as the Manager anticipates. For example, if a currency’s value rose at a time when the Manager had hedged a Delaware Investments® Fund by selling that currency in exchange for dollars, the Delaware Investments® Fund would be unable to participate in the currency’s appreciation. If the investment manager hedges currency exposure through proxy hedges, a Delaware Investments® Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the investment manager increases a Delaware Investments® Fund’s exposure to a foreign currency, and that currency’s value declines, a Delaware Investments® Fund will realize a loss. There is no assurance that the investment manager’s use of forward currency contracts will be advantageous to the Delaware Investments® Funds or that it will hedge at an appropriate time.

Futures
     Certain Delaware Investments® Funds may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Delaware Investments® Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Delaware Investments® Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in an account at a Delaware Investments® Fund’s custodian bank. Thereafter, a “variation margin” may be paid by a Delaware Investments® Fund to, or drawn by the Delaware Investments® Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

     In addition, when a Delaware Investments® Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its custodian bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Delaware Investments® Fund with respect to such futures contracts.

     Certain Delaware Investments® Funds may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Delaware Investments® Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Delaware Investments® Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Delaware Investments® Fund would increase at approximately the same rate, thereby keeping the NAV of such Delaware Investments® Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Delaware Investments® Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and such Delaware Investments® Fund could then buy debt securities on the cash market.

     With respect to options on futures contracts, when a Delaware Investments® Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Delaware Investments® Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Delaware Investments® Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Delaware Investments® Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Delaware Investments® Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which such Delaware Investments® Fund intends to purchase.

     If a put or call option a Delaware Investments® Fund has written is exercised, such Delaware Investments® Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Delaware Investments® Fund’s losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Delaware Investments® Fund will purchase a put option on a futures contract to hedge such Delaware Investments® Fund’s portfolio against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected direction, a Delaware Investments® Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware Investments® Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Delaware Investments® Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Delaware Investments® Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Delaware Investments® Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further, with respect to options on futures contracts, a Delaware Investments® Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Futures Contracts and Options on Futures Contracts
     Certain Delaware Investments® Funds may enter into futures contracts on stocks and stock indices, purchase and sell options on such futures, and enter into closing transactions with respect to those activities. A futures contract may be purchased and sold only on an exchange, known as a “contract market,” designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction.

     When a Delaware Investments® Fund enters into a futures transaction, it must deliver to the futures commission merchant selected an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in an account at a Delaware Investments® Fund’s custodian bank. Thereafter, a “variation margin” may be paid by a Delaware Investments® Fund to, or drawn by the Delaware Investments® Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

     Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take, as the case may be, delivery of the securities or cash value of the index underlying the contractual obligations. At the time such transaction is effected, a final determination of variation margin is made and any loss experienced by a Delaware Investments® Fund must be paid to the contract market clearing house while any profit due to the Delaware Investments® Fund must be delivered to it.

     Positions taken in futures markets are not normally held to maturity, but instead liquidated through offsetting transactions which may result in a profit or a loss. While a Delaware Investments® Fund’s futures contracts on securities will usually be liquidated in this manner, the Delaware Investments® Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. The clearing house associated with the market on which futures on the securities are traded guarantees that, if still open, the sale or purchase will be performed on settlement date.

     A Delaware Investments® Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Delaware Investments® Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities in the portfolio owned by a Delaware Investments® Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Delaware Investments® Fund would increase at approximately the same rate, thereby keeping the NAV of the Delaware Investments® Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Delaware Investments® Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Delaware Investments® Fund could then buy debt securities on the cash market.

     With respect to options on futures contracts, when a Delaware Investments® Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Delaware Investments® Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Delaware Investments® Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Delaware Investments® Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which such Delaware Investments® Fund intends to purchase.

     Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     If a put or call option which a Delaware Investments® Fund has written is exercised, such Delaware Investments® Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Delaware Investments® Fund’s losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Delaware Investments® Fund will purchase a put option on a futures contract to hedge such Delaware Investments® Fund’s portfolio against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected direction, a Delaware Investments® Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware Investments® Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, such Delaware Investments® Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if a Delaware Investments® Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Delaware Investments® Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further, with respect to options on futures contracts, a Delaware Investments® Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

High Yield Securities
      Certain Delaware Investments® Funds may invest in, high-risk, high yield securities, commonly known as “junk bonds.” These securities entail the following risks:

     Volatility of the High Yield Market. Although the market for high yield bonds has been in existence for many years, including periods of economic downturns, the high yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults and corresponding volatility in a Delaware Investments® Fund’s NAV. At times in the past, uncertainty and volatility in the high yield market resulted in volatility in certain Delaware Investments® Funds’ NAV.

     Redemptions. If, as a result of volatility in the highyield market or other factors, a Delaware Investments® Fund experiences substantial net redemptions of its shares for a sustained period of time (i.e., more shares are redeemed than are purchased), it may be required to sell securities without regard to the investment merits of the securities to be sold. If such underlying fund sells a substantial number of securities to generate proceeds for redemptions, its asset base will decrease and its expense ratio may increase.

     Liquidity and Valuation. The secondary market for high yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse affect on an underlying fund’s ability to dispose of particular issues, when necessary, to meet its liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Portfolio or a Delaware Investments® Fund to obtain precise valuations of the high yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high yield securities than is normally the case. The secondary market for high yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. Such underlying fund’s privately placed high yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

     Legislative and Regulatory Action and Proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the U.S. Congress that could adversely affect the market for high yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high yield securities. Regulatory actions have also affected the high yield market. For example, many insurance companies have restricted or eliminated their purchases of high yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high yield issues, could reduce the number of new high yield securities being issued and could make it more difficult for a Portfolio to attain its investment objective.

     Zero-Coupon Bonds and Pay-in-Kind Bonds. Certain Delaware Investments® Funds may invest in zero-coupon bonds or pay-in-kind (“PIK) bonds. Zero-coupon bonds and PIK bonds are generally considered to be more interest sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to a Delaware Investments® Fund. Investments in zero-coupon or PIK bonds would require a Delaware Investments® Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, a Delaware Investments® Fund may be required to sell securities in its portfolio that it otherwise might have continued to hold or borrow. These rules could affect the amount, timing and tax character of income distributed to you by a Portfolio.

Investment Company Securities
     Any investments that certain Delaware Investments® Funds make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act’s current limitations, a Delaware Investments® Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Delaware Investments® Fund’s total assets in the shares of any one investment company; nor (3) invest more than 10% of the Delaware Investments® Fund’s total assets in shares of other investment companies. If a Delaware Investments® Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to and Delaware Investments® Fund’s investments in unregistered investment companies. The Delaware Investments® Funds may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on sections 12(d)(1)(F) or (G) of the 1940 Act.

Money Market Instruments
     Money market instruments in which the Delaware Investments® Funds may invest include U.S. government securities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions, high grade commercial paper and repurchase agreements with respect to the foregoing types of instruments.

     Certain types of money market instruments are described below.

     U.S. Government Securities. Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

     U.S. Government Agency Securities. Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

     Bank Obligations. Certificates of deposit, bankers’ acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain liability for an investment solely in its overseas branch, which could expose the Delaware Investments® Fund to a greater risk of loss. The Delaware Investments® Funds will only buy short-term instruments in nations where these risks are minimal. The Manager will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Delaware Investments® Funds.

     Commercial Paper. The Delaware Investments® Funds may invest in short-term promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody’s and A-1 by S&P are the highest investment grade category.

     Corporate Debt. The Delaware Investments® Funds may invest in corporate notes and bonds rated A or above. According to Moody’s description of these bond ratings, bonds rated Aaa are judged to be the best quality and carry the smallest degree of investment risk; those rated Aa are judged to be of high quality by all standards; and those rated A possess favorable attributes and are considered “upper medium” grade obligations.

Mortgage-Backed Securities
     In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, certain Delaware Investments® Funds may also invest its assets in securities issued by certain private, non-government corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

     CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “interest-only” class), while the other class will receive all of the principal (the “principal-only” class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Delaware Investments® Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Delaware Investments® Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

     Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as broker/dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, a Delaware Investments® Fund will not exceed its limit in such securities.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Certain Delaware Investments® Funds will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Mortgage Dollar Rolls
      Certain Delaware Investments® Funds may enter into mortgage “dollar rolls” in which a Delaware Investments® Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Delaware Investments® Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Delaware Investments® Fund to buy a security. If the broker/dealer to whom a Delaware Investments® Fund sells the security becomes insolvent, such Delaware Investments® Fund’s right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that a Delaware Investments® Fund is required to repurchase may be worth less than the security that the Delaware Investments® Fund originally held, and the return earned by the Delaware Investments® Fund with the proceeds of a dollar roll may not exceed transaction costs. The Delaware Investments® Fund will place U.S. government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Municipal Securities
      Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as “private activity bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, government-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds, and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as “industrial development bonds” under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment, or repair of privately-operated industrial, distribution, research, or commercial facilities may also be municipal securities, but the size of such issues is limited under current and prior federal tax law.

     Information about the financial condition of issuers of municipal securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Options
     Certain Delaware Investments® Funds may write call options on a covered basis only, purchase call options, write secured put options and purchase put options, and will not engage in option writing strategies for speculative purposes.

     Certain Delaware Investments® Funds may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Delaware Investments® Fund’s ability to effectively hedge its securities.

     Covered Call Writing. Certain Delaware Investments® Funds may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain a Delaware Investments® Fund’s investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Delaware Investments® Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Delaware Investments® Fund of writing covered call options is that the Delaware Investments® Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, a Delaware Investments® Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     With respect to both options on actual portfolio securities owned by a Delaware Investments® Fund and options on stock indices, a Delaware Investments® Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Delaware Investments® Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Delaware Investments® Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Delaware Investments® Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Delaware Investments® Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Delaware Investments® Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     A Delaware Investments® Fund will write call options only on a covered basis, which means that the Delaware Investments® Fund will own the underlying security subject to the call option at all times during the option period. Unless a closing purchase transaction is effected, a Delaware Investments® Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Delaware Investments® Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     Purchasing Call Options. Certain Delaware Investments® Funds may purchase call options to the extent that premiums paid by a Delaware Investments Fund do not aggregate more than 2% of that Delaware Investments® Fund’s total assets. When a Delaware Investments® Fund purchases a call option, in return for a premium paid by a Delaware Investments® Fund to the writer of the option, such Delaware Investments® Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Delaware Investments® Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     A Delaware Investments® Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Delaware Investments® Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Delaware Investments® Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although a Delaware Investments® Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Delaware Investments® Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Delaware Investments® Fund may expire without any value to the Delaware Investments® Fund.

     Writing Put Options. A Delaware Investments® Fund may also write put options on a secured basis which means that such Delaware Investments® Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Delaware Investments® Fund. Secured put options will generally be written in circumstances where the investment manager wishes to purchase the underlying security for a Delaware Investments® Fund’s portfolio at a price lower than the current market price of the security. In such event, the Delaware Investments® Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, a Delaware Investments® Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Delaware Investments® Funds may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

     Purchasing Put Options. Certain Delaware Investments® Funds may invest in put options. A Delaware Investments® Fund will, at all times during which it holds a put option, own the security covered by such option.

     Certain Delaware Investments® Funds may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow a Delaware Investments® Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Delaware Investments® Fund will lose the value of the premium paid. A Delaware Investments® Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     A Delaware Investments® Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, a Delaware Investments® Fund may enter into closing sale transactions. A closing sale transaction is one in which a Delaware Investments® Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     Over-the-Counter Options and Illiquid Securities. Certain Delaware Investments® Funds may deal in over-the-counter (“OTC”) options. The Manager understand the position of the staff of the SEC to be that purchased OTC options and the assets used as “cover” for written OTC options are illiquid securities. Certain Delaware Investments® Funds and their investment managers disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Delaware Investments® Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the portfolio.

     As part of these procedures certain Delaware Investments® Funds will engage in OTC options transactions only with primary dealers that have been specifically approved by the Board, and the Manager believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Delaware Investments® Fund. A Delaware Investments® Fund anticipates entering into written agreements with those dealers to whom such Delaware Investments Fund may sell OTC options, pursuant to which such Delaware Investments® Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no action letters published by the SEC staff. A Delaware Investments® Fund will not engage in OTC options transactions if the amount invested by the Delaware Investments® Fund in OTC options plus, with respect to OTC options written by the Delaware Investments® Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Delaware Investments® Fund in illiquid securities, would exceed 15% of the Delaware Investments® Fund’s total assets. OTC options on securities other than U.S. government securities may not be within the scope of such letters and, accordingly, the amount invested by a Delaware Investments® Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. government securities will be treated as illiquid and subject to the limitation on a Delaware Investments® Fund’s net assets that may be invested in illiquid securities.

     Options on Foreign Currencies. Certain Delaware Investments® Funds may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Delaware Investments® Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Delaware Investments® Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Delaware Investments® Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to a Delaware Investments® Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Delaware Investments® Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     A Delaware Investments® Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Delaware Investments® Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Delaware Investments® Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Delaware Investments® Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a Delaware Investments® Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Delaware Investments® Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

     Certain Delaware Investments® Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Delaware Investments® Fund is “covered” if the Delaware Investments® Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Delaware Investments® Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by a Delaware Investments® Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

     With respect to writing put options, at the time the put is written, a Delaware Investments® Fund will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Delaware Investments® Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or a Delaware Investments® Fund has purchased a closing put of the same series as the one previously written.

     In order to comply with the securities laws of one state, a Delaware Investments® Fund will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Delaware Investments® Fund’s net assets. Should state laws change or a Delaware Investments® Fund receives a waiver of its application, the Delaware Investments® Fund reserve the right to increase this percentage.

     Options on Stock Indices. A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Delaware Investments® Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

     As with stock options, a Delaware Investments® Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the S&P 500 Index or the NYSE Composite Index®, or a narrower market index such as the S&P 100 Index. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

     The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in a Delaware Investments® Fund’s portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Delaware Investments® Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since a Delaware Investments® Fund’s portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Delaware Investments® Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use of options on stock indices will be subject to the Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Positions in stock index options may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Delaware Investments® Fund’s ability to effectively hedge its securities. A Delaware Investments® Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Delaware Investments® Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

     Lastly, it should be noted that the Trust, on behalf of the Portfolios, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Portfolios’ operations. Accordingly, the Portfolios are not subject to registration or regulation as a CPOs.

     Accounting Issues. When a Portfolio writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Portfolio’s assets and liabilities as an asset and as an equivalent liability.

     In writing a call, the amount of the liability is subsequently “marked to market” to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has written expires on its stipulated expiration date, the Portfolio recognizes a short-term gain. If a Portfolio enters into a closing purchase transaction with respect to an option which the Portfolio has written, the Portfolio realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid by a Portfolio for the purchase of a put option is recorded in the section of the Portfolio’s assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Portfolio sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

     Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Portfolio at the end of each fiscal year will be required to be “marked to market” for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Portfolio Loan Transactions
      It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Delaware Investments® Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Delaware Investments® Fund involved; 3) the Delaware Investments® Fund must be able to terminate the loan after notice, at any time; 4) the Delaware Investments® Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Delaware Investments® Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of the Delaware Investments® Funds know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the Portfolio to vote the proxy.

     The major risk to which a Delaware Investments® Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Delaware Investments® Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Repurchase Agreements
     A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser’s holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Delaware Investments® Funds, if any, would be the difference between the repurchase price and the market value of the security. A Delaware Investments® Fund will limit its investments in repurchase agreements to those which the Manager determines to present minimal credit risks and which are of high quality. In addition, each Delaware Investments® Fund must have collateral of 102% of the repurchase price, including the portion representing a Delaware Investments Fund’s yield under such agreements which is monitored on a daily basis. While the Delaware Investments® Funds are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

     The Delaware Investments® Funds have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Investments® Funds jointly to invest cash balances. The Delaware Investments® Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements
     Certain Delaware Investments® Funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a Delaware Investments® Fund and its agreement to repurchase the security at a specified time and price. A Delaware Investments® Fund will maintain in a segregated account with the custodian cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by a Delaware Investments® Fund; accordingly, a Delaware Investments® Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Delaware Investments® Fund creates leverage which increases the Delaware Investments® Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Delaware Investments® Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

“Roll” Transactions
     Certain Delaware Investments® Funds may engage in “roll” transactions. A “roll” transaction is the sale of securities together with a commitment (for which a Delaware Investments® Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by a Delaware Investments® Fund; accordingly, a Delaware Investments® Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. A Delaware Investments® Fund will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent an underlying fund’s aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), a Delaware Investments® Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of a Delaware Investments® Fund’s portfolio securities decline while such Delaware Investments® Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Delaware Investments® Fund’s aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

Rule 144A Securities
     The Delaware Investments® Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

     Investing in Rule 144A Securities could have the effect of increasing the level of a Delaware Investments® Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of a Delaware Investments® Fund and its investment manager will continue to monitor the liquidity of that security to ensure that a Delaware Investments® Fund’s holdings of illiquid securities does not exceed its limit on investments in such securities.

Short Sales Against the Box
     Certain Delaware Investments® Funds may make short sales “against the box.” Whereas a short sale is the sale of a security a Delaware Investments® Fund does not own, a short sale is against the box if at all times during which the short position is open, such Delaware Investments® Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

Small to Medium-Sized Companies
     Certain Delaware Investments® Funds invest their assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies’ securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Swaps, Caps, Floors and Collars
     Certain Delaware Investments® Funds may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Delaware Investments® Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Delaware Investments® Fund anticipates purchasing at a later date. The Delaware Investments® Funds intend to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Delaware Investments® Fund may be obligated to pay. Interest rate swaps involve the exchange by a Delaware Investments® Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     A Delaware Investments® Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with such Delaware Investments® Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Manager and the Delaware Investments® Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Delaware Investments® Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or is determined to be of equivalent credit quality by the Manager. If there is a default by the counterparty, a Delaware Investments® Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Temporary Defensive Positions
     The Portfolios are permitted to make temporary investments in bonds, cash or cash equivalents and may allocate 100% of their net assets to the Delaware Cash Reserve Fund in response to unfavorable market conditions.

U.S. Government Securities
     Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“Government Securities”) in which the Delaware Investments® Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Direct obligations of the U. S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, each Delaware Investments® Fund invests in obligations issued by an instrumentality of the U.S. government only if its investment manager determines that the instrumentality’s credit risk does not make its securities unsuitable for investment by a Delaware Investments® Fund.

Unseasoned Companies
     Certain Delaware Investments® Funds may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Delaware Investments® Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

Variable and Floating Rate Notes
     Variable rate master demand notes, in which certain Delaware Investments® Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. A Delaware Investments® Fund will not invest over 5% of its assets in variable rate master demand notes. Because master demand notes are direct lending arrangements between a Delaware Investments® Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Delaware Investments® Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

     A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Delaware Investments® Fund will be determined by such Delaware Investments® Fund’s investment manager under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Delaware Investments® Fund’s investment policies. In making such determinations, the investment manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Delaware Investments® Fund, such Delaware Investments® Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Delaware Investments® Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Delaware Investments® Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

     Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of a Delaware Investments® Fund’s total assets only if such notes are subject to a demand feature that will permit such Delaware Investments® Fund to demand payment of the principal within seven days after demand by a Delaware Investments® Fund. If not rated, such instruments must be found by a Delaware Investments® Fund’s investment manager under guidelines established by the Board, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. A Delaware Investments® Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.

When-Issued and Delayed Delivery Securities
     Certain Delaware Investments® Funds may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Delaware Investments® Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time a Delaware Investments® Fund enters into the commitment and no interest accrues to such Delaware Investments® Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     Each Portfolio has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. A list of each Portfolio’s portfolio holdings monthly, with a 30- day lag, is posted on the Portfolios’ Web site, www.delawareinvestments.com. In addition, on a 10-day lag, we also make available on the Web site a month-end summary listing of the number of each Portfolio’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Portfolio. This information is available publicly to any and all shareholders free of charge once posted on the Web site by calling 1-800-523-1918.

     Other entities, including institutional investors and intermediaries that distribute the Portfolios’ shares, are generally treated similarly and are not provided with the Portfolios’ portfolio holdings in advance of when they are generally available to the public.

     Third-party service providers and affiliated persons of the Portfolios are provided with the Portfolios’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Portfolios. In accordance with the policy, third-party service providers who receive non-public portfolio holdings information on an ongoing basis are: the Manager’s affiliates, the Portfolios’ independent registered public accounting firm, the Portfolios’ custodian, the Portfolios’ legal counsel, the Portfolios’ financial printer, and the Portfolios’ proxy voting service (Institutional Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party rating and ranking organizations and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Portfolios or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Portfolio shares or in shares of the Portfolios’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Portfolios, the Manager, nor any affiliate receive any compensation or consideration with respect to these agreements.

     To protect the shareholders’ interest and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Portfolios’ Chief Compliance Officer prior to such use.

     The Board will be notified of any substantial change to the foregoing procedures. The Board also receives an annual report from the Portfolios’ Chief Compliance Officer which, among other things, addresses the operation of the Portfolios’ procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUST

Officers and Trustees
      The business and affairs of the Trust are managed under the direction of its Board. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® Funds. As of January 4, 2008, the Trust’s officers and Trustees owned less than 1% of the outstanding shares of each Class of each Portfolio. The Trust’s Trustees and principal officers are noted below along with their ages and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death or removal.

Number of
Portfolios in
Fund Complex
				Overseen by	Other
				Trustee/	Directorships Held
Name, Address and	Position(s) Held	Length of Time	Principal Occupation(s)	Director or	by Trustee/
Birthdate	with the Trust	Served	During Past 5 Years	Officer	Director or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and	Mr. Coyne has served in	84	Director—Kaydon
2005 Market Street	President, Chief	Trustee since	various executive capacities at		Corp.
Philadelphia, PA 19103	Executive Officer,	August 2006	different times at Delaware
	and Trustee		Investments[2]
April 1963		President and
Chief
Executive
Officer since
August 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March	Private Investor—	84	Director—Bryn
2005 Market Street		2005	(March 2004 — Present)		Mawr Bank Corp.
Philadelphia, PA 19103					(BMTC)
			Investment Manager—		(April 2007 -
October 1947			Morgan Stanley & Co.		Present
(January 1984—March 2004)

John A. Fry	Trustee	Since January	President—	84	Director—
2005 Market Street		2001	Franklin & Marshall College		Community Health
Philadelphia, PA 19103			(June 2002 — Present)		Systems

May 1960			Executive Vice President -		Director—Allied
			University of Pennsylvania		Barton Security
			(April 1995 — June 2002)		Holdings

Anthony D. Knerr	Trustee	Since April	Founder and Managing	84	None
2005 Market Street		1990	Director—Anthony Knerr &
Philadelphia, PA 19103			Associates (Strategic
Consulting)
December 1938			(1990—Present)

				Number of
				Portfolios in
				Fund Complex
				Overseen by	Other
				Trustee/	Directorships Held
Name, Address and	Position(s) Held	Length of Time	Principal Occupation(s)	Director or	by Trustee/
Birthdate	with the Trust	Served	During Past 5 Years	Officer	Director or Officer
Lucinda S. Landreth	Trustee	Since March	Chief Investment Officer —	84	None
2005 Market Street		2005	Assurant, Inc.
Philadelphia, PA 19103			(Insurance)
			(2002—2004)
June 1947
Ann R. Leven	Trustee	Since October	Consultant —	84	Director and Audit
2005 Market Street		1989	ARL Associates		Committee
Philadelphia, PA 19103			Financial Planning		Chairperson —
			(1983 — Present)		Andy Warhol
November 1940					Foundation

					Director and Audit
					Committee Chair
					—
					Systemax Inc.

Thomas F. Madison	Trustee	Since May	President and Chief Executive	84	Director —
2005 Market Street		1997[3]	Officer—MLM Partners, Inc.		CenterPoint
Philadelphia, PA 19103			(Small Business Investing &		Energy
			Consulting)
February 1936			(January 1993 — Present)		Director and Audit
					Committee Chair
					—Digital River
					Inc.

					Director and Audit
					Committee Chair
					—
					Rimage
					Corporation

					Director —
					Valmont
					Industries, Inc.

Janet L. Yeomans	Trustee	Since April	Treasurer	84	None
2005 Market Street		1999	(January 2006 – Present)
Philadelphia, PA 19103
			Vice President —
July 1948			Mergers & Acquisitions
			(January 2003
			– January 2006),
			and Vice President
			(July 1995 – January 2003)
			3M Corporation

			Ms. Yeomans has held various
			management positions at 3M
			Corporation since 1983.

J. Richard Zecher	Trustee	Since March	Founder — Investor Analytics	84	Director and Audit
2005 Market Street		2005	(Risk Management)		Committee
Philadelphia, PA 19103			(May 1999 — Present)		Member —
					Investor Analytics
July 1940			Founder —Sutton Asset
			Management (Hedge Fund)		Director and Audit
			(September 1996 — Present)		Committee
					Member—
					Oxigene, Inc.

Number of
Portfolios in
Fund
Complex
				Overseen by	Other Directorships
Name, Address and	Position(s) Held	Length of Time	Principal Occupation(s)	Trustee or	Held by Trustee/
Birthdate	with the Trust	Served	During Past 5 Years	Officer	Director or Officer
Officers
David F. Connor	Vice President,	Vice President	David F. Connor has served	84	None[4]
2005 Market Street	Deputy General	since	as Vice President and
Philadelphia, PA 19103	Counsel, and	September	Deputy General Counsel at
	Secretary	2000 and	Delaware Investments since
December 1963		Secretary since	2000.
October 2005

David P. O’Connor	Senior Vice	Senior Vice	David P. O’Connor has	84	None[4]
2005 Market Street	President,	President,	served in various executive
Philadelphia, PA 19103	General Counsel,	General	and legal capacities at
	and Chief Legal	Counsel, and	different times at Delaware
February 1966	Officer	Chief Legal	Investments.
Officer since
October 2005

Richard Salus	Senior Vice	Chief Financial	Richard Salus has served in	84	None[4]
2005 Market Street	President	Officer since	various executive capacities
Philadelphia, PA 19103	and	November	at different times at
	Chief Financial	2006	Delaware Investments.
October 1963	Officer

Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has	84	None[4]
2005 Market Street	and Treasurer	Since	served in various capacities
Philadelphia, PA 19103		October 25,	at different times at
		2007	Delaware Investments
October 1972

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Trust’s investment manager.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Trust’s Manager, principal underwriter, and transfer agent.
[3] In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® family of funds. Mr. Madison served as a director of the Voyageur Funds from 1993 to 1997.
[4] Messrs. David F. Connor, David P. O’Connor, Richard Salus, and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Trust.

     The following is additional information regarding investment professionals affiliated with the Trust.

Name, Address and		Length of	Principal Occupation(s) During
Birthdate	Position(s) Held with the Trust	Time Served	Past 5 Years
Michael J. Hogan	Executive Vice President and Chief	Less than 1 year	Executive Vice President and Chief
2005 Market Street	Investment Officer – Head of Equity		Investment Officer – Head of Equity
Philadelphia, PA 19103-7094	Investments		Investments
(since 2007)
June 1963
Mr. Hogan has served in various
capacities at different times at SEI
Investments.

Christopher R. Adams	Vice President, Portfolio Manager, and	12 Years	Mr. Adams has served in various
2005 Market Street	Senior Equity Analyst		capacities at different times at Delaware
Philadelphia, PA 19103-7094			Investments.

April 1962

Name, Address and		Length of	Principal Occupation(s) During
Birthdate	Position(s) Held with the Trust	Time Served	Past 5 Years
Francis X. Morris	Senior Vice President and Chief	10 Years	Mr. Morris has served in various
2005 Market Street	Investment Officer – Core Equity		executive capacities at different times at
Philadelphia, PA 19103-7094			Delaware Investments.

March 1961

Michael S. Morris	Vice President, Portfolio Manager, and	8 Years	Mr. Morris has served in various
2005 Market Street	Senior Equity Analyst		executive capacities at different times at
Philadelphia, PA 19103-7094			Delaware Investments.

September 1968

Donald G. Padilla	Vice President, Portfolio Manager, and	13 Years	Mr. Padilla has served in various
2005 Market Street	Senior Equity Analyst		capacities at different times at Delaware
Philadelphia, PA 19103-7094			Investments.

August 1964

     The following table shows each Trustee’s ownership of each Portfolio’s shares, if any, and of all Delaware Investments® Funds as of December 31, 2007.

Aggregate Dollar Range of Equity Securities in All
	Dollar Range of Equity Securities in	Registered Investment Companies Overseen by Trustee in
Name	the Portfolios	Family of Investment Companies
Thomas L. Bennett	None	None
Patrick P. Coyne	None	Over $100,000
John A. Fry[1]	None	Over $100,000
Anthony D. Knerr	None	$10,001 - $50,000
Lucinda S. Landreth	None	$1 - $10,000
Ann R. Leven	None	Over $100,000
Thomas F. Madison	None	$10,001 - $50,000
Janet L. Yeomans	None	$50,001 - $100,000
J. Richard Zecher	None	None

1 As of December 31, 2005, John A. Fry held assets in a 529 Plan account. Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Portfolios. Mr. Fry held no shares of the Portfolios outside of the Plan as of December 31, 2007.

The following table sets forth the compensation received by each Trustee from the Trust and the total compensation received from all Delaware Investments® Funds for which he or she served as a Trustee or Director for the fiscal year ended September 30, 2007. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Funds. The following table provides, in addition, information on the retirement benefits accrued on behalf of those Trustees eligible to receive such benefits under the Delaware Investments Retirement Plan for Trustees/Directors (the “Retirement Plan”). This plan was recently terminated as more fully described below.

			Total Compensation
			from the Investment
			Companies in the
	Aggregate	Retirement Benefits	Delaware
	Compensation from	Accrued as Part of	Investments®
Trustee	the Trust	Fund Expenses[1]	Complex[2]
Thomas L. Bennett	$4,454.61	$0	$156,666.70
John A. Fry	$4,618.28	$4,103.19	$162,516.70
Anthony D. Knerr	$4,272.62	$18,521.69	$150,266.70
Lucinda S. Landreth	$4,272.62	$0	$150,266.70
Ann R. Leven	$5,338.96	$17,075.75	$187,733.40
Thomas F. Madison	$4,907.39	$18,325.65	$172,500.02
Janet L. Yeomans	$4,454.61	$7,954.60	$156,666.70
J. Richard Zecher	$4,381.97	$0	$154,166.70

[1] Figures reflect amounts already accrued under the Retirement Plan and additional amounts accrued to effect the termination of the Retirement Plan for the Delaware Investments® Funds that are series of the Trust as of November 30, 2006. The Manager has agreed to absorb a minimum of $500,000 through certain additional waivers and/or reimbursements for those Funds within the Fund Complex that are subject to expense limitations.

[2] Effective December 1, 2007, each Independent Trustee/Director will receive an annual retainer fee of $100,000 for serving as a Trustee/Director for all 31 investment companies in the Delaware Investments® family, plus $5,000 per day for attending each Board Meeting held on behalf of all investment companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended. In addition, the chairperson of the Audit Committee receives an annual retainer of $25,000, the chairperson of the Investments Committee receives an annual retainer of $20,000, and the chairperson of the Nominating and Corporate Governance Committee receives an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $35,000. These amounts do not include payments related to the termination of the Retirement Plan.

     Until the Retirement Plan’s termination as described below, each Independent Trustee who, at the time of his or her retirement from the Boards, having attained the age of 70 and served on the Boards for at least five continuous years, was entitled to receive payments from each investment company in the Delaware Investments® family for which he or she had served as Trustee/Director. These payments were to be made for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person’s life. The amount of such payments would have been equal, on an annual basis, to the amount of the annual retainer paid to Trustees/Directors of each investment company at the time of such person’s retirement.

     The table below sets forth the estimated annual retirement benefit that would have been payable under the Retirement Plan at specified compensation levels and years of service. Trustees credited with years of service through December 31, 2006 are: Mr. Knerr (17 years), Ms. Leven (17 years), Mr. Madison (13 years), Ms. Yeomans (8 years), and Mr. Fry (6 years). During the fiscal year ended September 30, 2006, two former Trustees of the Trust were receiving yearly benefits under the Retirement Plan: Mr. Walter P. Babich ($70,000) and Mr. Charles E. Peck ($50,000).

	Years of Service
Amount of Annual
Retainer Paid in Last	0-4 Years	5 Years or More
Year of Service
$50,000[1]	$0	$50,000
$70,000[2]	$0	$70,000
$80,000[3]	$0	$80,000

[1] Reflects final annual retainer for Charles E. Peck, a retired trustee.
[2] Reflects final annual retainer for Walter P. Babich, a retired trustee.
[3] Reflects annual retainer at the time of termination for Anthony D. Knerr, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, John A. Fry.

     The Board of Trustees/Directors of the Delaware Investments® Funds voted to terminate the Delaware Investments Retirement Plan for Trustees/Directors, effective November 30, 2006. As a result of the termination of the Retirement Plan, no further benefits will accrue to any current or future directors and a one-time payment of benefits earned under the Retirement Plan will be paid to eligible Trustees/Directors. The amount of the payment made on January 31, 2007 represents the benefits to which the current Trustee/Director is entitled under the terms of the Retirement Plan. The calculation of such amount is based on: (1) the annual retainer amount as of the date of termination ($80,000); (2) each Trustee/Director’s years of service as of the date of termination (listed above); and (3) the actuarially determined life expectancy of each Trustee/Director. The payments thus calculated are discounted to present value.

     The net present value of the benefits accrued under the plan to which each such Independent Trustee/Director is entitled was calculated by a licensed/certified actuary and then reviewed and approved by the Delaware Investments® Funds’ Independent Directors who had no benefits vested under the Plan. The amounts being paid in 2007 are as follows: Anthony D. Knerr ($702,373); Ann R. Leven ($648,635); Thomas F. Madison ($696,407); Janet L. Yeomans ($300,978); and John A. Fry ($155,030).

     The Board has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Trust’s Audit Committee consists of the following four Independent Trustees: Thomas F. Madison, Chairman; Thomas L. Bennett; Janet L. Yeomans; and J. Richard Zecher. The Audit Committee held six meetings during the Trust’s last fiscal year.

     Nominating and Corporate Governance Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103. Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following four Independent Trustees: John A. Fry, Chairman; Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio). The committee held five meetings during the Trust’s last fiscal year.

     Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees and its activities. The committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

     Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Portfolios by the Manager as well as any sub-advisers; (ii) review all proposed advisory and sub-advisory agreements for new Portfolios or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees take regarding the approval of all such proposed agreements; and (iii) review from time to time reports supplied by the Manager regarding investment performance and expenses and suggest changes to such reports. The Investments Committee consists of the following four Independent Trustees: Thomas L. Bennett, Chairman; Lucinda S. Landreth; Janet L. Yeomans; and J. Richard Zecher. The Investments Committee was established on October 25, 2006. The Investments Committee held five meetings during the Trust’s last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors, Inc. (the Portfolios’ financial intermediary wholesaler) have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Portfolios, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Portfolios have formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Portfolios. If and when proxies need to be voted on behalf of the Portfolios, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Manager’s proxy voting process for the Portfolios. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Portfolios.

     In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Portfolios and other clients of the Manager and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for a Portfolio, ISS will create a record of the vote. Information, if any, regarding how the Manager voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge: (i) through the Portfolios’ Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

     The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Portfolios.

     As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Portfolios. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are determined on a case-by-case basis; and (vii) generally vote for reports on the level of greenhouse gas emissions from a company’s operations and products.

     Because the Portfolios have delegated proxy voting to the Manager, the Portfolios are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Portfolios are voted by ISS in accordance with the Procedures. Because almost all Portfolio proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Portfolios. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Portfolios.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
     The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Portfolios, subject to the supervision and direction of the Trust’s Board. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Portfolios are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Portfolios. The Manager pays the salaries of all Trustees, officers and employees who are affiliated with both the Manager and the Trust.

     As of September 30, 2007, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $167 billion in assets in various institutional or separately managed, investment company and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMH”). DMH is a subsidiary, and subject to the ultimate control, of Lincoln National Corporation (“Lincoln”). Lincoln, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries. The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to delete the words “Delaware Group” from the Trust’s name.

     The Investment Management Agreement for the Moderate Allocation Portfolio and the Conservative Allocation Portfolio is dated April 1, 1999 and was approved by shareholders on March 17, 1999. The Investment Management Agreement for the Aggressive Allocation Portfolio is dated April 15, 1999 and was approved by shareholders on April 13, 1999. Each Investment Management Agreement had an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of a Portfolio, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Management Agreement is terminable without penalty on 60 days’ notice by the Trustees of the Trust or by the Manager. Each Investment Management Agreement will terminate automatically in the event of its assignment.

     Pursuant to the Investment Management Agreements, each Portfolio pays an annual fee equal to 0.25% of average daily net assets of each of the Portfolios.

     During the past three fiscal years, the Portfolios paid the following investment management fees:

	2007	2006	2005
Aggressive Allocation Portfolio	$134,736 earned	$119,690 earned	$96,739 earned
	$32,271 paid	$0 paid	$7,985 paid
	$102,465 waived	$119,690 waived	$88,754 waived
Moderate Allocation Portfolio	$121,908 earned	$98,509 earned	$86,425 earned
	$42,862 paid	$0 paid	$10,655 paid
	$79,046 waived	$98,509 waived	$75,770 waived
Conservative Allocation Portfolio	$103,263 earned	$84,330 earned	$77,097 earned
	$18,051 paid	$0 paid	$-0- paid
	$85,212 waived	$84,330 waived	$77,097 waived

     Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, each Portfolio is responsible for all of its own expenses. Among others, such expenses include the Portfolio’s proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing agent fees and costs; accounting fees; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
      The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Trust’s shares under a Distribution Agreement dated May 15, 2003. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Portfolio Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMH, and, therefore, of Lincoln. The Distributor has agreed to use its best efforts to sell shares of the Portfolios. See the Prospectuses for information on how to invest. Shares of the Portfolios are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware Investments® Funds. The Board annually reviews fees paid to the Distributor.

     During the Portfolios’ last three fiscal years, the Distributor received net commissions from each Portfolio on behalf of its respective Class A Shares, after re-allowances to dealers, as follows:

Aggressive Allocation Portfolio
	Amount of	Total Amounts	Net
Fiscal	Underwriting	Re-allowed	Commission
Year Ended	Commission	To Dealers	to Distributor
9/30/07	$73,839	$61,990	$11,849
9/30/06	$167,360	$140,975	$26,385
9/30/05	$74,405	$61,921	$12,484

Moderate Allocation Portfolio
	Amount of	Total Amounts	Net
Fiscal	Underwriting	Re-allowed	Commission
Year Ended	Commission	To Dealers	to Distributor
9/30/07	$71,260	$59,600	$11,660
9/30/06	$105,755	$86,833	$18,922
9/30/05	$70,011	$56,905	$13,106

Conservative Allocation Portfolio
	Amount of	Total Amounts	Net
Fiscal	Underwriting	Re-allowed	Commission
Year Ended	Commission	To Dealers	To Distributor
9/30/07	$48,790	$39,930	$8,860
9/30/06	$50,915	$41,573	$9,342
9/30/05	$13,934	$11,352	$2,582

     During the Portfolios’ last three fiscal years, the Distributor received, in the aggregate, limited contingent deferred sales charge (“Limited CDSC”) payments with respect to Class A shares of the Portfolios and contingent deferred sales charge (“CDSC”) payments with respect to Class B and C Shares of the Portfolios as follows:

	Aggressive Allocation Portfolio
	Class A Shares
Fiscal	Limited CDSC	Class B Shares	Class C Shares
Year Ended	Payments	CDSC Payments	CDSC Payments
9/30/07	$72	$10,075	$1,028
9/30/06	$16	$5,969	$932
9/30/05	$16	$4,733	$203

	Moderate Allocation Portfolio
	Class A Shares
Fiscal	Limited CDSC	Class B Shares	Class C Shares
Year Ended	Payments	CDSC Payments	CDSC Payments
9/30/07	$60	$5,545	$1,232
9/30/06	$0	$3,820	$1,025
9/30/05	$0	$6,072	$91

	Conservative Allocation Portfolio
	Class A Shares
Fiscal	Limited CDSC	Class B Shares	Class C Shares
Year Ended	Payments	CDSC Payments	CDSC Payments
9/30/07	$68	$1,763	$1,081
9/30/06	$5	$1,901	$276
9/30/05	$3	$1,415	$26

     Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of the Manager, serves as the Portfolios’ financial intermediary wholesaler pursuant to a Third Amended and Restated Financial Intermediary Distribution Agreement the “Financial Intermediary Agreement” with the Distributor as of January 1, 2007. LFD is primarily responsible for promoting the sale of Portfolio shares through broker/dealers, financial advisors, and other financial intermediaries collectively, “Financial Intermediaries”. The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. The Distributor pays LFD for the actual expenses incurred by LFD in performing its duties under the Financial Intermediary Agreement as determined by the Distributor’s monthly review of information retrieved from Lincoln Financial Group’s applicable expense management system. Based on this review, the Distributor may request that LFD provide additional information describing its expenses in detail reasonably acceptable to the Distributor. The fees associated with LFD’s services to the Portfolios are borne exclusively by the Distributor and not by the Portfolios.

Transfer Agent
      Delaware Service Company, Inc., an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Portfolios’ shareholder servicing, dividend disbursing and transfer agent (the “Transfer Agent”) pursuant to a Shareholders Services Agreement dated April 19, 2001, as amended. The Transfer Agent is an indirect subsidiary of DMH and, therefore, of Lincoln. The Transfer Agent also acts as shareholder servicing, dividend disbursing and transfer agent for other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Portfolios for providing these services consisting of an annual per account charge of $27.00 for each open account and $10 for each closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These charges are assessed monthly on a pro rata basis and determined by using the number of shareholder and retirement accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Portfolios’ Board, including a majority of the Independent Trustees.

     In addition to the Transfer Agent, each Portfolio has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of each Portfolio. For purposes of pricing, each Portfolio will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

     DST Systems, Inc. (“DST”) provides sub-transfer agency services for the Portfolios. In connection with these services, DST administers the overnight investment of cash pending investment in the Portfolios or payment of redemptions. The proceeds of this investment program are used to offset the Portfolios’ transfer agency expenses.

Fund Accountants
      Effective October 1, 2007, Mellon Bank, N.A. (“Mellon”), One Mellon Center, Pittsburgh PA 15258, provides fund accounting and financial administration services to each Portfolio. Those services include performing functions related to calculating each Portfolio’s NAV and providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each Portfolio pays Mellon Bank, N.A. an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective October 1, 2007, DSC provides fund accounting and financial administration oversight services to the Portfolios. Those services include overseeing the Portfolios’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. Delaware Service Company, Inc. (“DSC”) also manages the process for the payment of dividends and distributions and the dissemination of Portfolio NAVs and performance data. For these services, each Portfolio pays DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to Mellon and DSC under the service agreements described above will be allocated among all Delaware Investments® Funds on a relative NAV basis. Prior to October 1, 2007, DSC provided fund accounting and financial administration services to the Delaware Investments® Funds at an annual rate of 0.04% of each such Fund’s average daily net assets.

Custodian
     Mellon also serves as the custodian of the Portfolios’ securities and cash. As custodian for each Portfolio, Mellon maintains a separate account or accounts for each Portfolio; receives, holds, and releases portfolio securities on account of each Portfolio; receives and disburses money on behalf of each Portfolio; and collects and receives income and other payments and distributions on account of each Portfolio’s portfolio securities. Mellon also serves as the Portfolios’ custodian for their investments in foreign securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of September 30, 2007.

			No. of Accounts	Total Assets in
			with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
Michael J. Hogan
Registered Investment	3	$150.6 million	0	$0
Companies
Other Pooled Investment	0	$0	0	$0
Vehicles
Other Accounts	3	$546.4 million	0	$0
Christopher S. Adams
Registered Investment	8	$4.1 billion	0	$0
Companies
Other Pooled Investment	2	$15.8 million	0	$0
Vehicles
Other Accounts	19	$1.9 billion	1	$106 million
Francis X. Morris
Registered Investment	8	$4.1 billion	0	$0
Companies
Other Pooled Investment	2	$15.8 million	0	$0
Vehicles
Other Accounts	19	$1.9 billion	1	$106 million
Michael S. Morris
Registered Investment	8	$4.1 billion	0	$0
Companies
Other Pooled Investment	2	$15.8 million	0	$0
Vehicles
Other Accounts	16	$1.9 billion	1	$106 million
Donald G. Padilla
Registered Investment	8	$4.1 billion	0	$0
Companies
Other Pooled Investment	2	$15.8 million	0	$0
Vehicles
Other Accounts	22	$1.9 billion	1	$106 million

Description of Material Conflicts of Interest
     Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Portfolios and the investment action for each such other fund account and Portfolios may differ. For example, an account or fund may be selling a security, while a Portfolio may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or a Portfolio. Additionally, the management of multiple funds or accounts and the Portfolios may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Portfolios. A portfolio manager may discover an investment opportunity that may be suitable for more than one fund or account. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio’s manager’s compensation consists of the following:

     Base Salary. Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate direct expenses associated with this product and the investment management team) create the “bonus pool” for a product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups. Performance is measured as the result of one’s standing in the Lipper peer groups on a one-year and three-year basis. Three-year performance is weighted more heavily and there is no objective award for a fund that falls below the 50th percentile for a given time period. There is a sliding scale for performance achievements above the 50th percentile.

     Deferred Compensation. Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive Plan/Equity Compensation Plan: Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or “non-qualified” stock options). In addition, certain managers may be awarded restricted stock units, or “performance shares,” in Lincoln. Delaware Investments U.S., Inc., is an indirect subsidiary of DMH and, therefore, of Lincoln.

     The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the Manager’s growth. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire 10 years after issuance. Options are awarded from time to time by the Manager in its full discretion. Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln’s Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln’s achievement of certain performance goals relative to a pre-determined peer group.

     Other Compensation: Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
      As of September 30, 2007, the portfolio managers described above did not beneficially own any shares in the Portfolios.

TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of each Portfolio for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Portfolios. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Portfolios either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (i.e., the difference between the buy and sell price), which is the equivalent of a commission. When a commission is paid, a Portfolio pays reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Portfolio pays a minimal share transaction cost when the transaction presents no difficulty.

     During the fiscal years ended September 30, 2007, 2006 and 2005, the Portfolios did not pay brokerage commissions.

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

     As provided in the 1934 Act and each Portfolio’s Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker or dealers who provide such brokerage and research services may result in the Portfolios paying higher commissions, the Manager believes that the commissions paid to such broker or dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute, in some part, brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Portfolio and to other Delaware Investments® Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During the fiscal year ended September 30, 2007, no brokerage commissions were directed to brokers for brokerage and research services.

     As of September 30, 2007, the Portfolios did not own any securities of their regular broker/dealers or their parents, as defined in Rule 10b-1 under the 1940 Act.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with the Financial Industry Regulatory Authority (“FINRA”), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Portfolio expenses such as custodian fees.

     The Portfolios have the authority to participate in a commission recapture program. Under the program, and subject to seeking best execution as described in this section, the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Portfolios in cash. Any such commission rebates will be included in realized gain on securities in the appropriate financial statements of the Portfolios. The Manager and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization
     The Trust currently has authorized, and allocated to each Class of each Portfolio, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and non-assessable. Shares do not have preemptive rights. All shares of a Portfolio represent an undivided proportionate interest in the assets of such Portfolio. As a general matter, shareholders of Portfolio Classes may vote only on matters affecting their respective Class, including the Portfolio Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold. However, each Portfolio’s Class B Shares may vote on any proposal to increase materially the fees to be paid by such Portfolio under the Rule 12b-1 Plan relating to its Class A Shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Portfolio. General expenses of each Portfolio will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Portfolio Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

     Prior to September 1, 2005, the Delaware Moderate Allocation Portfolio, Delaware Aggressive Allocation Portfolio and Delaware Conservative Allocation Portfolio were known as the Delaware Balanced Allocation Portfolio, Delaware Growth Allocation Portfolio and Delaware Income Allocation Portfolio, respectively.

     Class R Shares of the Portfolio first were offered on June 1, 2003.

Non-cumulative Voting
      The Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

     As of May 31, 2007, the Portfolios ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), in Class B® Shares in any of the Portfolios, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B Shares may continue to hold their Class B Shares, reinvest dividends into Class B Shares, and exchange their Class B Shares of one Delaware Investments® Fund for Class B Shares of another Delaware Investments Fund, as permitted by existing exchange privileges.

     For Class B Shares outstanding as of May 31, 2007 and Class B Shares acquired upon reinvestment of dividends or capital gains, all Class B Share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. You will be notified via Supplement if there are any changes to these attributes, sales charges, or fees.

     As of May 31, 2007, the 12-month reinvestment privilege described in the section entitled "Purchasing Shares - 12-Month Reinvestment Privilege" will no longer apply to Class B Shares.

General Information
      Shares of the Portfolios are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Portfolio shares, and reject any order for the purchase of Portfolio shares if in the opinion of management such rejection is in a Portfolio’s best interest. The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, Trustees and employees of any Delaware Investments® Fund, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for Class R shares or the Institutional Class shares, but certain eligibility requirements must be met.

     For Class C Shares of the Portfolios, each purchase must be in an amount that is less than $1,000,000. See “Investment Plans” for purchase limitations applicable to retirement plans. The Trust will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers have the responsibility of transmitting orders promptly. Each Portfolio reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in such Portfolio’s best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Portfolio can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Funds. Each Portfolio reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Portfolio also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Portfolio may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Portfolio also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account. Accounts of certain omnibus accounts and managed or asset-allocation programs may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

     FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

     Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A Shares and Institutional Shares of the Portfolios. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Trust. No charge is assessed by the Trust for any certificate issued. The Trust does not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Trust. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

Alternative Purchase Arrangements
     The alternative purchase arrangements of the Portfolio Classes’ Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Portfolio with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to Class A Shares’ annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

     The higher Rule 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time.

     Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

     In comparing Class C Shares to Class R Shares, investors should consider the higher Rule 12b-1 Plan expenses on Class C Shares. Investors also should consider the fact that, like Class B Shares and Class C Shares, Class R Shares do not have a front-end sales charge and, unlike Class C Shares, Class R Shares are not subject to a CDSC.

     For the distribution and related services provided to, and the expenses borne on behalf of, a Portfolio, the Distributor and others will be paid, and in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the Rule 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares and Class R Shares. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See “Plans Under Rule 12b-1 for the Portfolio Classes” in this Part B.

     Dividends, if any, paid on Portfolio Classes and Institutional Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amount of 12b-1 Plan expenses relating to the Portfolio Classes will be borne exclusively by such shares. See “Determining Offering Price and Net Asset Value” below in this Part B.

     Class A Shares: Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Portfolio Classes’ Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intent signed by the purchaser. See “Special Purchase Features – Class A Shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments® Funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer’s Commission
     As described in the Portfolio Classes’ Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

     In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A Shares of other Delaware Investments® Funds as to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below) may be aggregated with those of the Class A Shares of a Portfolio. Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a Letter of Intent or pursuant to an investor’s Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

     An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares would have been purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment was invested in Portfolio shares. The Distributor previously had compensated dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the Rule 12b-1 Plan fees makes it possible for a Portfolio to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See “Redemption and Exchange” below.

Automatic Conversion of Class B Shares
     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a “Conversion Date”). A business day is any day the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor’s Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor’s Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder’s eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert to Class A Shares.

     Class B Shares of a Portfolio acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that Portfolio (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of that Portfolio not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment will be invested in Portfolio shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See “Redemption and Exchange.”

Plans under Rule 12b-1 for the Portfolio Classes
      Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Portfolio Classes of each Portfolio (the “Plans”). Each Plan permits the relevant Portfolio to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of Shares to which the Plan applies. The Plans do not apply to Institutional Classes. Such shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes’ Shares. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

     The Plans permit a Portfolio, pursuant to its Distribution Agreement, to pay out of the assets of the Portfolio Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees. In connection with the promotion of shares of the Portfolio Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Portfolio Classes and increase sales of the Portfolio Classes. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     In addition, absent any applicable fee waiver, each Portfolio may make payments from the Rule 12b-1 Plan fees of its respective Portfolio Class directly to others, such as banks, which aid in the distribution of Portfolio Class shares, or provide services in respect of a Portfolio Class pursuant to service agreements with the Trust. The Plan expenses relating to Class B and Class C Shares are used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     The Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Portfolio Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust’s Independent Trustees, who may reduce the fees or terminate the Plans at any time.

     All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of the Portfolio Classes would be borne by such persons without any reimbursement from such Portfolio Classes. Subject to seeking best price and execution, a Portfolio may, from time to time, buy or sell portfolio securities from, or to, firms that receive payments under the Plans.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plans and the Distribution Agreements, as amended, have all been approved by the Trust’s Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board in the same manner as specified above.

     Each year, the Board must determine whether continuation of the Plans is in the best interest of shareholders of the Portfolio Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Portfolio Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Portfolio Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreement, or by a majority vote of the relevant Portfolio Class’ outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Portfolio Class’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. With respect to the Portfolios’ Class A shares, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Portfolios’ Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for their review.

     For the fiscal year ended September 30, 2007, Rule 12b-1 Plan reimbursements from the Aggressive Allocation Portfolio’s Class A, Class B, Class C and Class R Shares were: $93,798; $82,772; $61,062; and $8,223, respectively.

	Aggressive Allocation Portfolio
	Class A	Class B	Class C	R Class
Advertising	$682	--	$66	--
Annual/Semiannual Reports	--	$371	$566	$218
Broker Sales Charges	--	$14,916	$10,330	--
Broker Trails	$93,116	$19,782	$38,213	$3,630
Commissions to Wholesalers	--	--	$417	--
Interest on Broker Sales
Charges	--	$7,677	$600	--
Promotional-Other	--	$685	$1,133	$1
Prospectus Printing	--	$424	$932	$543
Wholesaler Expenses	--	$2,674	$8,805	$3,831
Total	$93,798	$46,529	$61,062	$8,223

     The amount of unreimbursed expenses incurred under the Plans and carried over for future use are $517,068 (1.343% of net assets as of September 30, 2007); $0 (0% of net assets as of September 30, 2007); $23,223 (0.385% of net assets as of September 30, 2007); and $14,290 (0.638% of net assets as of September 30, 2007), respectively, for Class A Shares, Class B Shares, Class C Shares, and Class R Shares.

     For the fiscal year ended September 30, 2007, Rule 12b-1 Plan reimbursements from the Moderate Allocation Portfolio’s Class A, Class B, Class C and Class R Shares were: $92,033; $47,970; $52,515; and $5,312, respectively.

	Moderate Allocation Portfolio
	Class A	Class B	Class C	Class R
Advertising	$1,179	--	--	--
Annual/Semiannual Reports	--	$290	$573	$210
Broker Sales Charges	--	$10,454	$9,108	--
Broker Trails	$90,854	$11,980	$33,196	$2,473
Commissions to Wholesalers	--	--	$1,116	--
Interest on Broker Sales
Charges	--	$3,900	$719	--
Promotional-Other	--	$319	$456	$1
Prospectus Printing	--	$422	$542	$469
Wholesaler Expenses	--	$2,329	$6,805	$2,159
Total	$92,033	$29,694	$52,515	$5,312

     The amount of unreimbursed expenses incurred under the Plans and carried over for future use are $586,569 (1.484% of net assets as of September 30, 2007), $0 (0% of net assets as of September 30, 2007), $33,993 (0.559% of net assets as of September 30, 2007), and $7,588 (0.656% of net assets as of September 30, 2007), respectively, for Class A Shares, Class B Shares, Class C Shares, and Class R Shares.

     For the fiscal year ended September 30, 2007, Rule 12b-1 Plan reimbursements from the Conservative Allocation Portfolio’s Class A, Class B, Class C and Class R Shares were: $93,315; $8,040; $21,115; and $3,417, respectively.

	Conservative Allocation Portfolio
	Class A	Class B	Class C	Class R
Advertising	$965	--	--	--
Annual/Semiannual Reports	--	$392	$510	$231
Broker Sales Charges	--	$2,431	$4,372	--
Broker Trails	$92,350	$1,175	$12,603	$1,861
Commissions to Wholesalers	--	$1,288	$370	--
Interest on Broker Sales
Charges	--	$643	$108	--
Promotional-Other	--	$1,330	$291	--
Prospectus Printing	--	$781	$618	$533
Wholesaler Expenses	--	--	$2,243	$792
Total	$93,315	$8,040	$21,115	$3,417

     The amount of unreimbursed expenses incurred under the Plans and carried over for future use are $480,580 (1.206% of net assets as of September 30, 2007); $9,704 (1.175% of net assets as of September 30, 2007); $10,665 (0.465% of net assets as of September 30, 2007); and $5,635 (0.711% of net assets as of September 30, 2007), respectively, for Class A Shares, Class B Shares, Class C Shares, and Class R Shares.

Payments to Intermediaries
      The Distributor, LFD and their affiliates may pay compensation at their own expense and not as an expense of the Portfolios, to Financial Intermediaries in connection with the sale or retention of Portfolio shares and/or shareholder servicing. For example, the Distributor may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Portfolio shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services, marketing and educational support and ticket charges. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Portfolios and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Portfolios and/or some or all other Delaware Investments® Funds), the Portfolios’ advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

     A significant purpose of these payments is to increase sales of the Portfolios’ shares. The Portfolios’ Manager or its affiliates may benefit from the Distributor’s or LFD’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Portfolio shares through Financial Intermediaries.

Special Purchase Features – Class A Shares

     Buying Class A Shares at Net Asset Value: The Portfolio Classes’ Prospectus sets forth the categories of investors who may purchase Class A Shares at NAV. This section provides additional information regarding this privilege. The Portfolios must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Portfolio Classes’ Prospectus, certain retirement plans that contain certain legacy retirement assets may make purchases of Class A shares at NAV. The requirements are as follows:

      •     The purchase must be made by a group retirement plan (excluding defined benefit plans) (i) that purchased Class A shares prior to a recordkeeping transition period from August 2004 to October 2004 and (ii) where the plan participants records were maintained on Retirement Financial Services, Inc.’s (“RFS”) proprietary recordkeeping system, provided that the plan (a) has in excess of $500,000 of plan assets invested in Class A Shares of one or more Delaware Investments® Fund and any stable value account available to investment advisory clients of the Manager or its affiliates; or (b) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments® Fund and such employer has properly represented to, and received written confirmation back from RFS in writing that it has the requisite number of employees. See “Group Investment Plans” below for information regarding the applicability of the Limited CDSC.

      •     The purchase must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class A shares prior to an August 2004 to October 2004 recordkeeping transition period and purchased shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program.

     As disclosed in the Portfolio Classes’ Prospectus certain legacy bank sponsored retirement plans may make purchases of Class A shares at NAV. These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase, Institutional Class Shares or interests in a collective trust as a result of a change in distribution arrangements.

     Allied Plans: Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans (“Allied Plans”) which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments® Funds (“eligible Delaware Investments® Fund shares”), as well as shares of designated classes of non- Delaware Investments® Funds (“eligible non- Delaware Investments® Fund shares”). Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments® and eligible non- Delaware Investments® Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments® Fund shares. See “Combined Purchases Privilege” below.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments® Fund shares for other eligible Delaware Investments® Fund shares or for eligible non- Delaware Investments® Fund shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments® and non- Delaware Investments® Funds, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments® Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See “Investing by Exchange” under “Investment Plans” below.

     A dealer’s commission may be payable on purchases of eligible Delaware Investments® Fund shares under an Allied Plan. In determining a financial advisor’s eligibility for a dealer’s commission on NAV purchases of eligible Delaware Investments® Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See “Class A Shares” above under “Alternative Investment Arrangements.”

     The Limited CDSC is applicable to redemptions of NAV purchases from an Allied Plan on which a dealer’s commission has been paid. Waivers of the Limited CDSC, as described in the Portfolio Classes’ Prospectuses, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments® and non-Delaware Investments® Fund shares. When eligible Delaware Investments® Fund shares are exchanged into eligible non- Delaware Investments® Fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below.

     Letter of Intent: The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written Letter of Intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. The Portfolios no longer accept retroactive Letters of Intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their Letter of Intent) of all their shares of the Portfolios and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their Letter of Intent toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC. For purposes of satisfying an investor’s obligation under a Letter of Intent, Class B Shares and Class C Shares of the Portfolios and the corresponding classes of shares of other Delaware Investments® Funds which offer such shares may be aggregated with Class A Shares of the Portfolios and the corresponding class of shares of the other Delaware Investments® Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intent to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intent will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intent based on these acceptance criteria. The 13-month period will begin on the date this Letter of Intent is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intent is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intent) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intent) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Portfolios and other Delaware Investments® Funds which offer corresponding classes of shares may also be aggregated for this purpose.

     Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds. In addition, if you are an investment advisory client of the Manager’s affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

     Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares and Class C Shares, as well as shares of any other class of any of the other Delaware Investments® Funds which offer such classes (except shares of any Delaware Investments® Fund which do not carry a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares of a Portfolio and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares of the Portfolio, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Portfolio Classes’ Prospectuses to determine the applicability of the Right of Accumulation to their particular circumstances.

     12-Month Reinvestment Privilege: Holders of Class A Shares and Class B Shares (and of the Institutional Class Shares of the Portfolios holding shares which were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Portfolios or in the same Class of any of the other Delaware Investments® Funds. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance.

     Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Portfolio’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

     Investors should consult their financial advisors or the Transfer Agent, which also serves as the Portfolios’ shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

     Group Investment Plans: Group Investment Plans that are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Portfolio Classes’ Prospectuses, based on total plan assets. If a company has more than one plan investing in Delaware Investments® Funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Portfolios at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Portfolio in which they are investing in connection with each purchase. See “Retirement Plans for the Portfolio Classes” under “Investment Plans” below for information about retirement plans.

     The Limited CDSC is generally applicable to any redemptions of NAV purchases made on behalf of a group retirement plan on which a dealer’s commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a Delaware Investments® Fund. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer’s commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at NAV, provided that RFS either was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
     Class R Shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware Investments’ retirement recordkeeping system that are offering Class R Shares to participants.

Availability of Institutional Class Shares
      The Institutional Class of each Portfolio is generally available for purchase only by: (i) retirement plans introduced by persons not associated with broker/dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (ii) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (iii) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (iv) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (v) registered investment managers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the manager for investment purposes, but only if the manager is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; (vi) certain plans qualified under Section 529 of the Code for which the Funds’ Manager, Distributor or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution or similar services (“Eligible 529 Plans”); and (vii) programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class Shares.

INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Portfolio Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check to the specific Portfolio in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares at NAV, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit or protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments® Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Portfolio Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Portfolios, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Subject to the following limitations, dividends, and/or distributions from other Delaware Investments® Funds may be invested in shares of the Portfolios, provided an account has been established. Dividends from Class A Shares may only be directed to other Class A Shares, dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares, dividends from Class R Shares may only be directed to other Class R. Shares, and dividends from Institutional Class Shares may only be directed to other Institutional Class Shares.

     Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments® Fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Portfolios. If you wish to open an account by exchange, call the Shareholder Service Center at 800 523-1918 for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Portfolios’ Prospectuses. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Portfolios to accept for investment in the Portfolio Classes’ Shares, through an agent bank, pre-authorized government or private recurring payments. This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

     Automatic Investing Plan: Shareholders of Class A Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Portfolio account. This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks. Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

*     *     *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Portfolios from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Portfolios may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Portfolios.

Direct Deposit Purchases by Mail
     Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Portfolio accounts. The Portfolios will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

MoneyLineSM On Demand
      You or your investment dealer may request purchases of Portfolio shares by phone using MoneyLineSM On Demand. When you authorize the Portfolios to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for MoneyLineSM On Demand transactions.

     It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Portfolio account, you must have your signature guaranteed. The Portfolios do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders can use the Wealth Builder Option to invest in the Portfolio Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds. Shareholders of the Portfolio Classes may elect to invest in one or more of the other Delaware Investments® Funds through the Wealth Builder Option. If, in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

     Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Portfolio Classes’ Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

     Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans and 401(k), 403(b)(7), or 457 Plans. This option also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Portfolios previously offered the Asset Planner asset allocation service. This service is no longer offered for the Portfolios. Please call the Shareholder Service Center at 800 523-1918 if you have any questions regarding this service.

Retirement Plans for the Portfolio Classes
     An investment in the Portfolios may be suitable for tax-deferred retirement plans, such as: Profit Sharing or Money Purchase Pension Plans, Individual Retirement Accounts (“IRAs”), Roth IRAs, SEP/IRAs, SAR/SEPs, 401(k) plans, 403(b)(7) plans, 457 plans, SIMPLE IRAs and SIMPLE 401(k)s. In addition, the Portfolios may be suitable for use in Coverdell Education Savings Accounts (“Coverdell ESAs”). For further details concerning these plans and accounts, including applications, contact your financial adviser or the Distributor. To determine whether the benefits of a tax-sheltered retirement plan or Coverdell ESA are available and/or appropriate, you should consult with a tax adviser.

     The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See the Portfolio Classes’ Prospectuses for a list of the instances in which the CDSC is waived.

     Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees, and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

     Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class Shares. See “Availability of Institutional Class Shares” above. For additional information on any of the plans and Delaware Investments’ retirement services, call the Shareholder Service Center at 800 523-1918.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Portfolios, their agent or certain other authorized persons. Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares are effected at the NAV per share next calculated after receipt of the order by the Portfolios, their agent or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above. Selling dealers are responsible for transmitting orders promptly.

     The offering price for Class A Shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. When the NYSE is closed, the Portfolios will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per share for each share class of each Portfolio is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Portfolio’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Portfolios’ pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board. To the extent a portion of a Portfolio’s assets are invested in other mutual funds, a Portfolio’s NAV is calculated based upon the NAVs of the mutual funds in which a Portfolio invests. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effect of using fair value pricing.

     Each Class of a Portfolio will bear, pro-rata, all of the common expenses of that Portfolio. The NAVs of all outstanding shares of each Class of a Portfolio will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Portfolio represented by the value of shares of that Class. All income earned and expenses incurred by a Portfolio, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class’ percentage in that Portfolio represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under the Trust’s Rule 12b-1 Plans, while the Portfolio Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Portfolio will vary.

REDEMPTION AND EXCHANGE

General Information
     You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Portfolio receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See the Portfolios’ Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Portfolio will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Portfolios may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

     Orders for the repurchase of Portfolio shares which are submitted to the Distributor prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either Portfolio or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers”); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     The Portfolios will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Portfolios will honor redemption requests as to shares for which a check was tendered as payment, but the Portfolios will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Portfolio reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Portfolios will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Portfolios or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Portfolios of securities owned by them is not reasonably practical, or it is not reasonably practical for the Portfolios fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Portfolios may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Portfolio during any 90-day period for any one shareholder.

     The value of each Portfolio’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of the Portfolios may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain redemptions of Class A Shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” below. Class B and Class C Shares are subject to CDSCs as described under “Contingent Deferred Sales Charge - Class B Shares and Class C Shares” under “Purchasing Shares” above and in the Portfolio Classes’ Prospectuses. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Portfolio Classes, there may be a bank wiring cost, neither the Portfolios nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders of Class B Shares or Class C Shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Portfolio from which the Original Shares were exchanged. In the case of Class B Shares, shareholders will also continue to be subject to the automatic conversion schedule of the Original Shares as described in this Part B. In an exchange of Class B Shares, the Portfolio’s CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to Class B Shares for a longer period of time than if the investment in New Shares were made directly.

     Holders of Class A Shares of the Portfolios may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares or Class R Shares of the Portfolios or of any other Delaware Investments® Fund. Holders of Class B Shares are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments® Funds. Similarly, holders of Class C Shares of the Portfolios are permitted to exchange all or part of their Class C Shares only into Class C Shares of any other Delaware Investments® Fund. Class B Shares and Class C Shares of the Portfolios acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Portfolios. Holders of Class R Shares of the Portfolios are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments® Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Portfolio.

     Permissible exchanges into Class A Shares of the Portfolios will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

     Each Portfolio also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Portfolio receives or anticipates simultaneous orders affecting significant portions of the Portfolio’s assets.

     The Portfolios discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Portfolios will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

     Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips”, or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Portfolio. A short-term roundtrip is any redemption of Portfolio shares within 20 Business Days of a purchase of that Portfolio’s shares. If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter of a previous short-term roundtrip in that Portfolio, you may be considered a market timer. The purchase and sale of Portfolio shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Portfolios also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Portfolios’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
     You can write to the Portfolios at P.O. Box 219656, Kansas City, MO 64121-9656 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Portfolios require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Portfolios may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next Business Day after receipt of your redemption request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued for Class A Shares and Institutional Class Shares. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
     You may also write to the Portfolios (at P.O. Box 219656, Kansas City, MO 64121-9656) to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A Shares or Institutional Class Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     Telephone Redemption: Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Portfolios in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Portfolio reserves the right to modify, terminate or suspend these procedures upon 60 days’ written notice to shareholders. It may be difficult to reach the Portfolios by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     The Portfolios and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Portfolios will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Portfolio Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone Redemption--Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should authorize this service when you open your account. If you change your pre-designated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next Business Day. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account. A bank wire fee may be deducted from Portfolio Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your pre-designated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your pre-designated bank account. Simply call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Portfolios, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Portfolio reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLineSM On Demand
     You or your investment dealer may request redemptions of Portfolio Class shares by phone using MoneyLineSM On Demand. When you authorize the Portfolios to accept such requests from you or your investment dealer, funds will be deposited to your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for MoneyLineSM On Demand transactions. For more information, see “MoneyLineSM On Demand” under “Investment Plans” above.

Systematic Withdrawal Plans
     Shareholders of the Portfolio Classes who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Portfolios do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Portfolios must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Portfolio Classes’ Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Each Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Portfolio account to your pre-designated bank account through the MoneyLineSM Direct Deposit Service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Portfolio account, you must have your signature guaranteed. The Portfolios do not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

     The Systematic Withdrawal Plan is not available for the Institutional Classes. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

     For purchases of $1,000,000, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (i) the NAV at the time of purchase of the Class A Shares being redeemed or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A Shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subject to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Portfolios or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges

     Please see the Portfolio Classes’ Prospectuses for instances in which the Limited CDSC applicable to Class A Shares and the CDSCs applicable to Class B and C Shares may be waived.

     As disclosed in the Portfolio Classes’ Prospectuses, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

  The redemption must be made by a group defined contribution retirement plan that purchased Class A shares through a retirement plan alliance program that required shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

  The redemption must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program, provided that (i) RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program and (ii) RFS provided fully bundled retirement plan services and maintained participant records on its proprietary recordkeeping system.

DISTRIBUTIONS AND TAXES

Distributions

     The Portfolios will normally make payments from net investment income, if any, on an annual basis, usually in December. Payments from net realized securities profits of a Portfolio, if any, will normally be distributed annually, usually in December.

     Each Class of shares of a Portfolio will share proportionately in the investment income and expenses of that Portfolio, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares alone will incur distribution fees under their respective 12b-1 Plans.

     Dividends are automatically reinvested in additional shares of the same Class of the respective Portfolio at NAV, unless an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

     Any check in payment of dividends or other distributions which cannot be delivered by the U.S. Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest. A Portfolio may deduct from a shareholder’s account the costs of a Portfolio’s effort to locate a shareholder if a shareholder’s mail is returned by the U.S. Post Office or a Portfolio is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

TAXES

     Distributions of Net Investment Income. The Portfolios receive income generally in the form of dividends and interest on their investments in portfolio securities and dividends from the underlying funds. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

     Distributions of Capital Gains. A Portfolio may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities and from the underlying funds, including from a sale of shares of an underlying fund. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net short-term or long-term capital gain realized by a Portfolio (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary in order to reduce or eliminate federal excise or income taxes on the Portfolio.

     Returns of Capital. If a Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Investment in Foreign Securities. The underlying funds in which the Portfolios invest are permitted to invest in foreign securities as described above. Accordingly, the underlying funds may be subject to foreign withholding taxes on income from certain foreign securities which could reduce an underlying fund’s distributions paid to a Portfolio, and in turn, could reduce a Portfolio’s distributions paid to you.

     Effect of foreign debt investments and hedging on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by an underlying fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed to a Portfolio, and, in turn, to you, are taxable to you as ordinary income, and any losses reduce an underlying fund’s ordinary income otherwise available for distribution to a Portfolio, and, in turn, to you. This treatment could increase or decrease a Portfolio’s ordinary income distributions to you, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

     PFIC securities. The underlying funds may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the underlying funds intend to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the their fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that an underlying fund, and in turn, a Portfolio, is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Portfolio. In addition, if an underlying fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the underlying fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the underlying fund to its shareholders. Additional charges in the nature of interest may be imposed on an underlying fund in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce a Portfolio’s distributions paid to you.

     Information on the Amount and Tax Character of Distributions. The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, a Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

     Election to be Taxed as a Regulated Investment Company. Each Portfolio has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify during the current fiscal year. As a regulated investment company, a Portfolio generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute a Portfolio’s net long-term capital gain or not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Portfolio’s earnings and profits.

     In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain asset diversification, income and distribution specific requirements, including:

     (i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

     Excise Tax Distribution Requirements. As a regulated investment company, a Portfolio is required to distribute its income and gains on a calendar year basis, regardless of the Portfolio’s fiscal year end as follows:

     Required distributions. To avoid a 4% federal excise tax, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Portfolios intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

      Post-October losses. Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, a Portfolio is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of September 30 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e. October 1).

     Sales, Exchanges and Redemption of Portfolio Shares. Sales, exchanges and redemptions (including redemptions in kind) of Portfolio shares are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

      Deferral of basis — Class A shares only. In reporting gain or loss on the sale of your Portfolio shares, you may be required to adjust your basis in the shares you sell under the following circumstances:
      IF:

  In your original purchase of Portfolio shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
  You sell some or all of your original shares within 90 days of their purchase, and
  You reinvest the sales proceeds in the Portfolio or in another Portfolio of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

     Conversion of Class B shares into Class A shares. The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal income tax purposes. Shareholders should consult their tax advisers regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

     U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Portfolio. To the extent a Portfolio invests indirectly in these U.S. government obligations by investing in an underlying fund that holds these obligations, dividends derived from interest on these obligations is unlikely to be exempt from state and local income tax. Income on investments by a Portfolio or an underlying fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividend income which is eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on an underlying fund’s investment in stocks of domestic corporations and qualified foreign corporations.

     Both an underlying fund and the investor (as well as a Portfolio with respect to the shares of an underlying fund) must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, an underlying fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received, directly and indirectly from the underlying funds in which the Portfolio invests, from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Portfolio (or underlying fund), if it was a regular corporation.

     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that an underlying fund or the Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the underlying fund or Portfolio were debt-financed or held by the underlying fund or Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

     Investment in Complex Securities. The underlying funds in which the Portfolios invest may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by an underlying fund, and, in turn, by a Portfolio (possibly causing the underlying fund to sell securities to raise the cash for necessary distributions) and/or defer an underlying fund’s ability to recognize a loss, and, in limited cases, subject an underlying fund to U.S. federal income tax. These rules could also affect whether gain or loss recognized by an underlying fund, and, in turn, by a Portfolio, is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed by an underlying fund to a Portfolio, and, in turn, to you. For example:

     Securities purchased at discount. Certain of the underlying funds are permitted to invest in securities issued or purchased at a discount that could require it to accrue and distribute income not yet received. If it invests in these securities, an underlying fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

     Derivatives. Certain of the underlying funds are permitted to invest in options, futures, forwards or foreign currency contracts. If an underlying fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, an underlying fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Short sales and securities lending transactions. An underlying fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position. Additionally, an underlying fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax straddles. An underlying fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the underlying fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the underlying fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

     Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

     Credit default swap agreements. An underlying fund may enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the underlying funds intend to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The underlying funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for an underlying fund to qualify as a regulated investment company may limit the extent to which the underlying fund will be able to engage in credit default swap agreements.

     Investment in taxable mortgage pools (excess inclusion income). Real estate investment trusts (“REITs”) in which an underlying fund invests (if any) may hold residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) and/or may enter into transactions that result in a portion of the REIT’s assets qualifying as a “taxable mortgage pool” for U.S. federal income tax purposes. Also, an underlying fund may make direct investments in REMIC residual interests. The portion of an underlying fund’s and a Portfolio’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by the underlying fund and the Portfolio to its shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

     Under these rules, an underlying fund, as well as the Portfolios, will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income (“UBTI”). To the extent that Portfolio shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Portfolio’s excess inclusion income allocable to Portfolio shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Portfolios expect that disqualified organizations own their shares. Because this tax is imposed at the underlying fund and Portfolio level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the underlying fund’s and a Portfolio’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the underlying funds and Portfolios are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

     In addition, with respect to Portfolio shareholders who are not nominees, for Portfolio taxable years beginning on or after January 1, 2007, a Portfolio must report excess inclusion income to shareholders in two cases:

  If the excess inclusion income received by a Portfolio from all sources exceeds 1% of the Portfolio's gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

  If a Portfolio receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Portfolio 's taxable year exceeded 3% of the REIT's total dividends, the Portfolio must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

     Under these rules, the taxable income of any Portfolio shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as UBTI under the Code. Charitable remainder trusts do not incur UBTI by receiving excess inclusion income from a Portfolio. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Portfolio’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Portfolio’s income may be considered excess inclusion income.

     Compliance with these requirements will require an underlying fund and the Portfolio to obtain significant cooperation from the REITs in which it invests.

     Investments in securities of uncertain tax character. The underlying funds may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by an underlying fund, it could affect the timing or character of income recognized by the underlying fund, requiring the underlying fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup Withholding. By law, each Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

     A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

     Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends designate by a Portfolio and paid from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

     Interest-related dividends. Interest-related dividends designated by a Portfolio and paid from qualified net interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio, or an underlying fund as the case may be, is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for a Portfolio to designate, and the Portfolios reserve the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Portfolio is effective for dividends paid with respect to taxable years of the Portfolio beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

     Investment in U.S. real property. An underlying fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest (USRPI) by a REIT in which the underlying fund invests may trigger special tax consequences to the underlying fund’s non-U.S. shareholders.

     The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC), such as the underlying funds and Portfolios, from a REIT as follows:

  The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-US person which is attributable directly or indirectly to a distribution from a REIT if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations; and
  You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.
  If these conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.
  In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

     Because each Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, the Portfolios expect that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions would be subject to FIRPTA reporting and tax withholding.

     Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008; however, legislation has been proposed which would extend this date. Transfers by gift of shares of a Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

     U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

     This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

PERFORMANCE

     To obtain the Portfolios’ most current performance information, please call 800 523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Portfolios’ past performance and should not be considered as representative of future results. The Portfolios will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities law, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in each Portfolio’s Annual Report. Each Portfolio’s Statement of Net Assets, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, the independent registered public accounting firm, for the fiscal year ended September 30, 2007 are included in each Portfolio’s Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

PRINCIPAL HOLDERS

     As of December 28, 2007, management believes the following shareholders held of record 5% or more of the outstanding shares of each Class of the Trust. Management has no knowledge of beneficial ownership.

Fund	Class	Account	Percentage
Delaware Foundation	I	DMTC C/F THE ROLLOVER IRA OF	45.63%
Aggressive Allocation		L. BERGMAN
		MERION, PA 19066
Delaware Foundation	A	MLPF&S FOR THE SOLE BENEFIT	14.21%
Aggressive Allocation		OF ITS CUSTOMERS
		ATTN FUND ADMIN
		4800 DEER LAKE DR E 2ND FLOOR
		JACKSONVILLE FL 32246-6484
Delaware Foundation	C	MLPF&S FOR THE SOLE BENEFIT	11.74%
Aggressive Allocation		OF ITS CUSTOMERS
		ATTN FUND ADMIN
		4800 DEER LAKE DR E 2ND FLOOR
		JACKSONVILLE FL 32246-6484

Delaware Foundation	A	MCB TRUST SERVICES TRUSTEE FBO	5.04%
Aggressive Allocation		COASTAL CTR FOR DEV SRVS MPP
		700 17TH ST STE 300
		DENVER CO 80202-3531
Delaware Foundation	C	MCB TRUST SERVICES TRUSTEE FBO	5.20%
Aggressive Allocation		GENFED FEDERAL CR UNION 401(K)
		700 17TH ST STE 300
		DENVER CO 80202-3531
Delaware Foundation	A	MCB TRUST SERVICES TRUSTEE FBO	28.19%
Aggressive Allocation		HOAG SHELTERED SAVINGS PLAN
		DENVER CO 80202-3531
Delaware Foundation	I	DELAWARE MANAGEMENT	41.04%
Aggressive Allocation		BUSINESS TR-DIA
		ATTN: RICK SALUS
		2005 MARKET ST FL 9
		PHILADELPHIA PA 19103-7007
Delaware Foundation	R	MLPF&S FOR THE SOLE BENEFIT	90.55%
Aggressive Allocation		OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E 2ND FLOOR
		JACKSONVILLE FL 32246
Delaware Foundation	I	DMTC C/F THE ROLLOVER IRA OF	9.96%
Aggressive Allocation		G. LUBERT
		YORBA LINDA, CA 92887
Delaware Foundation	B	PERSHING LLC	7.91%
Conservative Allocation		PO BOX 2052
		JERSEY CITY NJ 07303-2052
Delaware Foundation	B	MLPF&S FOR THE SOLE BENEFIT	20.46%
Conservative Allocation		OF ITS CUSTOMERS
		ATTN FUND ADMIN
		4800 DEER LAKE DR E 2ND FLOOR
		JACKSONVILLE FL 32246-6484
Delaware Foundation	C	MLPF&S FOR THE SOLE BENEFIT	41.11%
Conservative Allocation		OF ITS CUSTOMERS
		ATTN FUND ADMIN
		4800 DEER LAKE DR E 2ND FLOOR
		JACKSONVILLE FL 32246-6484
Delaware Foundation	I	PENSON FINANCIAL SERVICES INC	6.49%
Conservative Allocation		1700 PACIFIC AVE STE 1400
		DALLAS TX 75201-4609
Delaware Foundation	A	MCB TRUST SERVICES TRUSTEE FBO	70.99%
Conservative Allocation		HOAG SHELTERED SAVINGS PLAN
		700 17TH STREET SUITE 300
		DENVER CO 80202-3531

Delaware Foundation	B	UBS FINANCIAL SERVICES INC.	8.95%
Conservative Allocation		FBO UBS-FINSVC CDN
		FBO L.L. WYMOR
		P.O.BOX 3321,
		WEEHAWKEN NJ 07086-8154
Delaware Foundation	I	DELAWARE MANAGEMENT	90.82%
Conservative Allocation		BUSINESS TR-DIA
		ATTN: RICK SALUS
		2005 MARKET ST FL 9
		PHILADELPHIA PA 19103-7007
Delaware Foundation	R	MLPF&S FOR THE SOLE BENEFIT	91.34%
Conservative Allocation		OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E 2ND FLOOR
		JACKSONVILLE FL 32246
Delaware Foundation	B	RAYMOND JAMES & ASSOC INC	5.75%
Conservative Allocation		CSDN
		FBO A.J. SARDO IRA
		WINDSOR LOCKS CT 06096
Delaware Foundation Moderate	B	MLPF&S FOR THE SOLE BENEFIT	9.84%
Allocation		OF ITS CUSTOMERS
		ATTN FUND ADMIN
		4800 DEER LAKE DR E 2ND FLOOR
		JACKSONVILLE FL 32246-6484
Delaware Foundation Moderate	C	MLPF&S FOR THE SOLE BENEFIT	17.63%
Allocation		OF ITS CUSTOMERS
		ATTN FUND ADMIN
		4800 DEER LAKE DR E 2ND FLOOR
		JACKSONVILLE FL 32246-6484
Delaware Foundation Moderate	A	MCB TRUST SERVICES TRUSTEE FBO	40.64%
Allocation		HOAG SHELTERED SAVINGS PLAN
		700 17TH ST STE 300
		DENVER CO 80202-3531
Delaware Foundation Moderate	R	MG TRUSTCO TRUSTEE	9.60%
Allocation		UNITED COMMUNITY BANK
		401K PS PLAN
		700 17TH ST STE 300
		DENVER CO 80202-3531
Delaware Foundation Moderate	A	MCB TRUST SERVICES TRUSTEE	7.74%
Allocation		FBO VISITING NURSE SERVICE P/S
		700 17TH ST STE 300
		DENVER CO 80202-3531
Delaware Foundation Moderate	I	DELAWARE MANAGEMENT	85.29%
Allocation		BUSINESS TR-DIA
		ATTN: RICK SALUS
		2005 MARKET ST FL 9
		PHILADELPHIA PA 19103-7007

Delaware Foundation Moderate	R	MLPF&S FOR THE SOLE BENEFIT	82.69%
Allocation		OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E 2ND FLOOR
		JACKSONVILLE FL 32246
Delaware Foundation Moderate	I	DMTC C/F THE CONVERSION ROTH	9.81%
Allocation		IRA OF J.D. JOHNSON
		WAYNE PA 19087

PART C
(Delaware Group Foundation Funds)
File Nos. 333-38801/811-08457
Post-Effective Amendment No. 25

OTHER INFORMATION

Item 23.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(a)	Articles of Incorporation.

		(1)	Executed Agreement and Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on Form N-1A filed October 27, 1997.

(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

		(2)	Executed Certificate of Trust (October 24, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 29, 2005.

	(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. EX-99.b.

	(c)	Instruments Defining Rights of Security Holders.

		(1)	Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust incorporated into this filing by reference to the initial registration statement on Form N-1A filed October 27, 1997.

		(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. EX-99.b.

	(d)	Investment Advisory Contracts.

		(1)	Executed Investment Management Agreement (April 1, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of the Delaware Moderate Allocation Portfolio (formerly, Delaware Balanced Portfolio) and Delaware Conservative Allocation Portfolio (formerly, Delaware Income Portfolio) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed January 29, 2001.

		(2)	Executed Amendment No. 1 to the Investment Management Agreement (April 15, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant adding the Delaware Aggressive Allocation Portfolio (formerly, Delaware Growth Portfolio) to the Investment Management Agreement dated April 1, 1999 incorporated into this filing by reference to Post-Effective Amendment No. 12 filed January 29, 2001.

		(3)	Executed Investment Advisory Expense Limitation Letter (January 2008) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant attached as Exhibit No. EX-99.d.3.

1

(e)	Underwriting Contracts.

	(1)	Distribution Agreements.

(i) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 26, 2003.

(ii) Executed Distribution Expense Limitation Letter (January 2008) between Delaware Distributors, L.P. and the Registrant attached as Exhibit No. EX-99.1.ii.

	(2)	Financial Intermediary Distribution Agreement.

(i) Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Lincoln Financial Distributors, Inc. and Delaware Distributors, L.P. on behalf of the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 23 filed January 26, 2007.

	(3)	Dealer’s Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed January 29, 2001.

	(4)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed November 27, 2002.

	(5)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed November 27, 2002.

	(6)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed December 20, 2004.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

	(2)	Executed Securities Lending Authorization (July 20, 2007) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

(i) Executed Amendment No. 1 (June 26, 2001) to the Shareholders Services Agreement between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 16 filed November 27, 2002.

2

(ii) Executed Schedule A (May 1, 2002) to the Shareholder Services Agreement between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 26, 2003.

(iii) Executed Schedule B (June 1, 2007) to the Shareholder Services Agreement between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

	(2)	Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

	(3)	Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

(i)	Legal Opinion. Opinion and Consent of Counsel (January 26, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed January 26, 2007.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (January 2008) attached as Exhibit No. EX-99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plans.

	(1)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

	(2)	Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

	(3)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

	(4)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 26, 2003.

(n)	Rule 18f-3 Plan. Plan under Rule 18f-3 (October 31, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed January 24, 2006.

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics for the Delaware Investments Family of Funds (November 2007) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

	(2)	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (November 2007) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

3

	(3)	Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

(q)	Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

Item 24.	Persons Controlled by or Under Common Control with Registrant. None.

Item 25.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007. Article VI of the Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. EX-99.b.

Item 26.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Investments Municipal Trust, Delaware Pooled Trust, Delaware VIP Trust, Optimum Fund Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Enhanced Global Dividend and Income Fund, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund and Delaware Investments Minnesota Municipal Income Fund II, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of other Delaware Investments® Funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments® Funds (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments® Funds.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Patrick P. Coyne	President	Chairman/President/Chief	Mr. Coyne has served in various
		Executive Officer	executive capacities within
Delaware Investments

President – Lincoln National
Investment Companies, Inc.

Director – Kaydon Corporation
Michael J. Hogan[1]	None	Executive Vice	Mr. Hogan has served in
		President/Head of Equity	various executive capacities
		Investments	within Delaware Investments

Executive Vice President/Chief
Investment Officer/Head of
Equity Investments – Delaware
Investment Advisers (a series of
Delaware Management
Business Trust

4

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
John C.E. Campbell	Executive Vice	None	Mr. Campbell has served in
	President/Global		various executive capacities
	Marketing & Client		within Delaware Investments
Services
President/Chief Executive
Officer – Optimum Fund Trust
Philip N. Russo	Executive Vice	None	Mr. Russo has served in various
	President/Chief		executive capacities within
	Administrative Officer		Delaware Investments
See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Chief	Director,	Delaware Investments
	Investment Officer,	Fixed Income
	Fixed Income		Executive Vice
President/Managing Director/
Chief Investment Officer, Fixed
Income –Lincoln National
Investment Companies, Inc.

Director/Trustee - HYPPCO
Finance Company Ltd.
Douglas L. Anderson	Senior Vice	None	Mr. Anderson has served in
	President/Operations		various executive capacities
within Delaware Investments
Marshall T. Bassett	Senior Vice	Senior Vice President/	Mr. Bassett has served in
	President/Chief	Chief Investment Officer —	various executive capacities
	Investment Officer —	Emerging Growth Equity	within Delaware Investments
Emerging Growth Equity
Joseph R. Baxter	Senior Vice	Senior Vice President/	Mr. Baxter has served in
	President/Head of	Head of Municipal Bond	various executive capacities
	Municipal Bond	Investments	within Delaware Investments
Investments
Christopher S. Beck	Senior Vice	Senior Vice	Mr. Beck has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
Michael P. Buckley	Senior Vice	Senior Vice President/	Mr. Buckley has served in
	President/Director of	Director of Municipal	various executive capacities
	Municipal Research	Research	within Delaware Investments
Michael F. Capuzzi	Senior Vice President —	Senior Vice President —	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various executive capacities
within Delaware Investments
Lui-Er Chen[2]	Senior Vice	Senior Vice President/	Mr. Chen has served in various
	President/Senior	Senior Portfolio	executive capacities within
	Portfolio Manager/Chief	Manager/Chief Investment	Delaware Investments
	Investment Officer —	Officer — Emerging
	Emerging Markets	Markets

5

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Thomas H. Chow	None	Senior Vice	Mr. Chow has served in various
		President/Senior Portfolio	executive capacities within
		Manager	Delaware Investments
Robert F. Collins	Senior Vice	Senior Vice President/	Mr. Collins has served in
	President/Senior	Senior Portfolio Manager	various executive capacities
	Portfolio Manager		within Delaware Investments
Stephen J. Czepiel	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Senior	President/Senior Municipal	various executive capacities
	Municipal Bond Trader	Bond Trader	within Delaware Investments
Chuck M. Devereux	None	Senior Vice	Mr. Devereux has served in
		President/Senior Research	various executive capacities
		Analyst	within Delaware Investments
Roger A. Early[3]	None	Senior Vice	Mr. Early has served in various
		President/Senior Portfolio	executive capacities within
		Manager	Delaware Investments
James A. Forant	Senior Vice	None	Mr. Forant has served in various
	President/Director,		executive capacities within
	Technical Services		Delaware Investments
Brian Funk	Senior Vice	None	Mr. Funk has served in various
	President/Director of		executive capacities within
	Credit Research		Delaware Investments
Brent C. Garrells	Senior Vice	None	Mr. Garrells has served in
	President/Senior		various executive capacities
	Research Analyst		within Delaware Investments
Stuart M. George	Senior Vice	Senior Vice President/Head	Mr. George has served in
	President/Head of Equity	of Equity Trading	various executive capacities
	Trading		within Delaware Investments
Paul Grillo	Senior Vice	Senior Vice	Mr. Grillo has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments
Jonathan Hatcher	Senior Vice	None	Mr. Hatcher has served in
	President/Senior		various executive capacities
	Research Analyst		within Delaware Investments
William F. Keelan	Senior Vice	Senior Vice	Mr. Keelan has served in
	President/Director of	President/Director of	various executive capacities
	Quantitative Research	Quantitative Research	within Delaware Investments
Kevin P. Loome[4]	None	Senior Vice	Mr. Loome has served in
		President/Senior Portfolio	various executive capacities
		Manager/Head of High	within Delaware Investments
Yield
Francis X. Morris	Senior Vice	Senior Vice President/Chief	Mr. Morris has served in
	President/Chief	Investment Officer — Core	various executive capacities
	Investment Officer —	Equity	within Delaware Investments
Core Equity
Brian L. Murray, Jr.	Senior Vice	Senior Vice President/Chief	Mr. Murray has served in
	President/Chief	Compliance Officer	various executive capacities
	Compliance Officer		within Delaware Investments

Senior Vice President/Chief
Compliance Officer – Lincoln
National Investment
Companies, Inc.

6

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Susan L. Natalini	Senior Vice	None	Ms. Natalini has served in
	President/Marketing &		various executive capacities
	Shared Services		within Delaware Investments
Zoë Neale[5]	Senior Vice	Senior Vice President/Chief	Mr. Neale has served in various
	President/Chief	Investment Officer,	executive capacities within
	Investment Officer,	International Equity	Delaware Investments
International Equity
D. Tysen Nutt	Senior Vice	Senior Vice President/Chief	Mr. Nutt has served in various
	President/Chief	Investment Officer,	executive capacities within
	Investment Officer,	Large Cap Value	Delaware Investments
Large Cap Value Equity
David P. O’Connor	Senior Vice	Senior Vice President/	Mr. O’Connor has served in
	President/Strategic	Strategic Investment	various executive capacities
	Investment Relationships	Relationships and	within Delaware Investments
	and Initiatives/General	Initiatives/General Counsel
	Counsel		Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer –
Optimum Fund Trust

Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer -
Lincoln National Investment
Companies, Inc.
Philip R. Perkins	Senior Vice	Senior Vice	Mr. Perkins has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments
Richard Salus	Senior Vice President/	Senior Vice President/Chief	Mr. Salus has served in various
	Controller/Treasurer	Financial Officer	executive capacities within
Delaware Investments

Senior Vice President/
Controller/Treasurer - Lincoln
National Investment
Companies, Inc.

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
Jeffrey S. Van Harte[6]	Senior Vice	Senior Vice President/Chief	Mr. Van Harte has served in
	President/Chief	Investment Officer —	various executive capacities
	Investment Officer —	Focus Growth Equity	within Delaware Investments
Focus Growth Equity
Babak Zenouzi[7]	Senior Vice	Senior Vice	Mr. Zenouzi has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments
Gary T. Abrams	Vice President/Senior	None	Mr. Abrams has served in
	Equity Trader		various executive capacities
within Delaware Investments
Christopher S.	Vice President/Portfolio	Vice President/Portfolio	Mr. Adams has served in
Adams	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments

7

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Wayne A. Anglace[8]	None	Vice President/Credit	Mr. Anglace has served in
		Research Analyst	various executive capacities
within Delaware Investments
Margaret MacCarthy	Vice President/	None	Ms. Bacon has served in various
Bacon[9]	Investment Specialist		executive capacities within
Delaware Investments
Todd Bassion[10]	Vice President/Senior	Vice President/Senior	Mr. Bassion has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Richard E. Biester	Vice President/Equity	None	Mr. Biester has served in
	Trader		various executive capacities
within Delaware Investments
Christopher J.	Vice President/Senior	Vice President/Senior	Mr. Bonavico has served in
Bonavico[11]	Portfolio Manager,	Portfolio Manager, Equity	various executive capacities
	Equity Analyst	Analyst	within Delaware Investments
Vincent A.	Vice President/Senior	None	Mr. Brancaccio has served in
Brancaccio	Equity Trader		various executive capacities
within Delaware Investments
Kenneth F. Broad[12]	Vice President/Senior	Vice President/Senior	Mr. Broad has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments
Stephen J. Busch	Vice President —	None	Mr. Busch has served in various
	Managed Accounts		executive capacities within
Delaware Investments
Mary Ellen M.	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
Carrozza	Services	Services	various executive capacities
within Delaware Investments
Stephen G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Wen-Dar Chen[13]	None	Vice President/Portfolio	Mr. Chen has served in various
		Manager	executive capacities within
Delaware Investments
Anthony G.	Vice President/Assistant	Vice President/Associate	Mr. Ciavarelli has served in
Ciavarelli	General Counsel/	General Counsel/ Assistant	various executive capacities
	Assistant Secretary	Secretary	within Delaware Investments

Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.
Bradley J. Cline[14]	None	Vice President/International	Mr. Cline has served in various
		Credit Research Analyst	executive capacities within
Delaware Investments
David F. Connor	Vice President/Deputy	Vice President/Deputy	Mr. Connor has served in
	General Counsel/	General Counsel/Secretary	various executive capacities
	Assistant Secretary		within Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust

Vice President/Deputy General
Counsel/ Secretary - Lincoln
National Investment
Companies, Inc.

8

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Cori E. Daggett	Vice President, Counsel,	Vice President, Associate	Ms. Daggett has served in
	Assistant Secretary	General Counsel, Assistant	various executive capacities
		Secretary	within Delaware Investments
Craig C. Dembek[15]	None	Vice President/Senior	Mr. Dembek has served in
		Research Analyst	various executive capacities
within Delaware Investments
Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Ericksen has served in
Ericksen[16]	Manager, Equity Analyst	Manager, Equity Analyst	various executive capacities
within Delaware Investments
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation	Mr. Ettinger has served in
various executive capacities
within Delaware Investments

Vice President/Taxation -
Lincoln National Investment
Companies, Inc.
Devon K. Everhart	None	Vice President/Senior	Mr. Everhart has served in
		Research Analyst	various executive capacities
within Delaware Investments
Joseph Fiorilla	Vice President/Trading	None	Mr. Fiorilla has served in
	Operations		various executive capacities
within Delaware Investments
Charles E. Fish	Vice President/Senior	None	Mr. Fish has served in various
	Equity Trader		executive capacities within
Delaware Investments
Clifford M. Fisher	Vice President/Senior	None	Mr. Fisher has served in various
	Municipal Bond Trader		executive capacities within
Delaware Investments
Patrick G. Fortier[17]	Vice President/Portfolio	Vice President/ Portfolio	Mr. Fortier has served in
	Manager, Equity Analyst	Manager, Equity Analyst	various executive capacities
within Delaware Investments
Paul D. Foster	Vice	None	Mr. Foster has served in various
	President/Investment		executive capacities within
	Specialist — Emerging		Delaware Investments
Growth Equity
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Municipal	Manager/Municipal Bond	various executive capacities
	Bond Credit Analyst	Credit Analyst	within Delaware Investments
Lawrence G.	None	Vice President/Senior	Mr. Franko has served in
Franko[18]		Equity Analyst	various executive capacities
within Delaware Investments
Henry A. Garrido[19]	Vice President/Equity	None	Mr. Garrido has served in
	Analyst		various executive capacities
within Delaware Investments
Daniel V. Geatens	None	Vice President/Treasurer	Mr. Geatens has served in
various executive capacities
within Delaware Investments

9

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Barry S. Gladstein	Vice President/Portfolio	Vice President/Equity	Mr. Gladstein has served in
	Manager	Analyst/Portfolio Manager	various executive capacities
within Delaware Investments
Gregg Gola[20]	None	Vice President/Senior High	Mr. Gola has served in various
		Yield Trader	executive capacities within
Delaware Investments
Christopher	None	Vice President/Senior	Mr. Gowlland has served in
Gowlland[21]		Quantitative Analyst	various executive capacities
within Delaware Investments
Edward Gray[22]	Vice President/Senior	Vice President/Senior	Mr. Gray has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
David J. Hamilton	None	Vice President/Credit	Mr. Hamilton has served in
		Research Analyst	various executive capacities
within Delaware Investments
Brian Hamlet[23]	None	Vice President/Senior	Mr. Hamlet has served in
		Corporate Bond Trader	various executive capacities
within Delaware Investments
Lisa L. Hansen[24]	Vice President/Head of	None	Ms. Hansen has served in
	Focus Growth Equity		various executive capacities
	Trading		within Delaware Investments
Gregory M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Heywood has served in
Heywood[25]	Manager, Equity Analyst	Manager, Research Analyst	various executive capacities
within Delaware Investments
Sharon Hill	Vice President/Head of	Vice President/Head of	Ms. Hill has served in various
	Equity Quantitative	Equity Quantitative	executive capacities within
	Research and Analytics	Research and Analytics	Delaware Investments
J. David Hillmeyer[26]	None	Vice President/Corporate	Mr. Hillmeyer has served in
		Bond Trader	various executive capacities
within Delaware Investments
Christopher M.	Vice President/Portfolio	Vice President/Associate	Mr. Holland has served in
Holland	Manager	Equity Analyst II/Portfolio	various executive capacities
		Manager	within Delaware Investments
Chungwei Hsia[27]	None	Vice President/Senior	Mr. Hsia has served in various
		Research Analyst	executive capacities within
Delaware Investments
Michael E. Hughes	Vice President/Senior	Vice President/Senior	Mr. Hughes has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments
Jordan L. Irving	Vice President/Senior	Vice President/Senior	Mr. Irving has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Cynthia Isom	Vice President/Senior	Vice President/Portfolio	Ms. Isom has served in various
	Portfolio Manager	Manager	executive capacities within
Delaware Investments
Kenneth R. Jackson	Vice	Vice President/Equity	Mr. Jackson has served in
	President/Quantitative	Trader	various executive capacities
	Analyst		within Delaware Investments
Stephen M.	None	Vice President/Structured	Mr. Juszczyszyn has served in
Juszczyszyn[28]		Products Analyst/Trader	various executive capacities
within Delaware Investments

10

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Audrey E. Kohart	Vice President/Financial	Vice President/Financial	Ms. Kohart has served in
	Planning and Reporting	Planning and Reporting	various executive capacities
within Delaware Investments
Roseanne L. Kropp	Vice President/Senior	None	Ms. Kropp has served in various
	Fund Analyst II		executive capacities within
Delaware Investments
Nikhil G. Lalvani	Vice President/Senior	Vice President/Senior	Mr. Lalvani has served in
	Equity Analyst/Portfolio	Equity Analyst/Portfolio	various executive capacities
	Manager	Manager	within Delaware Investments
Steven T. Lampe	Vice President/Portfolio	Vice President/Portfolio	Mr. Lampe has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Anthony A.	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
Lombardi	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Francis P. Magee	Vice President/Equity	None	Mr. Magee has served in
	Business Manager		various executive capacities
within Delaware Investments
John P. McCarthy[29]	None	Vice President/Senior	Mr. McCarthy has served in
		Research Analyst/Trader	various executive capacities
within Delaware Investments
Brian McDonnell[30]	None	Vice President/Structured	Mr. McDonnell has served in
		Products Analyst/Trader	various executive capacities
within Delaware Investments
Michael S. Morris	Vice President/Portfolio	Vice President/Portfolio	Mr. Morris has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Victor Mostrowski[31]	None	Vice President/Portfolio	Mr. Mostrowski has served in
		Manager	various executive capacities
within Delaware Investments
Philip O. Obazee	Vice President/	Vice President/ Derivatives	Mr. Obazee has served in
	Derivatives Manager	Manager	various executive capacities
within Delaware Investments
Donald G. Padilla	Vice President/Portfolio	Vice President/Portfolio	Mr. Padilla has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Daniel J. Prislin[32]	Vice President/Senior	Vice President/Senior	Mr. Prislin has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments
Gretchen Regan	None	Vice President/Quantitative	Ms. Regan has served in various
		Analyst	executive capacities within
Delaware Investments
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist,	Investment Specialist,	executive capacities within
	Large Cap Value Focus	Large Cap Value Focus	Delaware Investments
	Equity	Equity
Joseph T. Rogina	Vice President/Equity	None	Mr. Rogina has served in
	Trader		various executive capacities
within Delaware Investments
Debbie A. Sabo[33]	Vice President/Equity	None	Ms. Sabo has served in various
	Trader, Focus Growth		executive capacities within
	Equity		Delaware Investments
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Municipal Credit Analyst	Municipal Credit Analyst	various executive capacities
within Delaware Investments

11

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Bruce Schoenfeld[34]	Vice President/Equity	Vice President/Equity	Mr. Schoenfeld has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Richard D. Seidel	Vice President/Assistant	None	Mr. Seidel has served in various
	Controller/Assistant		executive capacities within
	Treasurer		Delaware Investments

Vice President/Assistant
Controller/Assistant Treasurer -
Lincoln National Investment
Companies, Inc.
Brian M. Scotto	None	Vice President/Structured	Mr. Scotto has served in various
		Products Analyst	executive capacities within
Delaware Investments
Nancy E. Smith	Vice President —	Vice President —	Ms. Smith has served in various
	Investment Accounting	Investment Accounting	executive capacities within
Delaware Investments
Brenda L. Sprigman	Vice President/Business	None	Ms. Sprigman has served in
	Manager -— Fixed		various executive capacities
	Income		within Delaware Investments
Michael T. Taggart	Vice President/Facilities	None	Mr. Taggart has served in
	& Administrative		various executive capacities
	Services		within Delaware Investments
Risé Taylor	Vice President Strategic	None	Ms. Taylor has served in
	Investment		various executive capacities
within Delaware Investments
Rudy D. Torrijos, III	None	Vice President/Portfolio	Mr. Torrijos has served in
		Manager	various executive capacities
within Delaware Investments
Michael Tung[35]	None	Vice President/Portfolio	Mr. Tung has served in various
		Manager	executive capacities within
Delaware Investments

Vice President/Equity Analyst –
Delaware Investment Advisers
(a series of Delaware
Management Business Trust)
Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Lori P. Wachs	Vice President/Portfolio	Vice President/Portfolio	Ms. Wachs has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Jeffrey S. Wang[36]	None	Vice President/Equity	Mr. Wang has served in various
		Analyst	executive capacities within
Delaware Investments
Michael G.	None	Vice President/Senior	Mr. Wildstein has served in
Wildstein[37]		Research Analyst	various executive capacities
within Delaware Investments

12

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.
Nashira Wynn	Vice President/Senior	Vice President/Senior	Ms. Wynn has served in various
	Equity Analyst/Portfolio	Equity Analyst/Portfolio	executive capacities within
	Manager	Manager	Delaware Investments
Guojia Zhang[38]	Vice President/Equity	Vice President/Equity	Mr. Zhang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments
Douglas R. Zinser[39]	None	Vice President/Credit	Mr. Zinser has served in various
		Research Analyst	executive capacities within
Delaware Investments

1 Managing Director/Global Head of Equity (2004-2007) and Director/Portfolio Strategist (1996-2004), SEI Investments.
2 Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.
3 Senior Portfolio Manager, Chartwell Investment Partners, 2003-2007; Chief Investment Officer, Turner Investments, 2002-2003.
4 Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.
5 Portfolio Manager, Thomas Weisel Partners, 2002-2005.
6 Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005
7 Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
8 Research Analyst, Gartmore Global Investments, 2004-2007; Vice President - Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.
9 Client Service Officer, Thomas Weisel Partners, 2002-2005.
10 Senior Research Associate, Thomas Weisel Partners, 2002-2005.
11 Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.
12 Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
13 Quantitative Analyst, J.P. Morgan Securities, 1998-2004.
14 Securities Litigation Associate, Sutherland Asbill & Brennan, 2004-2005.
15 Senior Fixed Income Analyst, Chartwell Investment Partners, 2003-2007; Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.
16 Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.
17 Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
18 Finance Professor, University of Massachusetts, 1987-2006; Co-founder, Arborway Capital, 2005; Senior Investment Professional, Thomas Weisel Partners, 2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.
19 Senior Analyst, Wells Capital Management, 2000-2006.
20 Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and Sherrerd, 1998-2007.
21 Vice President/Senior Quantitative Analyst, State Street Global Markets LLC, 2005-2007; Quantitative Strategist, Morgan Stanley, 2004-2005; Investment Banker, Commerzbank Securities, 2000-2004.
22 Portfolio Manager, Thomas Weisel Partners, 2002-2005.
23 Vice President, Lehman Brothers Holdings, 2003-2007.
24 Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.
25 Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells CapitalManagement, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.
26 Senior Corporate Bond Trader/High Yield Portfolio Manager/Quantitative Analyst, Hartford Investment Management Company, 1996-2007.
27 Senior Analyst, Oppenheimerfunds, 2006-2007; Senior Analyst, Merrill Lynch Investment Managers, 2005-2006; Analyst, Federated Investors, 2001-2005.
28 Director of Fixed Income Trading, Sovereign Bank Capital Markets, 2001-2007.

13

29 Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.
30 Managing Director – Fixed Income Trading, Sovereign Securities, 2001-2007.
31 Senior Portfolio Manager, HSBC Halbis Partners (USA), 2006-2007; Global Fixed Income Portfolio Manager, State of New Jersey, Department of Treasury, Division of Investment, 1999-2006.
32 Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.
33 Head Trader, McMorgan & Company, 2003-2005.
34 Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
35 Vice President, Galleon Group, 2005-2006; Analyst, Hambrecht & Quist Capital Management, 2003-2005; Junior Analyst, Durus Capital Management, 2003; Anesthesiologist, Beth Israel Deaconess Medical Center, Harvard Medical School, 2002-2003.
36 Investment Manager, Pictet Asset Management Limited, 2004-2007; Summer Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate, Putnam Investments, 1999-2002.
37 Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.
38 Equity Analyst, Evergreen Investment Management Company, 2004-2006.
39 Vice President, Assurant, 2006-2007; Assistant Vice President - Senior Research Analyst, Delaware Investments, 2002-2006.

Item 27.	Principal Underwriters.

	(a)(1)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

	(a)(2)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital	Limited Partner	None
Management
Delaware Investment Advisers	Limited Partner	None
Theodore K. Smith	President	None
Philip N. Russo	Executive Vice President	None
Douglas L. Anderson	Senior Vice President/Operations	None
Jeffrey M. Kellogg	Senior Vice President/Senior Product	None
Manager/Communications Manager
Brian L. Murray, Jr.	Senior Vice President/Compliance	Senior Vice President/Chief
Compliance Officer
David P. O’Connor	Senior Vice President/Strategic	Senior Vice President/Strategic
	Investment Relationships and	Investment Relationships and
	Initiatives/General Counsel	Initiatives/General Counsel
Robert E. Powers	Senior Vice President/Senior	None
Domestic Sales Manager
Richard Salus	Senior Vice President/Controller/	Senior Vice President/Chief
	Treasurer/Financial Operations	Financial Officer
Principal
James L. Shields	Senior Vice President/Chief	None
Information Officer
Trevor M. Blum	Vice President/Senior Consultant	None
Relationship Manager
E. Zoe Bradley	Vice President/Product Management	None
Manager

14

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Mary Ellen M. Carrozza	Vice President/Client Services	None
Anthony G. Ciavarelli	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
David F. Connor	Vice President/Deputy General	Vice President/Deputy General
	Counsel/Secretary	Counsel/Secretary
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation
Matthew B. Golden	Vice President/Service Center	None
Edward M. Grant	Vice President/Senior Domestic	None
Sales Manager
Audrey Kohart	Vice President/Financial Planning	Vice President/Financial Planning
	and Reporting	and Reporting
Marlene D. Petter	Vice President/Marketing	None
Communications
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Michael T. Taggart	Vice President/Facilities &	None
Administrative Services
Molly Thompson	Vice President/Associate Product	None
Management Manager
Kathryn R. Williams	Vice President/Senior Counsel/	Vice President/Associate General
	Assistant Secretary	Counsel/Assistant Secretary

(b)(1)	Lincoln Financial Distributors, Inc. (“LFD”) serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

(b)(2)	Information with respect to each officer and partner of LFD and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

Name and Principal Business		Positions and Offices with
Address	Positions and Office with LFD	Registrant
Terrance Mullen	President	None
Joel Schwartz	Vice President	None
Nancy Briguglio	Vice President	None
Daniel P. Hickey[1]	Vice President	None
Karina Istvan	Vice President	None
James Ryan	Vice President	None
Sharon G. Marnien	Vice President	None

[1] 350 Church Street, Hartford, CT 06103

(c) Not applicable.

Item 28.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market Street, Philadelphia, PA 19103-7094 and 430 W. 7th Street, Kansas City, MO 64105.

Item 29.	Management Services. None.

Item 30.	Undertakings. Not applicable.

15

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of January, 2008.

DELAWARE GROUP FOUNDATION FUNDS

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	January 28, 2008
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	January 28, 2008
Thomas L. Bennett

John A. Fry	*	Trustee	January 28, 2008
John A. Fry

Anthony D. Knerr	*	Trustee	January 28, 2008
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	January 28, 2008
Lucinda S. Landreth

Ann R. Leven	*	Trustee	January 28, 2008
Ann R. Leven

Thomas F. Madison	*	Trustee	January 28, 2008
Thomas F. Madison

Janet L. Yeomans	*	Trustee	January 28, 2008
Janet L. Yeomans

J. Richard Zecher	*	Trustee	January 28, 2008
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	January 28, 2008
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

16

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS

TO

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

17

INDEX TO EXHIBITS
(Delaware Group Foundation Funds)

Exhibit No.	Exhibit
EX-99.b	Amended and Restated By-Laws (November 16, 2006)

EX-99.d.3	Executed Investment Advisory Expense Limitation Letter (January 2008) between Delaware Management Company (a series of Delaware Management Business Trust) and Registrant

EX-99.e.1.ii	Executed Distribution Expense Limitation Letter (January 2008) between Delaware Distributors, L.P. and Registrant

EX-99.j	Consent of Independent Registered Public Accounting Firm (January 2008)

18